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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08697

                         AIM Special Opportunities Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31____

Date of reporting period: 04/30/06

Item 1. Reports to Stockholders.

                                                        AIM OPPORTUNITIES I FUND
                               Semiannual Report to Shareholders o April 30,2006


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

====================================================================================================================================
AIM OPPORTUNITIES I FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            returns based on those net asset values
                                                                                          may differ from the net asset values and
o Class B shares are not available as an     o The unmanaged STANDARD & POOR'S            returns reported in the Financial
investment for retirement plans              COMPOSITE INDEX OF 500 STOCKS (the S&P       Highlights.
maintained pursuant to Section 401 of        500--Registered Trademark-- Index) is an
the Internal Revenue Code, including         index of common stocks frequently used       o Industry classifications used in this
401(k) plans, money purchase pension         as a general measure of U.S. stock           report are generally according to the
plans and profit sharing plans. Plans        market performance.                          Global Industry Classification Standard,
that had existing accounts invested in                                                    which was developed by and is the
Class B shares prior to September 30,        o The unmanaged RUSSELL 2000--Registered     exclusive property and a service mark of
2003, will continue to be allowed to         Trademark-- INDEX represents the             Morgan Stanley Capital International
make additional purchases.                   performance of the stocks of                 Inc. and Standard & Poor's.
                                             small-capitalization companies.
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  The Fund provides a complete list of its
                                             o The unmanaged LIPPER SMALL-CAP CORE        holdings four times in each fiscal year,
o The Fund may invest up to 25% of its       FUND INDEX represents an average of the      at the quarter-ends. For the second and
assets in the securities of non-U.S.         performance of the 30 largest                fourth quarters, the lists appear in the
issuers. International investing             small-capitalization core equity funds       Fund's semiannual and annual reports to
presents certain risks not associated        tracked by Lipper Inc., an independent       shareholders. For the first and third
with investing solely in the United          mutual fund performance monitor.             quarters, the Fund files the lists with
States. These include risks relating to                                                   the Securities and Exchange Commission
fluctuations in the value of the U.S.        o The unmanaged LIPPER SMALL-CAP VALUE       (SEC) on Form N-Q. The most recent list
dollar relative to the values of other       FUND INDEX represents an average of the      of portfolio holdings is available at
currencies, the custody arrangements         performance of the 30 largest                AIMinvestments.com. From our home page,
made for the Fund's foreign holdings,        small-capitalization value funds tracked     click on Products & Performance, then
differences in accounting, political         by Lipper, Inc., an independent mutual       Mutual Funds, then Fund Overview. Select
risks and the lesser degree of public        fund performance monitor.                    your Fund from the drop-down menu and
information required to be provided by                                                    click on Complete Quarterly Holdings.
non-U.S. companies.                          o The Fund is not managed to track the       Shareholders can also look up the Fund's
                                             performance of any particular index,         Forms N-Q on the SEC Web site at
o Leveraging and short-selling, along        including the indexes defined here, and      sec.gov. Copies of the Fund's Forms N-Q
with other hedging strategies, present       consequently, the performance of the         may be reviewed and copied at the SEC
higher risks, but also offer greater         Fund may deviate significantly from the      Public Reference Room at 450 Fifth
potential rewards. Since stock prices        performance of the indexes.                  Street, N.W., Washington, D.C.
can rise without limit, short sales are                                                   20549-0102. You can obtain information
riskier because of unlimited exposure to     o A direct investment cannot be made in      on the operation of the Public Reference
loss until the position is covered. The      an index. Unless otherwise indicated,        Room, including information about
Fund, which is not a complete investment     index results include reinvested             duplicating fee charges, by calling
program, may not be appropriate for all      dividends, and they do not reflect sales     202-942-8090 or 800-732-0330,or by
investors. There is no guarantee that        charges. Performance of an index of          electronic request at the following
the Fund managers' investment strategies     funds reflects fund expenses;                e-mail address: publicinfo@sec.gov. The
will help investors attain their goals.      performance of a market index does not.      SEC file numbers for the Fund are
Please see the prospectus for more                                                        811-08697 and 333-47949.
information about specific investment        OTHER INFORMATION
strategies and risks.                                                                     A description of the policies and
                                             o The returns shown in management's          procedures that the Fund uses to
o Investing in smaller companies             discussion of Fund performance are based     determine how to vote proxies relating
involves greater risk than investing in      on net asset values calculated for           to portfolio securities is available
more established companies, such as          shareholder transactions. Generally          without charge, upon request, from our
business risk, significant stock price       accepted accounting principles require       Client Services department at
fluctuations and illiquidity.                adjustments to be made to the net assets     800-959-4246 or on the AIM Web site,
                                             of the Fund at period end for financial      AIMinvestments.com. On the home page,
o The Fund is nondiversified, which          reporting purposes, and as such, the net     scroll down and click on AIM Funds Proxy
increases risks as well as potential         asset values for shareholder                 Policy. The information is also avail-
rewards.                                     transactions and the                         able on the SEC Web site, sec.gov.

                                                                                          Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          ========================================
                                                                                          FUND NASDAQ SYMBOLS
================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A Shares                    ASCOX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class B Shares                    SCPBX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class C Shares                    SCOCX
================================================================================          ========================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
AIMinvestments.com

AIM OPPORTUNITIES I FUND

                     DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS--Registered Trademark--:

[PHOTO OF            We're pleased to provide you with this semiannual report,
ROBERT H.            which includes a discussion of how your Fund was managed
GRAHAM]              for the six months ended April 30, 2006, and what factors
                     affected its performance. That discussion begins on page 3.
ROBERT H. GRAHAM
                        It's been said nothing is certain but death and taxes.
[PHOTO OF            We would venture to add that one other thing is certain:
PHILIP               Markets change--and change often--in the short term. The
TAYLOR]              period covered in this report is a perfect example.
                     Domestic and global equity markets were generally strong
PHILIP TAYLOR        throughout the period, but they became considerably more
                     volatile and negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

    o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

    o The dollar remained weak, making imports more expensive and thereby raising inflation.

    o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

    While we can't do anything about the ambiguity and uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

    We also believe in the value of a trusted financial advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

OUR COMMITMENT TO YOU

In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

    Information about investing, the markets and your Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM                                 /s/ PHILIP TAYLOR
-----------------------------------                  ---------------------------
Robert H. Graham                                     Philip Taylor
President & Vice Chair -- AIM Funds                  CEO, AIM Investments
Chair, AIM Investments

June 19, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM OPPORTUNITIES I FUND


                     DEAR FELLOW AIM FUND SHAREHOLDERS:

[PHOTO OF            Having completed a year of transition and change at AIM
 BRUCE L.            Funds--as well as my first full year as your board's
CROCKETT]            independent chair--I can assure you that shareholder
                     interests are at the forefront of every decision your
BRUCE L. CROCKETT    board makes. While regulators and fund companies debate
                     the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

    o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

    o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

    In 2006, your board will continue to focus on fund expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

    The AIM Funds board is pleased to welcome our newest independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

    Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

Sincerely,

/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair
AIM Funds Board

June 19, 2006

AIM OPPORTUNITIES I FUND


MANAGEMENT'S DISCUSSION OF                                                                2. RISK MANAGEMENT
FUND PERFORMANCE
                                                                                          o Our risk model looks at how these
=====================================================================================     companies perform in response to changes
                                                                                          in economic factors such as inflation,
PERFORMANCE SUMMARY                          ========================================     industrial production, the price of oil,
                                             FUND VS. INDEXES                             and so on. Such changes will have
For the six months ended April 30, 2006,                                                  positive impact on some companies and
AIM Opportunities I Fund produced            CUMULATIVE TOTAL RETURNS,                    negative impact on others
double-digit returns. Excluding sales        10/31/05--4/30/06, EXCLUDING APPLICABLE
charges, the Fund outperformed its broad     SALES CHARGES. IF SALES CHARGES WERE         o Given the push/pull of these risk
market index, but underperformed its         INCLUDED, RETURNS WOULD BE LOWER.            factors, we try to reduce the Fund's
style-specific index. Your Fund's focus                                                   overall risk by pairing stocks that
on small-cap stocks, which fared better      Class A Shares                    11.28%     benefit from an improvement in a certain
than large-cap stocks, helped it                                                          factor with those that benefit from
outperform the large-cap oriented S&P        Class B Shares                    10.86      worsening in that same factor. Our goal
500 Index. The Fund underperformed its                                                    is for the Fund to benefit whichever way
style-specific benchmark largely because     Class C Shares                    10.93      the market moves
of an underweight position and stock
selection in the industrials sector, and     S&P 500 Index (Broad Market                     We consider selling or reducing our
stock selection issues in the                Index)                             9.63      position in a particular security when:
information technology sector.
                                             Russell 2000 Index                           o The stock no longer exhibits
For long-term performance, see page 5.       (Style-specific Index)            18.91      characteristics that drive performance

                                             Lipper Small-Cap Core Fund Index             o Holding the security adds too much
                                             (New Peer Group Index)            17.95      additional risk to the overall portfolio

                                             Lipper Small-Cap Value Fund                  MARKET CONDITIONS AND YOUR FUND
                                             Index (Former Peer
                                             Group Index)                      17.44      Despite widespread concern about the
                                                                                          potential impact of rising short-term
                                             SOURCE: LIPPER INC.                          interest rates, historically high energy
                                             ========================================     prices, ongoing concern about a housing
                                                                                          bubble, and the long-term economic
=====================================================================================     effects of two devastating Gulf Coast
                                                                                          hurricanes, the U.S. economy showed
HOW WE INVEST                                o We measure each candidate for the          signs of strength for the period covered
                                             portfolio against these qualities to         by this report. During the reporting
We have developed a quantitative             identify companies we believe may            period, the Federal Reserve (the Fed)
investment process based on tenets of        increase in value in the next six to 12      continued its tightening policy, raising
mathematics, statistics and behavioral       months (long positions) or decrease in       the key federal funds target rate to
finance focusing on U.S. domestic            value over that period (short                4.75% as Ben Bernanke became new Fed
small-cap stocks. It has two main            positions). Short selling is used to         chairman. Early in the reporting
components:                                  capitalize on an expected decline in a
                                             security's price
1. STOCK SELECTION
                                             o Long positions exhibit the best
o We believe certain qualities, such as      earnings growth potential and least
growth and stability of earnings,            potential for earnings disappointments
profitability and financial strength,        in our opinion; short positions
identify companies as probable strong        generally exhibit the opposite traits
performers

                                                                                                                       (continued)

========================================     ========================================     ========================================
PORTFOLIO COMPOSITION*                       TOP 5 SHORT POSITIONS                        TOP 10 LONG POSITIONS**

By sector; long and short holdings            1. Conor Medsystems, Inc.         1.5%       1. Energen Corp.                   2.2%

Financials                         19.8%      2. Northeast Utilities            1.2        2. Corus Bankshares, Inc.          1.8

Information Technology             17.2       3. SRA International,             1.2        3. Commercial Metals Co.           1.7
                                                 Inc.--Class A
Industrials                        15.4                                                    4. Timken Co. (The)                1.5
                                              4. Fluor Corp.                    1.1
Consumer Discretionary             13.4                                                    5. Penn Virginia Corp.             1.4
                                              5. Fresh Del Monte Produce Inc.   1.1
Health Care                        10.0                                                    6. Endurance Specialty Holdings
                                                                                              Ltd.                            1.3
Energy                              7.6      TOTAL NUMBER OF LONG HOLDINGS**    255
                                                                                           7. Safety Insurance Group, Inc.    1.2
Materials                           7.4      TOTAL NUMBER OF SHORT HOLDINGS      30
                                                                                           8. Nordson Corp.                   1.2
Consumer Staples                    3.0      TOTAL NET ASSETS          $219 MILLION
                                                                                           9. South Jersey Industries, Inc.   1.1
Telecommunication Services          0.6
                                                                                          10. CommScope, Inc.                 1.1
Utilities                          -0.5

Money Market Funds                  6.1

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Based on total investments.

**Excluding money market fund holdings.
========================================     ========================================     ========================================

AIM OPPORTUNITIES I FUND

period, investors were concerned about       returns regardless of their                                  DEREK S. IZUEL, Chartered
the impact that rising interest rates        fundamentals. When selecting stocks to                       Financial Analyst, senior
and a flattening yield curve could have      short, our analysis identifies factors            [IZUEL     portfolio manager, is
on company profits and an overheating of     that have historically been associated            PHOTO]     lead manager of AIM
home prices. The nation's gross domestic     with declines in stock prices. Although                      Opportunities I Fund. Mr.
product, after expanding at a weak           the Fund's short positions generally          Izuel began his investment career in
annualized rate of 1.7% in the fourth        detracted from performance over the           1997. He earned a B.A. in computer
quarter of 2005, expanded at a more          period, we remain committed to our            science from the University of California
robust 5.3% annualized rate in the first     process of selecting stocks to short.         and an M.B.A. from the University of
quarter of 2006, boosted by an increase                                                    Michigan.
in business investment and a upsurge in          The Fund employs leveraging to
consumer spending.                           maintain a net 100% exposure to                              DUY NGUYEN, Chartered
                                             equities. Because the Fund takes short                       Financial Analyst,
    At the end of the reporting period,      positions, the long exposure percentage         [NGUYEN      portfolio manager, is
the impact of market trends and our          is reduced. By using leverage, the Fund           PHOTO]     a manager of AIM
allocation decisions resulted in the         is able to add to long positions in an                       Opportunities I Fund. Mr.
portfolio being primarily overweight in      amount that is equal to the short             Nguyen joined AIM in 2000. He earned a
the energy and financials sectors, while     percentage, thus leaving the Fund 100%        B.B.A. from the University of Texas.
the industrials and utilities sectors        long. The use of leveraging enhanced
represented our most significant             portfolio returns during the period.          Assisted by the Global Quantitative
underweight positions.                                                                     Strategies Team
                                             IN CLOSING
    Fund performance benefited from our                                                              [RIGHT ARROW GRAPHIC]
over-weight position in the financials       Our investment discipline is focused on
sector along with favorable stock            seeking consistent and strong                 FOR A PRESENTATION OF YOUR FUND'S
selection in the health care sector.         risk-adjusted returns for shareholders        LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.
Stock selection in the materials,            by adhering to our disciplined
information technology and industrials       quantitative investment process for a
sectors were detractors from performance     period of years--not months. While we
relative to the style-specific index.        believe this long-term investment
                                             horizon enables us to potentially
    COMMERCIAL METALS, a manufacturer        capitalize on the opportunities created
and distributor of metal and steel           by normal market volatility, we realize
products, enhanced Fund performance.         that short-term results may lag the
When we bought the stock, we believed it     market. We encourage shareholders to
was attractively valued. The company         avoid placing undue emphasis on
experienced steady earnings growth,          short-term relative performance and
increasing the potential for improving       instead measure the success of our
profit margins, as demand for steel          investment process over long-term
continued to grow worldwide.                 periods.

    A short position that detracted from         We thank you for your continued
performance was KEYSPAN, a regulated         investment in AIM Opportunities I Fund.
natural gas utility company that
operates in the north-eastern United         The views and opinions expressed in
States. Our analysis indicated that the      management's discussion of Fund
stock was overvalued, based on the           performance are those of A I M Advisors,
company's declining earning estimates.       Inc. These views and opinions are
During the first quarter of 2006,            subject to change at any time based on
National Grid (not a Fund holding), a        factors such as market and economic
British-based utility operator,              conditions. These views and opinions may
announced a bid to purchase the company      not be relied upon as investment advice
at a premium to the price at which           or recommendations, or as an offer for a
Keyspan's stock was trading. This news       particular security. The information is
caused the price of Keyspan to jump,         not a complete analysis of every aspect
which negatively affected our short          of any market, country, industry,
position.                                    security or the Fund. Statements of fact
                                             are from sources considered reliable,
    During the reporting period, all         but A I M Advisors, Inc. makes no
sectors enhanced the performance of the      representation or warranty as to their
style-specific benchmark. The period         completeness or accuracy. Although
resembled a "rising tide lifts all           historical performance is no guarantee
boats" environment in which many of the      of future results, these insights may
stocks in the index experienced strong       help you understand our investment
                                             management philosophy.

                                                 See important Fund and index
                                             disclosures on the inside front cover.

AIM OPPORTUNITIES I FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/06, including applicable          As of 3/31/06, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES
Inception (6/29/98)              13.37%      Inception (6/29/98)              13.42%
 5 Years                          1.99        5 Years                          3.16
 1 Year                           9.06        1 Year                           4.28

CLASS B SHARES                               CLASS B SHARES
Inception (7/13/98)              13.35%      Inception (7/13/98)              13.42%
 5 Years                          2.09        5 Years                          3.28
 1 Year                           9.92        1 Year                           5.13

CLASS C SHARES                               CLASS C SHARES
Inception (12/30/98)             12.31%      Inception (12/30/98)             12.36%
 5 Years                          2.42        5 Years                          3.61
 1 Year                          13.60        1 Year                           8.66
========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT        OTHERWISE STATED. PERFORMANCE FIGURES DO     CONTINGENT DEFERRED SALES CHARGE (CDSC)
PAST PERFORMANCE AND CANNOT GUARANTEE        NOT REFLECT DEDUCTION OF TAXES A             FOR THE PERIOD INVOLVED. THE CDSC ON
COMPARABLE FUTURE RESULTS; CURRENT           SHAREHOLDER WOULD PAY ON FUND                CLASS B SHARES DECLINES FROM 5%
PERFORMANCE MAY BE LOWER OR HIGHER.          DISTRIBUTIONS OR SALE OF FUND SHARES.        BEGINNING AT THE TIME OF PURCHASE TO 0%
PLEASE VISIT AIMinvestments.com FOR THE      INVESTMENT RETURN AND PRINCIPAL VALUE        AT THE BEGINNING OF THE SEVENTH YEAR.
MOST RECENT MONTH-END PERFORMANCE.           WILL FLUCTUATE SO THAT YOU MAY HAVE A        THE CDSC ON CLASS C SHARES IS 1% FOR THE
PERFORMANCE FIGURES REFLECT REINVESTED       GAIN OR LOSS WHEN YOU SELL SHARES.           FIRST YEAR AFTER PURCHASE.
DISTRIBUTIONS, CHANGES IN NET ASSET
VALUE AND THE EFFECT OF THE MAXIMUM              CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
SALES CHARGE UNLESS                          THE MAXIMUM 5.50% SALES CHARGE, AND          CLASSES WILL DIFFER DUE TO DIFFERENT
                                             CLASS B AND CLASS C SHARE PERFORMANCE        SALES CHARGE STRUCTURES AND CLASS
                                             REFLECTS THE APPLICABLE                      EXPENSES.

AIM OPPORTUNITIES I FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,           The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading        and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you         hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                          in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
November 1, 2005, through April 30,          before expenses, which is not the Fund's     information is useful in comparing
2006.                                        actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended April 30, 2006, appear in the          if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 3.          included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table,

====================================================================================================================================
                                                   ACTUAL                         HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING              EXPENSES        ENDING             EXPENSES         ANNUALIZED
SHARE          ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS            (11/1/05)           (4/30/06)(1)           PERIOD(2)      (4/30/06)           PERIOD(2)           RATIO
  A              $1,000.00            $1,112.80              $14.41        $1,011.16            $13.71             2.75%
  B               1,000.00             1,108.60               18.30         1,007.44             17.42             3.50
  C               1,000.00             1,109.30               18.30         1,007.44             17.42             3.50

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================
                                                                                                [ARROW
                                                                                                BUTTON   For More Information Visit
                                                                                                IMAGE]       AIMinvestments.com

AIM OPPORTUNITIES I FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Special         o The quality of services to be provided   o Overall performance of AIM. The Board
Opportunities Funds (the "Board")            by AIM. The Board reviewed the             considered the overall performance of
oversees the management of AIM               credentials and experience of the          AIM in providing investment advisory and
Opportunities I Fund (the "Fund") and,       officers and employees of AIM who will     portfolio administrative services to the
as required by law, determines annually      provide investment advisory services to    Fund and concluded that such performance
whether to approve the continuance of        the Fund. In reviewing the                 was satisfactory.
the Fund's advisory agreement with A I M     qualifications of AIM to provide
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board    o Fees relative to those of clients of
recommendation of the Investments            reviewed the qualifications of AIM's       AIM with comparable investment
Committee of the Board at a meeting held     investment personnel and considered such   strategies. The Board reviewed the
on June 30, 2005, the Board, including       issues as AIM's portfolio and product      advisory fee rate for the Fund under the
all of the independent trustees,             review process, various back office        Advisory Agreement. The Board noted that
approved the continuance of the advisory     support functions provided by AIM and      the Fund's advisory fee is structured as
agreement (the "Advisory Agreement")         AIM's equity and fixed income trading      a fulcrum fee, with a base component and
between the Fund and AIM for another         operations. Based on the review of these   a performance adjustment component, and
year, effective July 1, 2005.                and other factors, the Board concluded     that the base fee component of the
                                             that the quality of services to be         Fund's advisory fee was lower than the
    The Board considered the factors         provided by AIM was appropriate and that   base fee component of the advisory fees
discussed below in evaluating the            AIM currently is providing satisfactory    for two mutual funds with fulcrum
fairness and reasonableness of the           services in accordance with the terms of   advisory fees advised by AIM with
Advisory Agreement at the meeting on         the Advisory Agreement.                    investment strategies comparable to
June 30, 2005 and as part of the Board's                                                those of the Fund. The Board also noted
ongoing oversight of the Fund. In their      o The performance of the Fund relative     that the performance adjustment
deliberations, the Board and the             to comparable funds. The Board reviewed    component of the Fund's advisory fee was
independent trustees did not identify        the performance of the Fund during the     less than the performance adjustment
any particular factor that was               past one, three and five calendar years    component for these two mutual funds.
controlling, and each trustee attributed     against the performance of funds advised   Based on this review, the Board
different weights to the various             by other advisors with investment          concluded that the advisory fee rate for
factors.                                     strategies comparable to those of the      the Fund under the Advisory Agreement
                                             Fund. The Board noted that the Fund's      was fair and reasonable.
    One of the responsibilities of the       performance in such periods was below
Senior Officer of the Fund, who is           the median performance of such             o Fees relative to those of comparable
independent of AIM and AIM's affiliates,     comparable funds. The Board noted that     funds with other advisors. The Board
is to manage the process by which the        AIM has recently made changes to the       reviewed the advisory fee rate for the
Fund's proposed management fees are          Fund's portfolio management team, which    Fund under the Advisory Agreement. The
negotiated to ensure that they are           appear to be producing encouraging early   Board compared effective contractual
negotiated in a manner which is at arm's     results but need more time to be           advisory fee rates at a common asset
length and reasonable. To that end, the      evaluated before a conclusion can be       level and noted that the Fund's rate was
Senior Officer must either supervise a       made that the changes have addressed the   above the median rate of the funds
competitive bidding process or prepare       Fund's under-performance. Based on this    advised by other advisors with
an independent written evaluation. The       review, the Board concluded that no        investment strategies comparable to
Senior Officer has recommended an            changes should be made to the Fund and     those of the Fund that the Board
independent written evaluation in lieu       that it was not necessary to change the    reviewed. The Board noted that none of
of a competitive bidding process and,        Fund's portfolio management team at this   the advisory fees for these other funds
upon the direction of the Board, has         time.                                      were structured as fulcrum fees. Based
prepared such an independent written                                                    on this review, the Board concluded that
evaluation. Such written evaluation also     o The performance of the Fund relative     the advisory fee rate for the Fund under
considered certain of the factors            to indices. The Board reviewed the         the Advisory Agreement was fair and
discussed below. In addition, as             performance of the Fund during the past    reasonable.
discussed below, the Senior Officer made     one, three and five calendar years
certain recommendations to the Board in      against the performance of the Lipper      o Expense limitations and fee waivers.
connection with such written evaluation.     Small-Cap Value Index. The Board noted     The Board noted that there were no fee
                                             that the Fund's performance in such        waivers or expense limitations currently
    The discussion below serves as a         periods was below the performance of       in effect for the Fund. The Board
summary of the Senior Officer's              such Index. The Board noted that AIM has   concluded that no such waivers or
independent written evaluation and           recently made changes to the Fund's        limitations were necessary at this time
recommendations to the Board in              portfolio management team, which appear    because the Fund's overall expense ratio
connection therewith, as well as a           to be producing encouraging early          were lower than that of the funds
discussion of the material factors and       results but need more time to be           advised by other advisors with
the conclusions with respect thereto         evaluated before a conclusion can be       investment strategies comparable to
that formed the basis for the Board's        made that the changes have addressed the   those of the Fund that the Board
approval of the Advisory Agreement.          Fund's under-performance. Based on this    reviewed.
After consideration of all of the            review, the Board concluded that no
factors below and based on its informed      changes should be made to the Fund and     o Breakpoints and economies of scale.
business judgment, the Board determined      that it was not necessary to change the    The Board reviewed the structure of the
that the Advisory Agreement is in the        Fund's portfolio management team at this   Fund's advisory fee under the Advisory
best interests of the Fund and its           time.                                      Agreement, noting that it does not
shareholders and that the compensation                                                  include any breakpoints. The Board
to AIM under the Advisory Agreement is       o Meeting with the Fund's portfolio        considered whether it would be
fair and reasonable and would have been      managers and investment personnel. With    appropriate to add advisory fee
obtained through arm's length                respect to the Fund, the Board is          breakpoints for the Fund or whether, due
negotiations.                                meeting periodically with such Fund's      to the nature of the Fund and the
                                             portfolio managers and/or other            advisory fee structures of comparable
o The nature and extent of the advisory      investment personnel and believes that     funds, it was reasonable to structure
services to be provided by AIM. The          such individuals are competent and able    the advisory fee without breakpoints.
Board reviewed the services to be            to continue to carry out their             Based on this review, the Board
provided by AIM under the Advisory           responsibilities under the Advisory        concluded that it was not necessary to
Agreement. Based on such review, the         Agreement.                                 add advisory fee breakpoints to the
Board concluded that the range of                                                       Fund's advisory fee schedule. The Board
services to be provided by AIM under the                                                reviewed the level of the Fund's
Advisory Agreement was appropriate and                                                  advisory fees, and noted that such fees,
that AIM currently is providing services                                                as a percentage of the Fund's net
in accordance with the terms of the                                                     assets, would remain constant under the
Advisory Agreement.                                                                     Advisory Agreement because the Advisory
                                                                                        Agreement does not

                                                                                                                         (continued)

AIM OPPORTUNITIES I FUND

include any breakpoints. The Board           financial condition, the Board concluded
concluded that the Fund's fee levels         that the compensation to be paid by the
under the Advisory Agreement therefore       Fund to AIM under its Advisory Agreement
would not reflect economies of scale.        was not excessive.

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by the Fund and/or other funds advised
pursuant to the terms of an SEC              by AIM are used to pay for research and
exemptive order. The Board found that        execution services. This research is
the Fund may realize certain benefits        used by AIM in making investment
upon investing cash balances in AIM          decisions for the Fund. The Board
advised money market funds, including a      concluded that such arrangements were
higher net return, increased liquidity,      appropriate.
increased diversification or decreased
transaction costs. The Board also found      o AIM's financial soundness in light of
that the Fund will not receive reduced       the Fund's needs. The Board considered
services if it invests its cash balances     whether AIM is financially sound and has
in such money market funds. The Board        the resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests in affiliated money market           Agreement, and concluded that AIM has
funds, AIM has voluntarily agreed to         the financial resources necessary to
waive a portion of the advisory fees it      fulfill its obligations under the
receives from the Fund attributable to       Advisory Agreement.
such investment. The Board further
determined that the proposed securities      o Historical relationship between the
lending program and related procedures       Fund and AIM. In determining whether to
with respect to the lending Fund is in       continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders. The         prior relationship between AIM and the
Board therefore concluded that the           Fund, as well as the Board's knowledge
investment of cash collateral received       of AIM's operations, and concluded that
in connection with the securities            it was beneficial to maintain the cur-
lending program in the money market          rent relationship, in part, because of
funds according to the procedures is in      such knowledge. The Board also reviewed
the best interests of the lending Fund       the general nature of the non-investment
and its respective shareholders.             advisory services currently performed by
                                             AIM and its affiliates, such as
o Independent written evaluation and         administrative, transfer agency and
recommendations of the Fund's Senior         distribution services, and the fees
Officer. The Board noted that, upon          received by AIM and its affiliates for
their direction, the Senior Officer of       performing such services. In addition to
the Fund, who is independent of AIM and      reviewing such services, the trustees
AIM's affiliates, had prepared an            also considered the organizational
independent written evaluation in order      structure employed by AIM and its
to assist the Board in determining the       affiliates to provide those services.
reasonableness of the proposed               Based on the review of these and other
management fees of the AIM Funds,            factors, the Board concluded that AIM
including the Fund. The Board noted that     and its affiliates were qualified to
the Senior Officer's written evaluation      continue to provide non-investment
had been relied upon by the Board in         advisory services to the Fund, including
this regard in lieu of a competitive         administrative, transfer agency and
bidding process. In determining whether      distribution services, and that AIM and
to continue the Advisory Agreement for       its affiliates currently are providing
the Fund, the Board considered the           satisfactory non-investment advisory
Senior Officer's written evaluation and      services.
the recommendation made by the Senior
Officer to the Board that the Board          o Other factors and current trends. In
consider implementing a process to           determining whether to continue the
assist them in more closely monitoring       Advisory Agreement for the Fund, the
the performance of the AIM Funds. The        Board considered the fact that AIM,
Board concluded that it would be             along with others in the mutual fund
advisable to implement such a process as     industry, is subject to regulatory
soon as reasonably practicable.              inquiries and litigation related to a
                                             wide range of issues. The Board also
o Profitability of AIM and its               considered the governance and compliance
affiliates. The Board reviewed               reforms being undertaken by AIM and its
information concerning the profitability     affiliates, including maintaining an
of AIM's (and its affiliates')               internal controls committee and
investment advisory and other activities     retaining an independent compliance
and its financial condition. The Board       consultant, and the fact that AIM has
considered the overall profitability of      undertaken to cause the Fund to operate
AIM, as well as the profitability of AIM     in accordance with certain governance
in connection with managing the Fund.        policies and practices. The Board
The Board noted that AIM's operations        concluded that these actions indicated a
remain profitable, although increased        good faith effort on the part of AIM to
expenses in recent years have reduced        adhere to the highest ethical standards,
AIM's profitability. Based on the review     and determined that the current
of the profitability of AIM's and its        regulatory and litigation environment to
affiliates' investment advisory and          which AIM is subject should not prevent
other activities and its                     the Board from continuing the Advisory
                                             Agreement for the Fund.

AIM OPPORTUNITIES I FUND

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-117.42%

AEROSPACE & DEFENSE-1.07%

General Dynamics Corp.                            22,640   $  1,485,637
-----------------------------------------------------------------------
Rockwell Collins, Inc.                            14,970        856,284
=======================================================================
                                                              2,341,921
=======================================================================

AIR FREIGHT & LOGISTICS-0.24%

EGL, Inc.(a)                                      11,042        515,882
=======================================================================

AIRLINES-0.33%

US Airways Group, Inc.(a)                         16,814        727,374
=======================================================================

APPAREL RETAIL-2.70%

Buckle, Inc. (The)                                50,831      2,173,025
-----------------------------------------------------------------------
Cato Corp. (The)-Class A                          16,680        377,468
-----------------------------------------------------------------------
Dress Barn, Inc. (The)(a)                         62,606      1,583,306
-----------------------------------------------------------------------
Genesco Inc.(a)                                   15,099        624,042
-----------------------------------------------------------------------
Gymboree Corp. (The)(a)                           14,810        445,485
-----------------------------------------------------------------------
United Retail Group, Inc.(a)                      36,301        711,862
=======================================================================
                                                              5,915,188
=======================================================================

APPLICATION SOFTWARE-4.17%

Ansoft Corp.(a)                                   21,402        945,540
-----------------------------------------------------------------------
Aspen Tecnology, Inc.(a)                          49,509        636,686
-----------------------------------------------------------------------
Autodesk, Inc.(a)                                 12,380        520,455
-----------------------------------------------------------------------
FactSet Research Systems Inc.                     47,483      2,095,900
-----------------------------------------------------------------------
Intergraph Corp.(a)                               45,841      2,017,921
-----------------------------------------------------------------------
Intervoice, Inc.(a)                               67,200        483,168
-----------------------------------------------------------------------
Lawson Software, Inc.(a)                          74,053        568,727
-----------------------------------------------------------------------
Reynolds and Reynolds Co. (The)-Class A           30,431        905,018
-----------------------------------------------------------------------
Sonic Solutions(a)                                15,368        272,321
-----------------------------------------------------------------------
SPSS Inc.(a)                                      19,780        689,531
=======================================================================
                                                              9,135,267
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.06%

Nuveen Investments-Class A                        25,224      1,213,779
-----------------------------------------------------------------------
Patriot Capital Funding Inc.                      41,388        526,869
-----------------------------------------------------------------------
SEI Investments Co.                               13,408        575,740
=======================================================================
                                                              2,316,388
=======================================================================

AUTO PARTS & EQUIPMENT-0.94%

Aftermarket Technology Corp.(a)                   42,819      1,091,885
-----------------------------------------------------------------------
Modine Manufacturing Co.                          22,671        657,686
-----------------------------------------------------------------------
Tenneco Inc.(a)                                   12,566        302,212
=======================================================================
                                                              2,051,783
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


AUTOMOBILE MANUFACTURERS-0.27%

Thor Industries, Inc.                             11,700   $    590,616
=======================================================================

AUTOMOTIVE RETAIL-1.14%

Group 1 Automotive, Inc.                          28,809      1,572,395
-----------------------------------------------------------------------
Sonic Automotive, Inc.                            10,593        286,223
-----------------------------------------------------------------------
United Auto Group, Inc.                           15,097        638,603
=======================================================================
                                                              2,497,221
=======================================================================

BIOTECHNOLOGY-1.63%

Alkermes, Inc.(a)                                 36,645        786,768
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           9,900        569,250
-----------------------------------------------------------------------
Pharmion Corp.(a)                                 33,236        643,449
-----------------------------------------------------------------------
Techne Corp.(a)                                   27,886      1,580,021
=======================================================================
                                                              3,579,488
=======================================================================

BUILDING PRODUCTS-0.24%

Insteel Industries, Inc.                          14,080        526,029
=======================================================================

CASINOS & GAMING-0.23%

Boyd Gaming Corp.                                 10,342        515,238
=======================================================================

CATALOG RETAIL-0.72%

Blair Corp.                                       21,616        833,945
-----------------------------------------------------------------------
Sportsman's Guide, Inc. (The)(a)                  27,955        735,776
=======================================================================
                                                              1,569,721
=======================================================================

COMMERCIAL PRINTING-1.11%

Harland (John H.) Co.                             58,500      2,424,825
=======================================================================

COMMODITY CHEMICALS-1.64%

Lyondell Chemical Co.                             81,678      1,968,440
-----------------------------------------------------------------------
Westlake Chemical Corp.                           53,293      1,617,442
=======================================================================
                                                              3,585,882
=======================================================================

COMMUNICATIONS EQUIPMENT-4.87%

Arris Group Inc.(a)                               48,893        579,382
-----------------------------------------------------------------------
CommScope, Inc.(a)                                73,671      2,434,827
-----------------------------------------------------------------------
Comtech Telecommunications Corp.(a)               22,316        634,890
-----------------------------------------------------------------------
Ditech Communications Corp.(a)                    57,300        539,766
-----------------------------------------------------------------------
EMS Technologies, Inc.(a)                         12,097        232,262
-----------------------------------------------------------------------
Foundry Networks, Inc.(a)                         41,571        590,724
-----------------------------------------------------------------------
Harris Corp.                                       9,867        459,506
-----------------------------------------------------------------------
Inter-Tel, Inc.                                   57,299      1,314,439
-----------------------------------------------------------------------
InterDigital Communications Corp.(a)              28,066        710,631
-----------------------------------------------------------------------
Motorola, Inc.                                    35,345        754,616
-----------------------------------------------------------------------
QUALCOMM Inc.                                     27,485      1,411,080
-----------------------------------------------------------------------

AIM OPPORTUNITIES I FUND



                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-(CONTINUED)

RELM Wireless Corp.(a)                            25,637   $    243,808
-----------------------------------------------------------------------
Symmetricom, Inc.(a)                              93,268        755,471
=======================================================================
                                                             10,661,402
=======================================================================

COMPUTER & ELECTRONICS RETAIL-0.33%

REX Stores Corp.(a)                               37,908        724,801
=======================================================================

COMPUTER HARDWARE-0.69%

Hewlett-Packard Co.                               46,354      1,505,114
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.66%

Advanced Digital Information Corp.(a)             28,727        243,892
-----------------------------------------------------------------------
Brocade Communications Systems, Inc.(a)           82,022        505,256
-----------------------------------------------------------------------
Komag, Inc.(a)                                    37,554      1,578,770
-----------------------------------------------------------------------
Rimage Corp.(a)                                   31,859        704,402
-----------------------------------------------------------------------
Western Digital Corp.(a)                          29,200        614,368
=======================================================================
                                                              3,646,688
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.69%

Cummins Inc.                                      19,666      2,055,097
-----------------------------------------------------------------------
Navistar International Corp.(a)                   24,656        650,425
-----------------------------------------------------------------------
PACCAR Inc.                                       13,867        997,454
=======================================================================
                                                              3,702,976
=======================================================================

CONSTRUCTION MATERIALS-0.34%

Martin Marietta Materials, Inc.                    6,921        734,733
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.18%

Computer Sciences Corp.(a)                         4,828        282,679
-----------------------------------------------------------------------
Gevity HR, Inc.                                   26,490        680,528
-----------------------------------------------------------------------
Global Payments Inc.                              35,448      1,681,299
-----------------------------------------------------------------------
iPayment Holdings, Inc.(a)                        13,442        581,367
-----------------------------------------------------------------------
MoneyGram International, Inc.                     45,980      1,558,722
=======================================================================
                                                              4,784,595
=======================================================================

DEPARTMENT STORES-0.27%

Nordstrom, Inc.                                   15,436        591,662
=======================================================================

DIVERSIFIED BANKS-0.29%

Wachovia Corp.                                    10,617        635,427
=======================================================================

DIVERSIFIED CHEMICALS-2.18%

Ashland Inc.                                      35,332      2,325,552
-----------------------------------------------------------------------
Eastman Chemical Co.                              40,403      2,195,903
-----------------------------------------------------------------------
Olin Corp.                                        12,548        257,862
=======================================================================
                                                              4,779,317
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.80%

Advisory Board Co. (The)(a)                       11,523   $    646,671
-----------------------------------------------------------------------
CBIZ, Inc.(a)                                     52,037        433,988
-----------------------------------------------------------------------
Corporate Executive Board Co. (The)                6,614        708,558
-----------------------------------------------------------------------
Dun & Bradstreet Corp. (The)(a)                   10,840        834,897
-----------------------------------------------------------------------
Geo Group Inc. (The)(a)                           21,784        780,738
-----------------------------------------------------------------------
PHH Corp.(a)                                      27,078        754,935
-----------------------------------------------------------------------
West Corp.(a)                                     42,525      1,969,758
=======================================================================
                                                              6,129,545
=======================================================================

DIVERSIFIED METALS & MINING-0.21%

AMCOL International Corp.                         16,203        466,970
=======================================================================

DRUG RETAIL-0.35%

Longs Drug Stores Corp.                           16,384        776,765
=======================================================================

EDUCATION SERVICES-0.35%

Bright Horizons Family Solutions, Inc.(a)         19,253        764,729
=======================================================================

ELECTRIC UTILITIES-0.23%

Edison International                              12,225        494,012
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.53%

AMETEK, Inc.                                       9,524        469,248
-----------------------------------------------------------------------
Genlyte Group Inc. (The)(a)                       10,129        697,989
=======================================================================
                                                              1,167,237
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.02%

MTS Systems Corp.                                 19,243        861,124
-----------------------------------------------------------------------
PAR Technology Corp.(a)                           55,868        935,230
-----------------------------------------------------------------------
Planar Systems Inc.(a)                            27,352        445,291
=======================================================================
                                                              2,241,645
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.33%

Plexus Corp.(a)                                   16,570        721,789
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.12%

Covanta Holding Corp.(a)                          15,501        258,557
=======================================================================

FOOD DISTRIBUTORS-0.32%

Spartan Stores, Inc.                              51,365        709,351
=======================================================================

FOOTWEAR-0.27%

K-Swiss Inc.-Class A                              20,565        589,804
=======================================================================

GAS UTILITIES-3.33%

Energen Corp.                                    136,677      4,820,598
-----------------------------------------------------------------------
South Jersey Industries, Inc.                     93,073      2,473,880
=======================================================================
                                                              7,294,478
=======================================================================

AIM OPPORTUNITIES I FUND



                                                SHARES        VALUE
-----------------------------------------------------------------------

GENERAL MERCHANDISE STORES-0.50%

Conn's, Inc.(a)                                   32,351   $  1,105,434
=======================================================================

HEALTH CARE DISTRIBUTORS-0.99%

AmerisourceBergen Corp.                           50,394      2,174,501
=======================================================================

HEALTH CARE EQUIPMENT-4.55%

Abaxis, Inc.(a)                                   30,407        794,231
-----------------------------------------------------------------------
Biosite Inc.(a)                                    7,099        400,384
-----------------------------------------------------------------------
Cutera, Inc.(a)                                   27,200        715,904
-----------------------------------------------------------------------
Datascope Corp.                                    7,752        299,537
-----------------------------------------------------------------------
Dionex Corp.(a)                                    3,940        236,873
-----------------------------------------------------------------------
Hologic, Inc.(a)                                  22,842      1,088,878
-----------------------------------------------------------------------
Integra LifeSciences Holdings(a)                  43,225      1,813,721
-----------------------------------------------------------------------
Laserscope(a)                                     11,579        275,117
-----------------------------------------------------------------------
Meridian Bioscience, Inc.                         34,527        896,321
-----------------------------------------------------------------------
Palomer Medical Technologies, Inc.(a)             22,151        934,551
-----------------------------------------------------------------------
Schick Technologies, Inc.(a)                      16,980        653,560
-----------------------------------------------------------------------
Thoratec Corp.(a)                                 26,525        477,715
-----------------------------------------------------------------------
Varian Inc.(a)                                    18,413        796,730
-----------------------------------------------------------------------
Zoll Medical Corp.(a)                             21,966        582,099
=======================================================================
                                                              9,965,621
=======================================================================

HEALTH CARE FACILITIES-0.54%

American Retirement Corp.(a)                      28,066        712,877
-----------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                       27,375        476,051
=======================================================================
                                                              1,188,928
=======================================================================

HEALTH CARE SERVICES-1.63%

Computer Programs and Systems, Inc.               34,818      1,644,106
-----------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                  13,480        682,358
-----------------------------------------------------------------------
Per-Se Technologies, Inc.(a)                      35,374        988,703
-----------------------------------------------------------------------
Ventiv Health, Inc.(a)                             8,259        248,100
=======================================================================
                                                              3,563,267
=======================================================================

HEALTH CARE SUPPLIES-1.22%

Haemonetics Corp.(a)                              23,538      1,282,821
-----------------------------------------------------------------------
Immucor, Inc.(a)                                  20,993        609,846
-----------------------------------------------------------------------
Medical Action Industries Inc.(a)                 10,191        243,769
-----------------------------------------------------------------------
OraSure Technologies, Inc.(a)                     49,279        528,764
=======================================================================
                                                              2,665,200
=======================================================================

HOME IMPROVEMENT RETAIL-0.24%

Lowe's Cos., Inc.                                  8,299        523,252
=======================================================================

HOMEBUILDING-0.96%

Brookfield Homes Corp.                            13,343        621,784
-----------------------------------------------------------------------
Cavco Industries, Inc.(a)                         32,718      1,472,310
=======================================================================
                                                              2,094,094
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


HOMEFURNISHING RETAIL-0.13%

Select Comfort Corp.(a)                            7,222   $    288,591
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.05%

Choice Hotels International, Inc.                 29,216      1,563,933
-----------------------------------------------------------------------
Marcus Corp. (The)                                40,910        737,607
=======================================================================
                                                              2,301,540
=======================================================================

HOUSEHOLD APPLIANCES-0.14%

Blount International, Inc.(a)                      3,704         57,375
-----------------------------------------------------------------------
Whirlpool Corp.                                    2,676        240,171
=======================================================================
                                                                297,546
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.16%

Administaff, Inc.                                 12,992        750,288
-----------------------------------------------------------------------
Labor Ready, Inc.(a)                              24,250        640,927
-----------------------------------------------------------------------
Robert Half International Inc.                    15,176        641,490
-----------------------------------------------------------------------
Spherion Corp.(a)                                 47,191        499,281
=======================================================================
                                                              2,531,986
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.81%

TXU Corp.                                         35,954      1,784,397
=======================================================================

INDUSTRIAL CONGLOMERATES-0.79%

3M Co.                                            20,193      1,725,088
=======================================================================

INDUSTRIAL MACHINERY-3.70%

Eaton Corp.                                       18,574      1,423,697
-----------------------------------------------------------------------
Nordson Corp.                                     50,550      2,701,897
-----------------------------------------------------------------------
Tennant Co.                                       13,189        670,793
-----------------------------------------------------------------------
Timken Co. (The)                                  94,547      3,299,690
=======================================================================
                                                              8,096,077
=======================================================================

INTEGRATED OIL & GAS-0.46%

Exxon Mobil Corp.                                 16,053      1,012,623
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.37%

CenturyTel, Inc.                                  56,788      2,140,907
-----------------------------------------------------------------------
Cincinnati Bell inc.(a)                          205,099        861,416
=======================================================================
                                                              3,002,323
=======================================================================

INTERNET RETAIL-0.17%

Netflix Inc.(a)                                   12,633        374,442
=======================================================================

INTERNET SOFTWARE & SERVICES-1.62%

24/7 Real Media, Inc.(a)                          21,971        222,347
-----------------------------------------------------------------------
Digital River, Inc.(a)                            17,650        768,481
-----------------------------------------------------------------------
EarthLink, Inc.(a)                               121,978      1,108,780
-----------------------------------------------------------------------
j2 Global Communications, Inc.(a)                 10,897        534,934
-----------------------------------------------------------------------
Knot, Inc. (The)(a)                               16,424        302,530
-----------------------------------------------------------------------

AIM OPPORTUNITIES I FUND


                                                SHARES        VALUE
-----------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)

United Online, Inc.                               47,343   $    610,251
=======================================================================

                                                              3,547,323
=======================================================================



INVESTMENT BANKING & BROKERAGE-0.73%


Lehman Brothers Holdings Inc.                     10,537      1,592,668
=======================================================================



IT CONSULTING & OTHER SERVICES-1.19%


Acxiom Corp.                                      68,314      1,770,699
-----------------------------------------------------------------------

Sykes Enterprises, Inc.(a)                        52,097        843,450
=======================================================================

                                                              2,614,149
=======================================================================



LEISURE FACILITIES-0.16%


Bally Total Fitness Holding Corp.(a)              38,621        348,361
=======================================================================



LEISURE PRODUCTS-0.70%


JAKKS Pacific, Inc.(a)                            67,416      1,528,321
=======================================================================



LIFE & HEALTH INSURANCE-1.11%


Penn Treaty American Corp.(a)                     69,633        566,813
-----------------------------------------------------------------------

Prudential Financial, Inc.                        23,785      1,858,322
=======================================================================

                                                              2,425,135
=======================================================================



MANAGED HEALTH CARE-2.53%


Aetna Inc.                                        20,869        803,456
-----------------------------------------------------------------------

CIGNA Corp.                                       16,883      1,806,481
-----------------------------------------------------------------------

Magellan Health Services, Inc.(a)                 10,384        422,110
-----------------------------------------------------------------------

Sierra Health Services, Inc.(a)                   13,590        532,864
-----------------------------------------------------------------------

UnitedHealth Group Inc.                           39,828      1,981,045
=======================================================================

                                                              5,545,956
=======================================================================



MARINE-0.32%


Genco Shipping & Trading Ltd. (United
  Kingdom)                                        41,243        711,854
=======================================================================



METAL & GLASS CONTAINERS-0.68%


AptarGroup, Inc.                                  28,384      1,487,605
=======================================================================



MOVIES & ENTERTAINMENT-0.71%


Word Wrestling Entertainment, Inc.                89,732      1,555,953
=======================================================================



MULTI-UTILITIES-0.37%


MDU Resources Group, Inc.                         22,206        816,071
=======================================================================



OIL & GAS EQUIPMENT & SERVICES-0.94%


Hydril(a)                                         17,002      1,362,880
-----------------------------------------------------------------------

Trico Marine Services, Inc.(a)                    21,010        701,734
=======================================================================

                                                              2,064,614
=======================================================================



OIL & GAS EXPLORATION & PRODUCTION-3.13%


American Oil & Gas Inc.(a)                        19,550         87,975
-----------------------------------------------------------------------

Arena Resources, Inc.(a)                          20,131        720,690
-----------------------------------------------------------------------

Energy Partners, Ltd.(a)                          42,731      1,102,033
-----------------------------------------------------------------------

Exploration Co. of Delaware (The)(a)              26,410        314,015
-----------------------------------------------------------------------

Harvest Natural Resources, Inc.(a)                23,127        311,983
-----------------------------------------------------------------------

                                                SHARES        VALUE
-----------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

KCS Energy, Inc.(a)                               12,365   $    362,913
-----------------------------------------------------------------------
Parallel Petroleum Corp.(a)                       18,560        428,736
-----------------------------------------------------------------------
Penn Virginia Corp.                               41,061      2,967,889
-----------------------------------------------------------------------
Swift Energy Co.(a)                               13,343        565,209
=======================================================================
                                                              6,861,443
=======================================================================


OIL & GAS REFINING & MARKETING-0.43%


Western Gas Resources, Inc.                       18,123        942,396
=======================================================================


OIL & GAS STORAGE & TRANSPORTATION-2.59%


OMI Corp.                                        103,428      1,994,092
-----------------------------------------------------------------------
Overseas Shipholding Group, Inc.                  45,696      2,231,336
-----------------------------------------------------------------------
TC Pipelines, L.P.                                21,457        722,028
-----------------------------------------------------------------------
Teekay Shipping Corp.                             18,639        717,042
=======================================================================
                                                              5,664,498
=======================================================================


PACKAGED FOODS & MEATS-2.00%


Gold Kist Inc.(a)                                 51,417        688,474
-----------------------------------------------------------------------
Pilgrim's Pride Corp.                             34,419        899,368
-----------------------------------------------------------------------
Premium Standard Farms, Inc.                      38,280        637,745
-----------------------------------------------------------------------
Seaboard Corp.                                     1,400      2,158,800
=======================================================================
                                                              4,384,387
=======================================================================


PHARMACEUTICALS-1.14%


Bradley Pharmaceuticals, Inc.(a)                  48,903        725,720
-----------------------------------------------------------------------
CNS, Inc.                                         36,033        775,070
-----------------------------------------------------------------------
Matrixx Initiatives, Inc.(a)                      27,920        454,538
-----------------------------------------------------------------------
Wyeth                                             11,266        548,316
=======================================================================
                                                              2,503,644
=======================================================================


PROPERTY & CASUALTY INSURANCE-5.75%


21st Century Holding Co.                          40,542        745,567
-----------------------------------------------------------------------
American Safety Insurance Holdings, Ltd.(a)       35,100        599,859
-----------------------------------------------------------------------
Assured Guaranty Ltd.                             60,532      1,504,220
-----------------------------------------------------------------------
Donegal Group Inc.-Class A                        47,126        874,187
-----------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                     44,021      1,758,639
-----------------------------------------------------------------------
Harleysville Group Inc.                           24,330        729,900
-----------------------------------------------------------------------
Infinity Property & Casualty Corp.                48,206      2,161,557
-----------------------------------------------------------------------
Safety Insurance Group, Inc.                      53,469      2,475,080
-----------------------------------------------------------------------
Seabright Insurance Holdings(a)                   49,174        836,942
-----------------------------------------------------------------------
W. R. Berkley Corp.                               24,092        901,523
=======================================================================
                                                             12,587,474
=======================================================================


REAL ESTATE-0.26%


Getty Realty Corp.                                20,900        577,676
=======================================================================


REGIONAL BANKS-2.54%


Columbia Banking System, Inc.                     25,364        856,035
-----------------------------------------------------------------------
First BanCorp.                                   100,835      1,068,851
-----------------------------------------------------------------------

AIM OPPORTUNITIES I FUND


                                                SHARES        VALUE
-----------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

First Community Bancorp                           21,404   $  1,241,432
-----------------------------------------------------------------------

KeyCorp                                           16,158        617,559
-----------------------------------------------------------------------

Virginia Financial Group, Inc.                    13,919        555,507
-----------------------------------------------------------------------

Wilshire Bancorp, Inc.                            67,252      1,226,677
=======================================================================

                                                              5,566,061
=======================================================================



REINSURANCE-2.35%


Endurance Specialty Holdings Ltd.                 92,594      2,866,710
-----------------------------------------------------------------------

Max Re Capital Ltd.                               19,410        475,545
-----------------------------------------------------------------------

Scottish Re Group Ltd.                            77,500      1,800,325
=======================================================================

                                                              5,142,580
=======================================================================



RESTAURANTS-1.58%


Papa John's International, Inc.(a)                35,466      1,185,274
-----------------------------------------------------------------------

Triarc Cos., Inc.-Class B                        137,369      2,269,336
=======================================================================

                                                              3,454,610
=======================================================================



SEMICONDUCTOR EQUIPMENT-0.91%


Lam Research Corp.(a)                             30,278      1,479,988
-----------------------------------------------------------------------

Mattson Technology, Inc.(a)                       45,681        524,875
=======================================================================

                                                              2,004,863
=======================================================================



SEMICONDUCTORS-2.36%


DSP Group, Inc.(a)                                21,066        569,625
-----------------------------------------------------------------------

Intel Corp.                                       26,492        529,310
-----------------------------------------------------------------------

Linear Technology Corp.                           40,135      1,424,792
-----------------------------------------------------------------------

Maxim Integrated Products, Inc.                   30,851      1,087,806
-----------------------------------------------------------------------

National Semiconductor Corp.                      25,721        771,116
-----------------------------------------------------------------------

PMC-Sierra, Inc.(a)                               35,935        446,672
-----------------------------------------------------------------------

Sigmatel Inc.(a)                                  52,407        350,603
=======================================================================

                                                              5,179,924
=======================================================================



SPECIALIZED CONSUMER SERVICES-1.09%


Jackson Hewitt Tax Service Inc.                    7,889        235,723
-----------------------------------------------------------------------

Sotheby's Holdings, Inc.-Class A(a)               71,829      2,154,152
=======================================================================

                                                              2,389,875
=======================================================================



SPECIALIZED FINANCE-2.32%


CIT Group, Inc.                                   40,377      2,180,762
-----------------------------------------------------------------------

Medallion Financial Corp.                         54,846        730,000
-----------------------------------------------------------------------

Moody's Corp.                                     34,977      2,168,924
=======================================================================

                                                              5,079,686
=======================================================================



SPECIALTY STORES-0.29%


Big 5 Sporting Goods Corp.                           100          1,853
-----------------------------------------------------------------------

Claire's Stores, Inc.                             17,883        629,839
=======================================================================

                                                                631,692
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------



STEEL-3.28%


Chaparral Steel Co.(a)                             4,863   $    306,953
-----------------------------------------------------------------------
Commercial Metals Co.                             67,039      3,646,922
-----------------------------------------------------------------------
Great Northern Iron Ore Properties                 6,128        798,172
-----------------------------------------------------------------------
Mesabi Trust                                      60,597      1,324,044
-----------------------------------------------------------------------
Metal Management, Inc.                            14,980        486,101
-----------------------------------------------------------------------
Olympic Steel, Inc.                               12,253        386,092
-----------------------------------------------------------------------
Oregon Steel Mills, Inc.(a)                        4,949        245,124
=======================================================================
                                                              7,193,408
=======================================================================


TECHNOLOGY DISTRIBUTORS-0.26%


SYNNEX Corp.(a)                                   30,659        580,988
=======================================================================


THRIFTS & MORTGAGE FINANCE-6.35%


Beverly Hills Bancorp Inc.                        63,228        657,571
-----------------------------------------------------------------------
Camco Financial Corp.                             18,155        255,078
-----------------------------------------------------------------------
CharterMac                                       121,403      2,340,650
-----------------------------------------------------------------------
Corus Bankshares, Inc.                            58,246      3,898,987
-----------------------------------------------------------------------
Downey Financial Corp.                            27,266      1,957,154
-----------------------------------------------------------------------
First Niagara Financial Group, Inc.               77,300      1,082,200
-----------------------------------------------------------------------
Fremont General Corp.                             31,500        700,560
-----------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                   23,200        871,392
-----------------------------------------------------------------------
R&G Financial Corp.-Class B (Puerto Rico)        132,168      1,378,512
-----------------------------------------------------------------------
TierOne Corp.                                     22,433        764,068
=======================================================================
                                                             13,906,172
=======================================================================


TOBACCO-2.36%


Loews Corp-Carolina Group                         20,630      1,057,081
-----------------------------------------------------------------------
Reynolds American Inc.                            21,614      2,369,975
-----------------------------------------------------------------------
UST Inc.                                          39,781      1,747,580
=======================================================================
                                                              5,174,636
=======================================================================


TRADING COMPANIES & DISTRIBUTORS-1.52%


GATX Corp.                                        49,747      2,328,159
-----------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A           12,895        668,735
-----------------------------------------------------------------------
WESCO International, Inc.(a)                       4,445        333,375
=======================================================================
                                                              3,330,269
=======================================================================


TRUCKING-1.59%


Con-way Inc.                                      25,222      1,405,370
-----------------------------------------------------------------------
Laidlaw International Inc.                        83,966      2,078,158
=======================================================================
                                                              3,483,528
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $232,066,884)                         257,247,150
=======================================================================

AIM OPPORTUNITIES I FUND



                                                SHARES        VALUE
-----------------------------------------------------------------------


MONEY MARKET FUNDS-6.06%


Liquid Assets Portfolio-Institutional
  Class(b)                                     6,639,145   $  6,639,145
-----------------------------------------------------------------------

STIC Prime Portfolio-Institutional Class(b)    6,639,145      6,639,145
=======================================================================

    Total Money Market Funds (Cost
      $13,278,290)                                           13,278,290
=======================================================================

TOTAL INVESTMENTS-123.48% (Cost $245,345,174)               270,525,440
=======================================================================

OTHER ASSETS LESS LIABILITIES-(23.48)%                      (51,446,314)
=======================================================================

NET ASSETS-100.00%                                         $219,079,126
=======================================================================

SECURITIES SOLD SHORT

                                                SHARES        VALUE
-----------------------------------------------------------------------

COMMON STOCKS-23.95%(C)

AEROSPACE & DEFENSE-0.32%

L-3 Communications Holdings, Inc.                  8,600   $    702,620
=======================================================================

AGRICULTURAL PRODUCTS-1.11%

Fresh Del Monte Produce Inc.                     129,000      2,426,490
=======================================================================

APPAREL RETAIL-0.32%

TJX Cos., Inc. (The)                              29,300        707,009
=======================================================================

COMMERCIAL PRINTING-0.43%

Deluxe Corp.                                      39,600        944,064
=======================================================================

CONSTRUCTION & ENGINEERING-1.11%

Fluor Corp.                                       26,200      2,434,242
=======================================================================

CONSUMER FINANCE-3.09%

American Express Co.                              42,500      2,286,925
-----------------------------------------------------------------------
SLM Corp.                                         40,100      2,120,488
-----------------------------------------------------------------------
Student Loan Corp. (The)                          11,300      2,353,225
=======================================================================
                                                              6,760,638
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.93%

Automatic Data Processing, Inc.                   16,700        736,136
-----------------------------------------------------------------------
Convergys Corp.                                   57,900      1,127,313
-----------------------------------------------------------------------
First Data Corp.                                  49,600      2,365,424
=======================================================================
                                                              4,228,873
=======================================================================

DRUG RETAIL-0.95%

CVS Corp.                                         69,900      2,077,428
=======================================================================

ELECTRIC UTILITIES-2.54%

IDACORP, Inc.                                     48,500      1,651,425
-----------------------------------------------------------------------
Northeast Utilities                              135,400      2,728,310
-----------------------------------------------------------------------


-----------------------------------------------------------------------
                                                SHARES        VALUE
-----------------------------------------------------------------------


Reliant Energy Inc.                              103,449      1,174,146
=======================================================================
                                                              5,553,881
=======================================================================

GAS UTILITIES-0.59%

Peoples Energy Corp.                              35,400   $  1,286,082
=======================================================================

HEALTH CARE DISTRIBUTORS-0.95%

Patterson Cos. Inc.                               64,100      2,088,378
=======================================================================

HEALTH CARE EQUIPMENT-1.47%

Conor Medsystems, Inc.                           119,100      3,215,700
=======================================================================

HEALTH CARE FACILITIES-0.55%

Tenet Healthcare Corp.                           143,600      1,194,752
=======================================================================

HEALTH CARE SERVICES-0.33%

Medco Health Solutions, Inc.                      13,404        713,495
=======================================================================

HOMEFURNISHINGS RETAIL-1.09%

Cost Plus, Inc.                                  136,300      2,398,880
=======================================================================

IT CONSULTING & OTHER SERVICES-2.22%

SRA International, Inc.-Class A                   84,200      2,696,084
-----------------------------------------------------------------------
Unisys Corp.                                     347,200      2,166,528
=======================================================================
                                                              4,862,612
=======================================================================

LEISURE PRODUCTS-0.15%

MarineMax, Inc.                                    9,800        321,048
=======================================================================

MULTI-UTILITIES-2.12%

KeySpan Corp.                                     31,700      1,280,046
-----------------------------------------------------------------------
NiSource Inc.                                    108,100      2,281,991
-----------------------------------------------------------------------
TECO Energy, Inc.                                 67,500      1,078,650
=======================================================================
                                                              4,640,687
=======================================================================

PHARMACEUTICALS-0.97%

Perrigo Co.                                      133,600      2,132,256
=======================================================================

SPECIALTY CHEMICALS-0.97%

Cytec Industries Inc.                             35,300      2,134,591
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.74%

Crown Castle International Corp.                  48,125      1,619,406
=======================================================================
    Total Securities Sold Short (Proceeds
      $50,940,616)                                         $ 52,443,132
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The mutual fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) Collateral on short sales was segregated by the Fund in the amount of $54,463,574 which represents 103.85% of the value of securities sold short.

AIM OPPORTUNITIES I FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $232,066,884)      $257,247,150
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $13,278,290)                             13,278,290
===========================================================
    Total investments (cost $245,345,174)       270,525,440
===========================================================
Receivables for:
  Deposits with brokers for securities sold
    short                                        53,581,643
-----------------------------------------------------------
  Investments sold                               37,323,583
-----------------------------------------------------------
  Investments sold to affiliates                    944,775
-----------------------------------------------------------
  Fund shares sold                                  190,980
-----------------------------------------------------------
  Dividends and Interest                            177,345
-----------------------------------------------------------
  Short stock rebates                               183,664
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               44,819
-----------------------------------------------------------
Other assets                                         29,154
===========================================================
    Total assets                                363,001,403
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          36,038,333
-----------------------------------------------------------
  Fund shares reacquired                            558,087
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 68,571
-----------------------------------------------------------
  Loan outstanding                               54,000,000
-----------------------------------------------------------
  Short positions covered                           171,113
-----------------------------------------------------------
  Short stock account dividends                      52,341
-----------------------------------------------------------
Securities sold short, at value (proceeds
  $50,940,616)                                   52,443,132
-----------------------------------------------------------
Accrued interest expense and line of credit
  fees                                              250,908
-----------------------------------------------------------
Accrued distribution fees                            95,440
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,756
-----------------------------------------------------------
Accrued transfer agent fees                         126,575
-----------------------------------------------------------
Accrued operating expenses                          116,021
===========================================================
    Total liabilities                           143,922,277
===========================================================
Net assets applicable to shares outstanding    $219,079,126
___________________________________________________________
===========================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $193,459,569
-----------------------------------------------------------
Undistributed net investment income                 247,115
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities and securities sold
  short                                           1,694,692
-----------------------------------------------------------
Unrealized appreciation from investment
  securities and securities sold short           23,677,750
===========================================================
                                               $219,079,126
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $131,185,706
___________________________________________________________
===========================================================
Class B                                        $ 71,959,093
___________________________________________________________
===========================================================
Class C                                        $ 15,934,327
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,106,833
___________________________________________________________
===========================================================
Class B                                           6,011,159
___________________________________________________________
===========================================================
Class C                                           1,329,074
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.98
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $12.98 divided by
      94.50%)                                  $      13.74
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.97
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.99
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM OPPORTUNITIES I FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,605)          $ 2,537,585
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      208,864
-------------------------------------------------------------------------
Short stock rebates                                             1,171,662
=========================================================================
    Total investment income                                     3,918,111
=========================================================================

EXPENSES:

Advisory fees                                                     480,881
-------------------------------------------------------------------------
Administrative services fees                                       37,157
-------------------------------------------------------------------------
Custodian fees                                                     18,315
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         176,451
-------------------------------------------------------------------------
  Class B                                                         390,410
-------------------------------------------------------------------------
  Class C                                                          88,113
-------------------------------------------------------------------------
Dividends on short sales                                          497,079
-------------------------------------------------------------------------
Interest and line of credit fees                                1,523,337
-------------------------------------------------------------------------
Transfer agent fees                                               255,696
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,476
-------------------------------------------------------------------------
Other                                                             144,119
=========================================================================
    Total expenses                                              3,622,034
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (8,010)
=========================================================================
    Net expenses                                                3,614,024
=========================================================================
Net investment income                                             304,087
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities (Includes gains from securities sold
    to affiliates of $31,732)                                   6,884,559
-------------------------------------------------------------------------
  Securities sold short                                        (5,098,979)
=========================================================================
                                                                1,785,580
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        24,490,433
-------------------------------------------------------------------------
  Securities sold short                                          (768,166)
=========================================================================
                                                               23,722,267
=========================================================================
Net gain from investment securities and securities sold
  short                                                        25,507,847
=========================================================================
Net increase in net assets resulting from operations          $25,811,934
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM OPPORTUNITIES I FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                     APRIL 30,       OCTOBER 31,
                                                        2006            2005
---------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                      $    304,087    $     (56,470)
---------------------------------------------------------------------------------
  Net realized gain from investment securities,
    foreign currencies, futures contracts, option
    contracts and securities sold short                1,785,580       70,629,861
---------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) of investment securities,
    futures contracts, option contracts and
    securities sold short                             23,722,267      (49,679,815)
=================================================================================
    Net increase in net assets resulting from
     operations                                       25,811,934       20,893,576
=================================================================================
Distributions to shareholders from net investment
  income:
  Class A                                               (280,927)              --
=================================================================================
Distributions to shareholders from net realized
  gains:
  Class A                                            (27,233,857)              --
---------------------------------------------------------------------------------
  Class B                                            (16,032,753)              --
---------------------------------------------------------------------------------
  Class C                                             (3,626,785)              --
=================================================================================
    Total distributions from net realized gains      (46,893,395)              --
=================================================================================
    Decrease in net assets resulting from
     distributions                                   (47,174,322)              --
=================================================================================
Share transactions-net:
  Class A                                             (6,628,995)     (89,274,276)
---------------------------------------------------------------------------------
  Class B                                             (3,328,567)     (46,637,334)
---------------------------------------------------------------------------------
  Class C                                             (1,213,327)     (11,679,986)
=================================================================================
    Net increase (decrease) in net assets
     resulting from share transactions               (11,170,889)    (147,591,596)
=================================================================================
    Net increase (decrease) in net assets            (32,533,277)    (126,698,020)
=================================================================================

NET ASSETS:

  Beginning of period                                251,612,403      378,310,423
=================================================================================
  End of period (including undistributed net
    investment income of $247,115 and $223,955,
    respectively)                                   $219,079,126    $ 251,612,403
_________________________________________________________________________________
=================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM OPPORTUNITIES I FUND

STATEMENT OF CASH FLOWS

For the six months ended April 30, 2006
(Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $ 25,811,934
==========================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                     (84,078,896)
--------------------------------------------------------------------------
  Proceeds from disposition of investments                     154,653,883
--------------------------------------------------------------------------
  Decrease in deposits with brokers for securities sold
    short                                                        4,149,228
--------------------------------------------------------------------------
  Increase in dividends and interest receivable                    (59,081)
--------------------------------------------------------------------------
  Increase in other assets                                         (13,277)
--------------------------------------------------------------------------
  Decrease in securities sold short                             (1,253,247)
--------------------------------------------------------------------------
  Increase in accrued expenses and other payables                   66,650
--------------------------------------------------------------------------
  Unrealized appreciation on investment securities             (24,490,433)
--------------------------------------------------------------------------
  Net realized gain from investment securities                  (6,884,559)
==========================================================================
    Net cash provided by operating activities                   67,902,202
==========================================================================

CASH USED IN FINANCING ACTIVITIES:

  Net decrease in borrowings on line of credit                 (18,000,000)
--------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold              12,122,630
--------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                 (65,853,380)
--------------------------------------------------------------------------
  Dividends paid to shareholders                                (4,772,164)
==========================================================================
    Net cash provided by (used in) financing activities        (76,502,914)
==========================================================================
Net increase (decrease) in cash and cash equivalents            (8,600,712)
--------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                21,879,002
==========================================================================
Cash and cash equivalents at end of period                    $ 13,278,290
==========================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
    reinvestment of dividends paid to shareholders            $ 42,402,158
==========================================================================
Supplemental disclosure of cash flow information:

Cash paid during the period for interest was $1,566,685.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities I Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

AIM OPPORTUNITIES I FUND

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM OPPORTUNITIES I FUND

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

H. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

I. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

       The Fund is reacquired to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received the short sales.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any

AIM OPPORTUNITIES I FUND

     unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

M. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

N. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.00% of the Fund's average daily net assets. The base management fee will be adjusted on a monthly basis by a calculated rate ("Fee Adjustment Rate"), (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund for the previous 12 month period ("Performance Period") exceeds the sum of 2.00% plus the investment record of the Russell 2000 Index for the Performance Period, but shall be capped at 1.75% of the Fund's average daily net assets for the fiscal period, or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the investment record of the Russell 2000 Index for the Performance Period less 2.00% exceeds the investment performance of the Class A shares of the Fund for the Performance Period, but shall be no less than 0.25% of the average daily net assets for the fiscal period. After the Fee Adjustment Rate is determined, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment Rate by the average daily net assets of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

AIM OPPORTUNITIES I FUND

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $1,059.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $508.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $37,157.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $255,696.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B and Class C shares paid $176,451, $390,410 and $88,113, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $6,256 in front-end sales commissions from the sale of Class A shares and $362, $20,175 and $1,269 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $10,830,012      $30,916,811       $(35,107,678)         $  --          $ 6,639,145     $104,151        $  --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            10,830,012       30,916,811        (35,107,678)            --            6,639,145      104,713           --
==================================================================================================================================
  Total           $21,660,024      $61,833,622       $(70,215,356)         $  --          $13,278,290     $208,864        $  --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $944,775, which resulted in net realized gains of $31,732 and securities purchases of $658,933.

AIM OPPORTUNITIES I FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,443.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $3,656 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line. During the six months ended April 30, 2006, the Fund had average borrowings for the 181 days the borrowings were outstanding of $63,591,160, with a weighted average interest rate of 4.80% and interest expense of $1,514,275.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2005.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $119,888,942 and $192,334,333, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                            $31,400,895
-------------------------------------------------------------------------------
  Securities sold short                                              2,324,535
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                             (6,233,937)
-------------------------------------------------------------------------------
  Securities sold short                                             (3,827,051)
===============================================================================
Net unrealized appreciation of investment securities               $23,664,442
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $245,358,482.
Proceeds from securities sold short are the same for tax and financial statement purposes.

AIM OPPORTUNITIES I FUND

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.


                                                CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                      YEAR ENDED
                                                                   APRIL 30, 2006(a)                   OCTOBER 31, 2005
                                                              ----------------------------      ------------------------------
                                                                SHARES           AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        639,403      $  8,310,881        3,009,328      $  41,985,549
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        196,649         2,292,966          261,578          3,477,145
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         42,866           516,596          153,367          2,039,630
==============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      2,089,464        25,951,150               --                 --
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,137,287        13,056,055               --                 --
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        295,213         3,394,953               --                 --
==============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         89,192         1,166,105          188,565          2,664,374
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (96,380)       (1,166,105)        (200,346)        (2,664,374)
==============================================================================================================================
Reacquired:
  Class A                                                     (3,226,108)      (42,057,131)      (9,388,585)      (133,924,199)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,442,747)      (17,511,483)      (3,555,586)       (47,450,105)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (422,790)       (5,124,876)      (1,026,680)       (13,719,616)
==============================================================================================================================
                                                                (697,951)     $(11,170,889)     (10,558,359)     $(147,591,596)
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

AIM OPPORTUNITIES I FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -----------------------------------------------------------------
                                             2006            2005        2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  14.24        $  13.49    $  13.37       $  10.10       $  12.49       $  26.05
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.04            0.05       (0.08)(a)      (0.12)(a)      (0.04)(b)       0.05
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.44            0.70        0.20           3.39          (2.35)         (3.51)
============================================================================================================================
    Total from investment operations           1.48            0.75        0.12           3.27          (2.39)         (3.46)
============================================================================================================================
Less distributions:
  Dividends from net investment income        (0.03)             --          --             --             --          (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains       (2.71)             --          --             --             --         (10.09)
============================================================================================================================
    Total distributions                       (2.74)             --          --             --             --         (10.10)
============================================================================================================================
Net asset value, end of period             $  12.98        $  14.24    $  13.49       $  13.37       $  10.10       $  12.49
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                               11.28%           5.56%       0.90%         32.38%        (19.14)%       (18.27)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $131,186        $149,727    $225,437       $237,846       $170,276       $267,260
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and
  dividends on short sales expense):
  With fee waivers and/or expense
    reimbursements                             2.75%(d)        1.38%       1.01%          1.40%          0.78%          1.15%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.75%(d)        1.39%       1.02%          1.40%          0.88%          1.25%
============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and
  dividends on short sales expense):
  With fee waivers and/or expense
    reimbursements                             1.05%(d)        0.96%       0.94%          1.29%          0.72%          1.13%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.05%(d)        0.97%       0.95%          1.29%          0.82%          1.23%
============================================================================================================================
Ratio of interest expense and dividends
  on short sales expense to
  average net assets(e)                        1.70%(d)        0.42%       0.07%          0.11%          0.06%          0.02%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           0.56%(d)        0.24%      (0.61)%        (1.09)%        (0.30)%(b)      0.30%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)                       41%            190%        127%           223%           225%           250%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $142,330,469.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM OPPORTUNITIES I FUND


                                                                               CLASS B
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                           ENDED                                YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ----------------------------------------------------------------
                                            2006            2005        2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 13.35         $ 12.74    $  12.70       $   9.66       $  12.03       $  25.61
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.01)          (0.07)      (0.17)(a)      (0.18)(a)      (0.14)(b)      (0.07)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.34            0.68        0.21           3.22          (2.23)         (3.42)
===========================================================================================================================
    Total from investment operations          1.33            0.61        0.04           3.04          (2.37)         (3.49)
===========================================================================================================================
Less distributions from net realized
  gains                                      (2.71)             --          --             --             --         (10.09)
===========================================================================================================================
Net asset value, end of period             $ 11.97         $ 13.35    $  12.74       $  12.70       $   9.66       $  12.03
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                              10.86%           4.79%       0.31%         31.47%        (19.70)%       (18.93)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $71,959         $82,989    $123,703       $145,779       $126,022       $208,563
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and
  dividends on short sales expense):
  With fee waivers and/or expense
    reimbursements                            3.50%(d)        2.06%       1.66%          2.05%          1.53%          1.91%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            3.50%(d)        2.07%       1.67%          2.05%          1.53%          1.91%
===========================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and
  dividends on short sales expense):
  With fee waivers and/or expense
    reimbursements                            1.80%(d)        1.64%       1.59%          1.94%          1.47%          1.89%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.80%(d)        1.65%       1.60%          1.94%          1.47%          1.89%
===========================================================================================================================
Ratio of interest expense and dividends
  on short sales expense to
  average net assets(e)                       1.70%(d)        0.42%       0.07%          0.11%          0.06%          0.02%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.19)%(d)      (0.43)%     (1.26)%        (1.74)%        (1.05)%(b)     (0.46)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                      41%            190%        127%           223%           225%           250%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $78,729,134.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM OPPORTUNITIES I FUND

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                             {YEAR ENDED OCTOBER 31,
                                           APRIL 30,         ------------------------------------------------------------
                                              2006            2005       2004          2003          2002          2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 13.37          $ 12.75    $ 12.72       $  9.67       $ 12.05       $ 25.63
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.01)           (0.07)     (0.17)(a)     (0.19)(a)     (0.14)(b)     (0.07)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.34             0.69       0.20          3.24         (2.24)        (3.42)
=========================================================================================================================
    Total from investment operations           1.33             0.62       0.03          3.05         (2.38)        (3.49)
=========================================================================================================================
Less distributions from net realized
  gains                                       (2.71)              --         --            --            --        (10.09)
=========================================================================================================================
Net asset value, end of period              $ 11.99          $ 13.37    $ 12.75       $ 12.72       $  9.67       $ 12.05
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                               10.85%            4.86%      0.24%        31.54%       (19.75)%      (18.91)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $15,934          $18,897    $29,170       $26,942       $17,192       $26,637
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and
  dividends on short sales expense):
  With fee waivers and/or expense
    reimbursements                             3.50%(d)         2.06%      1.66%         2.05%         1.53%         1.91%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             3.50%(d)         2.07%      1.67%         2.05%         1.53%         1.91%
=========================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and
  dividends on short sales expense):
  With fee waivers and/or expense
    reimbursements                             1.80%(d)         1.64%      1.59%         1.94%         1.47%         1.89%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.80%(d)         1.65%      1.60%         1.94%         1.47%         1.89%
=========================================================================================================================
Ratio of interest expense and dividends
  on short sales expense to average net
  assets(e)                                    1.70%(d)         0.42%      0.07%         0.11%         0.06%         0.02%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.19)%(d)       (0.43)%    (1.26)%       (1.74)%       (1.05)%(b)    (0.46)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                       41%             190%       127%          223%          225%          250%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $17,768,605.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements

AIM OPPORTUNITIES I FUND
permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM OPPORTUNITIES I FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                 AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                    AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)          AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                      AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                       AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                              AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund          AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund               AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)     Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                            Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                     SECTOR EQUITY
AIM Small Cap Equity Fund                                                                TAX-FREE
AIM Small Cap Growth Fund                    AIM Advantage Health Sciences Fund
AIM Structured Core Fund                     AIM Energy Fund                             AIM High Income Municipal Fund(1)
AIM Structured Growth Fund                   AIM Financial Services Fund                 AIM Municipal Bond Fund
AIM Structured Value Fund                    AIM Global Health Care Fund                 AIM Tax-Exempt Cash Fund
AIM Summit Fund                              AIM Global Real Estate Fund                 AIM Tax-Free Intermediate Fund
AIM Trimark Endeavor Fund                    AIM Gold & Precious Metals Fund             Premier Tax-Exempt Portfolio
AIM Trimark Small Companies Fund             AIM Leisure Fund
                                             AIM Multi-Sector Fund                               AIM ALLOCATION SOLUTIONS
                                             AIM Real Estate Fund(1)
                                             AIM Technology Fund                         AIM Conservative Allocation Fund
                                             AIM Utilities Fund                          AIM Growth Allocation Fund(2)
                                                                                         AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund

                                                                                                  DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                             ================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================

* Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc. A I M Management Group Inc. has provided leadership in the investment management industry since 1976.

AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com                 OPP1-SAR-1           A I M Distributors, Inc.

                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual  Retirement  Annuities   College   Separately   Offshore    Cash                    [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products                Savings   Managed      Products    Management                   --Registered Trademark--
                                Plans     Accounts
--------------------------------------------------------------------------------

                                                       AIM OPPORTUNITIES II FUND
                              Semiannual Report to Shareholders o April 30, 2006

                                  [COVER IMAGE]

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

====================================================================================================================================
AIM OPPORTUNITIES II FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          there can be no assurance that the fund      reporting purposes, and as such, the net
                                             will have favorable IPO investment           asset values for shareholder transactions
o Class B shares are not available as an     opportunities in the future.                 and the returns based on those net asset
investment for retirement plans                                                           values may differ from the net asset
maintained pursuant to Section 401 of the    ABOUT INDEXES USED IN THIS REPORT            values and returns reported in the
Internal Revenue Code, including 401(k)                                                   Financial Highlights.
plans, money purchase pension plans and      o The unmanaged STANDARD & POOR'S
profit sharing plans. Plans that had         COMPOSITE INDEX of 500 STOCKS (the S&P       o Industry classifications used in this
existing accounts invested in Class B        500--Registered Trademark-- Index) is an     report are generally according to the
shares prior to September 30, 2003, will     index of common stocks frequently used as    Global Industry Classification Standard,
continue to be allowed to make additional    a general measure of U.S. stock market       which was developed by and is the
purchases.                                   performance.                                 exclusive property and a service mark of
                                                                                          Morgan Stanley Capital International Inc.
PRINCIPAL RISKS OF INVESTING IN THE FUND     o The unmanaged STANDARD & POOR'S MIDCAP     and Standard & Poor's.
                                             400 INDEX (the S&P 400--Registered
o The Fund may invest up to 25% of its       Trademark-- Index) represents the            The Fund provides a complete list of its
assets in the securities of non-U.S.         performance of mid-capitalization stocks.    holdings four times in each fiscal year,
issuers. International investing presents                                                 at the quarter-ends. For the second and
certain risks not associated with            o The unmanaged LIPPER                       fourth quarters, the lists appear in the
investing solely in the United States.       MID-CAP--Registered Trademark-- CORE FUND    Fund's semiannual and annual reports to
These include risks relating to              INDEX represents an average of the           shareholders. For the first and third
fluctuations in the value of the U.S.        performance of the 30 largest                quarters, the Fund files the lists with
dollar relative to the values of other       mid-capitalization core funds tracked by     the Securities and Exchange Commission
currencies, the custody arrangements made    Lipper Inc., an independent mutual fund      (SEC) on Form N-Q. The most recent list
for the Fund's foreign holdings,             performance monitor.                         of portfolio holdings is available at
differences in accounting, political                                                      AIMinvestments.com. From our home page,
risks and the lesser degree of public        o The unmanaged LIPPER                       click on Products & Performance, then
information required to be provided by       MID-CAP--Registered Trademark-- VALUE        Mutual Funds, then Fund Overview. Select
non-U.S. companies.                          FUND INDEX represents an average of the      your Fund from the drop-down menu and
                                             performance of the 30 largest                click on Complete Quarterly Holdings.
o Leveraging and short-selling, along        mid-capitalization value funds tracked by    Shareholders can also look up the Fund's
with other hedging strategies, present       Lipper Inc., an independent mutual fund      Forms N-Q on the SEC Web site at sec.gov.
higher risks, but also offer greater         performance monitor.                         Copies of the Fund's Forms N-Q may be
potential rewards. Since stock prices can                                                 reviewed and copied at the SEC Public
rise without limit, short sales are          o The Fund is not managed to track the       Reference Room at 450 Fifth Street, N.W.,
riskier because of unlimited exposure to     performance of any particular index,         Washington, D.C. 20549-0102. You can
loss until the position is covered. The      including the indexes defined here, and      obtain information on the operation of
Fund, which is not a complete investment     consequently, the performance of the Fund    the Public Reference Room, including
program, may not be appropriate for all      may deviate significantly from the           information about duplicating fee
investors. There is no guarantee that the    performance of the indexes.                  charges, by calling 202-942-8090 or
Fund managers' investment strategies will                                                 800-732-0330,or by electronic request at
help investors attain their goals. Please    o A direct investment cannot be made in      the following e-mail address:
see the prospectus for more information      an index. Unless otherwise indicated,        publicinfo@sec.gov. The SEC file numbers
about specific investment strategies and     index results include reinvested             for the Fund are 811-08697 and 333-47949.
risks.                                       dividends, and they do not reflect sales
                                             charges. Performance of an index of funds    A description of the policies and
o Investing in smaller companies involves    reflects fund expenses; performance of a     procedures that the Fund uses to
greater risk than investing in more          market index does not.                       determine how to vote proxies relating to
established companies, such as business                                                   portfolio securities is available without
risk, significant stock price                OTHER INFORMATION                            charge, upon request, from our Client
fluctuations and illiquidity.                                                             Services department at 800-959-4246 or on
                                             o The returns shown in management's          the AIM Web site, AIMinvestments.com. On
o The Fund is nondiversified, which          discussion of Fund performance are based     the home page, scroll down and click on
increases risks as well as potential         on net asset values calculated for           AIM Funds Proxy Policy. The information
rewards.                                     shareholder transactions. Generally          is also available on the SEC Web site,
                                             accepted accounting principles require       sec.gov.
o Although the Fund's return during the      adjustments to be made to the net assets
reporting period was positively impacted     of the Fund at period end for financial      Information regarding how the Fund voted
by its investments in initial public                                                      proxies related to its portfolio
offerings (IPOs),                                                                         securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

================================================================================          =========================================
                                                                                          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class A Shares                   AMCOX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class B Shares                   MCOVX
                                                                                          Class C Shares                   MCODX
================================================================================
                                                                                          =========================================

================================================================================
NOT FDIC INSURED                  MAY LOSE VALUE               NO BANK GUARANTEE
================================================================================

AIMinvestments.com

AIM OPPORTUNITIES II FUND

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                    We're pleased to provide you with this semiannual report,
 [GRAHAM PHOTO]     which includes a discussion of how your Fund was managed for the six months ended April 30, 2006, and what factors affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
ROBERT H. GRAHAM    Markets change--and change often--in the short term. The
                    period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and
 [TAYLOR PHOTO]     negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

                       o  Amid signs of rising inflation, the U.S. Federal
                          Reserve Board stated that additional interest rate
  PHILIP TAYLOR           hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                    Sincerely,

                    /S/ ROBERT H. GRAHAM                   /S/ PHILIP TAYLOR
                    -----------------------------------    ---------------------
                    Robert H. Graham                       Philip Taylor
                    President & Vice Chair -- AIM Funds    CEO, AIM Investments
                    Chair, AIM Investments

                    June 19, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM OPPORTUNITIES II FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM [CROCKETT PHOTO] Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
 BRUCE L. CROCKETT  you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board
                         approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the
                         merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and
                         Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                    Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /S/ BRUCE L. CROCKETT
                    -------------------------
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM OPPORTUNITIES II FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================

PERFORMANCE SUMMARY                          =========================================    2. RISK MANAGEMENT

For the six months ended April 30, 2006,     FUND VS. INDEXES                             o Our risk model looks at how these
AIM Opportunities II Fund produced                                                        companies perform in response to changes
double-digit returns at net asset value.     CUMULATIVE TOTAL RETURNS,                    in economic factors such as inflation,
Excluding sales charges, the Fund            10/31/05--4/30/06, EXCLUDING APPLICABLE      industrial production, the price of oil,
outperformed its broad market index, but     SALES CHARGES. IF SALES CHARGES WERE         and so on. Such changes will have
under-performed its style-specific index.    INCLUDED, RETURNS WOULD BE LOWER.            positive impact on some companies and
Your Fund's focus on mid-cap stocks,                                                      negative impact on others
which generally outperformed large-cap       Class A Shares                     12.69%
stocks, helped it outperform the                                                          o Given the push/pull of these risk
large-cap oriented S&P 500 Index. The        Class B Shares                     12.31     factors, we try to reduce the Fund's
Fund underperformed its style-specific                                                    overall risk by pairing stocks that
index primarily because of an underweight    Class C Shares                     12.25     benefit from an improvement in a certain
position and weak stock selection in the                                                  factor with those that benefit from
industrials sector, and stock selection      S&P 500 Index (Broad Market Index)  9.63     worsening in that same factor. Our goal
issues in the information technology,                                                     is for the Fund to potentially benefit
energy and health care sectors.              S&P 400 Index (Style-specific                whichever way the market moves
                                             Index)                             15.27
                                                                                              We consider selling or reducing our
                                             Lipper Mid-Cap Core Fund Index               position in a particular security when:
                                             (New Peer Group Index)             14.60
                                                                                          o The stock no longer exhibits
                                             Lipper Mid-Cap Value Fund Index              characteristics that drive performance
                                             (Former Peer Group Index)          13.77
                                                                                          o Holding the security adds too much
                                             SOURCE: LIPPER INC.                          additional risk to the overall portfolio

                                             =========================================    MARKET CONDITIONS AND YOUR FUND

                                                 For long-term performance, see page      Despite widespread concern about the
                                             5.                                           potential impact of rising short-term
======================================================================================    interest rates, historically high energy
                                                                                          prices, ongoing concern about a housing
HOW WE INVEST                                o We measure each candidate for the          bubble, and the long-term economic
                                             portfolio against these qualities to         effects of two devastating Gulf Coast
We have developed a quantitative             identify companies we believe may            hurricanes, the U.S. economy showed signs
investment process based on tenets of        increase in value in the next six to 12      of strength for the period covered by
mathematics, statistics and behavioral       months (long positions) or decrease in       this report. During the reporting period,
finance focusing on U.S. mid-cap stocks.     value over that period (short positions).    the U.S. Federal Reserve (the Fed)
It has two main components:                  Short selling is used to capitalize on an    continued its tightening policy, raising
                                             expected decline in a security's price       the key federal funds target rate to
1. STOCK SELECTION                                                                        4.75% as Ben Bernanke became new Fed
                                             o Long positions exhibit the best            chairman. Early in the reporting period,
o We believe certain qualities, such as      earnings growth potential and least
growth and stability of earnings,            potential for earnings disappointments in                                  (continued)
profitability and financial strength,        our opinion; short positions generally
identify companies as probable strong        exhibit the opposite traits
performers

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION*                       TOP 5 SHORT POSITIONS                        TOP 10 LONG POSITIONS**

By sector; long and short holdings           1. Peoples Energy Corp.              3.4%     1. Ashland Inc.                     3.9%
Financials                          19.0%    2. Fluor Corp.                       1.9      2. Questar Corp.                    2.7
Information Technology              15.7     3. Kansas City Southern              1.8      3. Equitable Resources, Inc.        2.5
Industrials                         12.7     4. Triad Hospitals, Inc.             1.6      4. Dress Barn, Inc. (The)           2.1
Consumer Discretionary              12.6     5. Cytec Industries Inc.             1.5      5. Con-way Inc.                     2.1
Materials                            9.6                                                   6. Safety Insurance Group, Inc.     2.0
Energy                               7.8     TOTAL NET ASSETS          $115.2 MILLION      7. AmerisourceBergen Corp.          1.9
Health Care                          6.4                                                   8. Eaton Corp.                      1.9
Utilities                            6.8     TOTAL NUMBER OF LONG HOLDINGS**      179      9. Eastman Chemical Co.             1.9
Consumer Staples                     2.3                                                  10. Energen Corp.                    1.8
Telecommunication Services           1.4     TOTAL NUMBER OF SHORT HOLDINGS        20
Money Market Funds                   5.7

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Based on total investments.

**Excluding money market fund holdings.
=========================================    =========================================    =========================================

AIM OPPORTUNITIES II FUND

investors were concerned about the impact    selecting stocks to short, our analysis                        DEREK S. IZUEL,
that rising interest rates and a             identifies factors that have historically                      Chartered Financial
flattening yield curve could have on         been associated with declines in stock        [IZUEL           Analyst, senior
corporate profits and an overheating of      prices. Although the Fund's short             PHOTO]           portfolio manager, is
home prices. The nation's gross domestic     positions generally detracted from                             lead manager of AIM
product, after expanding at a weak           performance over the period, we remain       Opportunities II Fund. Mr. Izuel began
annualized rate of 1.7% in the fourth        committed to our process of selecting        his investment career in 1997. He earned
quarter of 2005, expanded at a more          stocks to short.                             a B.A. in computer science from the
robust 5.3% annualized rate in the first                                                  University of California and an M.B.A.
quarter of 2006, boosted by an increase          The Fund employs leveraging to           from the University of Michigan.
in business investment and an upsurge in     maintain a net 100% exposure to equities.
consumer spending.                           Because the Fund takes short positions,                        DUY NGUYEN, Chartered
                                             the long exposure percentage is reduced.                       Financial Analyst,
    At the end of the reporting period,      By using leverage, the Fund is able to        [NGUYEN          portfolio manager, is a
the impact of market trends and our          add to long positions in an amount that        PHOTO]          manager of AIM
allocation decisions resulted in the         is equal to the short percentage, thus                         Opportunities II Fund.
portfolio being primarily overweight in      leaving the Fund 100% long. The use of       Mr. Nguyen joined AIM in 2000. He earned
the materials and health care sectors,       leveraging enhanced portfolio returns        a B.B.A. from the University of Texas.
while the information technology and         during the period.
energy sectors represented our most                                                       Assisted by the Global Quantitative
significant underweight positions            IN CLOSING                                   Strategies Team
relative to the Fund's style-specific
index.                                       Our investment discipline is focused on
                                             seeking consistent and strong
    Fund performance benefited from a        risk-adjusted returns for shareholders by
significant overweight position relative     adhering to our disciplined quantitative
to its style-specific index in materials     investment process for a period of
stocks and favorable stock selection in      years--not months. While we believe this
this sector. The Fund also benefited from    long-term investment horizon enables us
effective stock selection in the             to potentially capitalize on the
financials sector. However, it was           opportunities created by normal market
adversely affected by underweight            volatility, we realize that short-term
positions relative to the index in           results may lag the market. We encourage
industrials, energy and information          shareholders to avoid placing undue
technology and weak stock selection in       emphasis on short-term relative
these sectors.                               performance and instead measure the
                                             success of our investment process over
    A contributor to Fund performance was    long-term periods.
EAGLE MATERIALS, a manufacturer of basic
construction products. The company               We thank you for your continued
benefited from steady earnings growth and    investment in AIM Opportunities II Fund.
an improving capital structure. In
addition, the company raised its earnings    The views and opinions expressed in
estimates earlier in 2005 which resulted     management's discussion of Fund
in a significant increase in its stock       performance are those of A I M Advisors,
price.                                       Inc. These views and opinions are subject
                                             to change at any time based on factors
    A stock that detracted from              such as market and economic conditions.
performance was AETNA, one of the            These views and opinions may not be
nation's largest health care and related     relied upon as investment advice or
benefits organizations. Our analysis         recommendations, or as an offer for a
indicated that the company was attractive    particular security. The information is
from a cash flow valuation perspective,      not a complete analysis of every aspect
and the firm has had strong earnings         of any market, country, industry,
growth. However, there were concerns         security or the Fund. Statements of fact
about the potential for future growth for    are from sources considered reliable, but
certain health care companies, which put     A I M Advisors, Inc. makes no
downward pressure on some stocks in this     representation or warranty as to their
sector.                                      completeness or accuracy. Although
                                             historical performance is no guarantee of
    During the reporting period, all         future results, these insights may help
sectors enhanced the performance of the      you understand our investment management
style-specific benchmark. The period         philosophy.                                            [RIGHT ARROW GRAPHIC]
resembled a "rising tide lifts all boats"
environment in which many of the stocks             See important Fund and index          FOR A PRESENTATION OF YOUR FUND'S
in the index experienced strong returns        disclosures on the inside front cover.     LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.
regardless of fundamentals. When

AIM OPPORTUNITIES II FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================    =========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (12/30/98)            12.71%       CLASS A SHARES
 5 Years                         2.35        Inception (12/30/98)            12.67%
 1 Year                         13.58         5 Years                         3.38
                                              1 Year                          8.30
CLASS B SHARES
Inception (11/12/99)             3.31%       CLASS B SHARES
 5 Years                         2.44        Inception (11/12/99)             3.15%
 1 Year                         14.32         5 Years                         3.49
                                              1 Year                          8.72
CLASS C SHARES
Inception (11/12/99)             3.31%       CLASS C SHARES
 5 Years                         2.80        Inception (11/12/99)             3.15%
 1 Year                         18.32         5 Years                         3.84
                                              1 Year                         12.72

=========================================    =========================================

THE PERFORMANCE DATA QUOTED REPRESENT        PERFORMANCE FIGURES DO NOT REFLECT           CONTINGENT DEFERRED SALES CHARGE (CDSC)
PAST PERFORMANCE AND CANNOT GUARANTEE        DEDUCTION OF TAXES A SHAREHOLDER WOULD       FOR THE PERIOD INVOLVED. THE CDSC ON
COMPARABLE FUTURE RESULTS; CURRENT           PAY ON FUND DISTRIBUTIONS OR SALE OF FUND    CLASS B SHARES DECLINES FROM 5% BEGINNING
PERFORMANCE MAY BE LOWER OR HIGHER.          SHARES. INVESTMENT RETURN AND PRINCIPAL      AT THE TIME OF PURCHASE TO 0% AT THE
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    BEGINNING OF THE SEVENTH YEAR. THE CDSC
MOST RECENT MONTH-END PERFORMANCE.           A GAIN OR LOSS WHEN YOU SELL SHARES.         ON CLASS C SHARES IS 1% FOR THE FIRST
PERFORMANCE FIGURES REFLECT REINVESTED                                                    YEAR AFTER PURCHASE.
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE         CLASS A SHARE PERFORMANCE REFLECTS
AND THE EFFECT OF THE MAXIMUM SALES          THE MAXIMUM 5.50% SALES CHARGE, AND               THE PERFORMANCE OF THE FUND'S SHARE
CHARGE UNLESS OTHERWISE STATED.              CLASS B AND CLASS C SHARE PERFORMANCE        CLASSES WILL DIFFER DUE TO DIFFERENT
                                             REFLECTS THE APPLICABLE                      SALES CHARGE STRUCTURES AND CLASS
                                                                                          EXPENSES.

AIM OPPORTUNITIES II FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600      you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),      information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in    of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled         To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
ongoing costs (in dollars) of investing      PURPOSES                                     in the table are meant to highlight your
in the Fund and to compare these costs                                                    ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information    transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and        charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate     redemptions, and redemption fees, if any.
entire period November 1, 2005, through      of return of 5% per year before expenses,    Therefore, the hypothetical information
April 30, 2006.                              which is not the Fund's actual return.       is useful in comparing ongoing costs
                                             The Fund's actual cumulative total           only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses    relative total costs of owning different
                                             for the six months ended April 30, 2006,     funds. In addition, if these
The table below provides information         appear in the table "Fund vs. Indexes" on    transactional costs were included, your
about actual account values and actual       page 3.                                      costs would have been higher.
expenses. You may use the information in
this table,

====================================================================================================================================
                                                                                  HYPOTHETICAL
                                        ACTUAL                          (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING            EXPENSES          ENDING             EXPENSES          ANNUALIZED
SHARE          ACCOUNT VALUE         ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE       PAID DURING          EXPENSE
CLASS            (11/1/05)           (4/30/06)(1)        PERIOD(2)         (4/30/06)           PERIOD(2)           RATIO
  A              $1,000.00             $1,126.90          $19.20            $1,006.74            $18.11              3.64%
  B               1,000.00              1,123.10           23.11             1,003.02             21.80              4.39
  C               1,000.00              1,122.50           23.10             1,003.02             21.80              4.39

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                          [ARROW      For More Information Visit
                                          BUTTON           AIMinvestments.com
                                          IMAGE]

AIM OPPORTUNITIES II FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Special         o The quality of services to be provided     o Overall performance of AIM. The Board
Opportunities Funds (the "Board")            by AIM. The Board reviewed the               considered the overall performance of AIM
oversees the management of AIM               credentials and experience of the            in providing investment advisory and
Opportunities II Fund (the "Fund") and,      officers and employees of AIM who will       portfolio administrative services to the
as required by law, determines annually      provide investment advisory services to      Fund and concluded that such performance
whether to approve the continuance of the    the Fund. In reviewing the qualifications    was satisfactory.
Fund's advisory agreement with A I M         of AIM to provide investment advisory
Advisors, Inc. ("AIM"). Based upon the       services, the Board reviewed the             o Fees relative to those of clients of
recommendation of the Investments            qualifications of AIM's investment           AIM with comparable investment
Committee of the Board at a meeting held     personnel and considered such issues as      strategies. The Board reviewed the
on June 30, 2005, the Board, including       AIM's portfolio and product review           advisory fee rate for the Fund under the
all of the independent trustees, approved    process, various back office support         Advisory Agreement. The Board noted that
the continuance of the advisory agreement    functions provided by AIM and AIM's          the Fund's advisory fee is structured as
(the "Advisory Agreement") between the       equity and fixed income trading              a fulcrum fee, with a base component and
Fund and AIM for another year, effective     operations. Based on the review of these     a performance adjustment component, and
July 1, 2005.                                and other factors, the Board concluded       that the base fee component of the Fund's
                                             that the quality of services to be           advisory fee was the same as the base fee
    The Board considered the factors         provided by AIM was appropriate and that     component of the advisory fees for one
discussed below in evaluating the            AIM currently is providing satisfactory      mutual fund with fulcrum advisory fees
fairness and reasonableness of the           services in accordance with the terms of     advised by AIM with investment strategies
Advisory Agreement at the meeting on June    the Advisory Agreement.                      comparable to those of the Fund, and
30, 2005 and as part of the Board's                                                       higher than the base fee component of the
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    advisory fees for a second such mutual
deliberations, the Board and the             comparable funds. The Board reviewed the     fund. The Board also noted that the
independent trustees did not identify any    performance of the Fund during the past      performance adjustment component of the
particular factor that was controlling,      one, three and five calendar years           Fund's advisory fee was the same as the
and each trustee attributed different        against the performance of funds advised     performance adjustment component for one
weights to the various factors.              by other advisors with investment            of these mutual funds, and greater than
                                             strategies comparable to those of the        the performance adjustment component for
    One of the responsibilities of the       Fund. The Board noted that the Fund's        the second such mutual fund. The Board
Senior Officer of the Fund, who is           performance in such periods was below the    noted that AIM has agreed to waive
independent of AIM and AIM's affiliates,     median performance of such comparable        advisory fees of the Fund, as discussed
is to manage the process by which the        funds. The Board noted that AIM has          below. Based on this review, the Board
Fund's proposed management fees are          recently made changes to the Fund's          concluded that the advisory fee rate for
negotiated to ensure that they are           portfolio management team, which appear      the Fund under the Advisory Agreement was
negotiated in a manner which is at arm's     to be producing encouraging early results    fair and reasonable.
length and reasonable. To that end, the      but need more time to be evaluated before
Senior Officer must either supervise a       a conclusion can be made that the changes    o Fees relative to those of comparable
competitive bidding process or prepare an    have addressed the Fund's                    funds with other advisors. The Board
independent written evaluation. The          under-performance. Based on this review,     reviewed the advisory fee rate for the
Senior Officer has recommended an            the Board concluded that no changes          Fund under the Advisory Agreement. The
independent written evaluation in lieu of    should be made to the Fund and that it       Board compared effective contractual
a competitive bidding process and, upon      was not necessary to change the Fund's       advisory fee rates at a common asset
the direction of the Board, has prepared     portfolio management team at this time.      level and noted that the Fund's rate was
such an independent written evaluation.                                                   above the median rate of the funds
Such written evaluation also considered      o The performance of the Fund relative to    advised by other advisors with investment
certain of the factors discussed below.      indices. The Board reviewed the              strategies comparable to those of the
In addition, as discussed below, the         performance of the Fund during the past      Fund that the Board reviewed. The Board
Senior Officer made certain                  one, three and five calendar years           noted that none of the advisory fees for
recommendations to the Board in              against the performance of the Lipper        these other funds were structured as
connection with such written evaluation.     Mid-Cap Value Index.* The Board noted        fulcrum fees. The Board noted that AIM
                                             that the Fund's performance in such          has agreed to waive advisory fees of the
    The discussion below serves as a         periods was below the performance of such    Fund, as discussed below. Based on this
summary of the Senior Officer's              Index. The Board noted that AIM has          review, the Board concluded that the
independent written evaluation and           recently made changes to the Fund's          advisory fee rate for the Fund under the
recommendations to the Board in              portfolio management team, which appear      Advisory Agreement was fair and
connection therewith, as well as a           to be producing encouraging early results    reasonable.
discussion of the material factors and       but need more time to be evaluated before
the conclusions with respect thereto that    a conclusion can be made that the changes    o Expense limitations and fee waivers.
formed the basis for the Board's approval    have addressed the Fund's                    The Board noted that AIM has
of the Advisory Agreement. After             under-performance. Based on this review,     contractually agreed to waive advisory
consideration of all of the factors below    the Board concluded that no changes          fees to the extent necessary such that
and based on its informed business           should be made to the Fund and that it       the advisory fee AIM receives does not
judgment, the Board determined that the      was not necessary to change the Fund's       exceed an annual base management fee of
Advisory Agreement is in the best            portfolio management team at this time.      1.25%, subject to a maximum annual
interests of the Fund and its                                                             performance adjustment upward or downward
shareholders and that the compensation to    o Meeting with the Fund's portfolio          of 0.75%, through June 30, 2006. As a
AIM under the Advisory Agreement is fair     managers and investment personnel. With      result of this waiver, the Board noted
and reasonable and would have been           respect to the Fund, the Board is meeting    that the net advisory fees are limited to
obtained through arm's length                periodically with such Fund's portfolio      a maximum of 2.00% and a minimum of
negotiations.                                managers and/or other investment             0.50%. The Board considered the
                                             personnel and believes that such             contractual nature of this fee waiver and
o The nature and extent of the advisory      individuals are competent and able to        noted that it remains in effect until
services to be provided by AIM. The Board    continue to carry out their                  June 30, 2006. The Board considered the
reviewed the services to be provided by      responsibilities under the Advisory          effect this fee waiver would have on the
AIM under the Advisory Agreement. Based      Agreement.                                   Fund's estimated expenses and concluded
on such review, the Board concluded that                                                  that the levels of fee waivers/expense
the range of services to be provided by                                                   limitations for the Fund were fair and
AIM under the Advisory Agreement was                                                      reasonable.
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.
                                                                                                                         (continued)

AIM OPPORTUNITIES II FUND

o Breakpoints and economies of scale. The    the Board that the Board consider            o Other factors and current trends. In
Board reviewed the structure of the          implementing a process to assist them in     determining whether to continue the
Fund's advisory fee under the Advisory       more closely monitoring the performance      Advisory Agreement for the Fund, the
Agreement, noting that it does not           of the AIM Funds. The Board concluded        Board considered the fact that AIM, along
include any breakpoints. The Board           that it would be advisable to implement      with others in the mutual fund industry,
considered whether it would be               such a process as soon as reasonably         is subject to regulatory inquiries and
appropriate to add advisory fee              practicable.                                 litigation related to a wide range of
breakpoints for the Fund or whether, due                                                  issues. The Board also considered the
to the nature of the Fund and the            o Profitability of AIM and its               governance and compliance reforms being
advisory fee structures of comparable        affiliates. The Board reviewed               undertaken by AIM and its affiliates,
funds, it was reasonable to structure the    information concerning the profitability     including maintaining an internal
advisory fee without breakpoints. Based      of AIM's (and its affiliates') investment    controls committee and retaining an
on this review, the Board concluded that     advisory and other activities and its        independent compliance consultant, and
it was not necessary to add advisory fee     financial condition. The Board considered    the fact that AIM has undertaken to cause
breakpoints to the Fund's advisory fee       the overall profitability of AIM, as well    the Fund to operate in accordance with
schedule. The Board reviewed the level of    as the profitability of AIM in connection    certain governance policies and
the Fund's advisory fees, and noted that     with managing the Fund. The Board noted      practices. The Board concluded that these
such fees, as a percentage of the Fund's     that AIM's operations remain profitable,     actions indicated a good faith effort on
net assets, would remain constant under      although increased expenses in recent        the part of AIM to adhere to the highest
the Advisory Agreement because the           years have reduced AIM's profitability.      ethical standards, and determined that
Advisory Agreement does not include any      Based on the review of the profitability     the current regulatory and litigation
breakpoints. The Board concluded that the    of AIM's and its affiliates' investment      environment to which AIM is subject
Fund's fee levels under the Advisory         advisory and other activities and its        should not prevent the Board from
Agreement therefore would not reflect        financial condition, the Board concluded     continuing the Advisory Agreement for the
economies of scale.                          that the compensation to be paid by the      Fund.
                                             Fund to AIM under its Advisory Agreement
o Investments in affiliated money market     was not excessive.
funds. The Board also took into account
the fact that uninvested cash and cash       o Benefits of soft dollars to AIM. The
collateral from securities lending           Board considered the benefits realized by
arrangements (collectively, "cash            AIM as a result of brokerage transactions
balances") of the Fund may be invested in    executed through "soft dollar"
money market funds advised by AIM            arrangements. Under these arrangements,
pursuant to the terms of an SEC exemptive    brokerage commissions paid by the Fund
order. The Board found that the Fund may     and/or other funds advised by AIM are
realize certain benefits upon investing      used to pay for research and execution
cash balances in AIM advised money market    services. This research is used by AIM in
funds, including a higher net return,        making investment decisions for the Fund.
increased liquidity, increased               The Board concluded that such
diversification or decreased transaction     arrangements were appropriate.
costs. The Board also found that the Fund
will not receive reduced services if it      o AIM's financial soundness in light of
invests its cash balances in such money      the Fund's needs. The Board considered
market funds. The Board noted that, to       whether AIM is financially sound and has
the extent the Fund invests in affiliated    the resources necessary to perform its
money market funds, AIM has voluntarily      obligations under the Advisory Agreement,
agreed to waive a portion of the advisory    and concluded that AIM has the financial
fees it receives from the Fund               resources necessary to fulfill its
attributable to such investment. The         obligations under the Advisory Agreement.
Board further determined that the
proposed securities lending program and      o Historical relationship between the
related procedures with respect to the       Fund and AIM. In determining whether to
lending Fund is in the best interests of     continue the Advisory Agreement for the
the lending Fund and its respective          Fund, the Board also considered the prior
shareholders. The Board therefore            relationship between AIM and the Fund, as
concluded that the investment of cash        well as the Board's knowledge of AIM's
collateral received in connection with       operations, and concluded that it was
the securities lending program in the        beneficial to maintain the current
money market funds according to the          relationship, in part, because of such
procedures is in the best interests of       knowledge. The Board also reviewed the
the lending Fund and its respective          general nature of the non-investment
shareholders.                                advisory services currently performed by
                                             AIM and its affiliates, such as
o Independent written evaluation and         administrative, transfer agency and
recommendations of the Fund's Senior         distribution services, and the fees
Officer. The Board noted that, upon their    received by AIM and its affiliates for
direction, the Senior Officer of the         performing such services. In addition to
Fund, who is independent of AIM and AIM's    reviewing such services, the trustees
affiliates, had prepared an independent      also considered the organizational
written evaluation in order to assist the    structure employed by AIM and its
Board in determining the reasonableness      affiliates to provide those services.
of the proposed management fees of the       Based on the review of these and other
AIM Funds, including the Fund. The Board     factors, the Board concluded that AIM and
noted that the Senior Officer's written      its affiliates were qualified to continue
evaluation had been relied upon by the       to provide non-investment advisory
Board in this regard in lieu of a            services to the Fund, including
competitive bidding process. In              administrative, transfer agency and
determining whether to continue the          distribution services, and that AIM and
Advisory Agreement for the Fund, the         its affiliates currently are providing
Board considered the Senior Officer's        satisfactory non-investment advisory
written evaluation and the recommendation    services.
made by the Senior Officer to

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-121.59%

AEROSPACE & DEFENSE-1.58%

General Dynamics Corp.                            14,480   $    950,177
-----------------------------------------------------------------------
Precision Castparts Corp.                         13,760        866,605
=======================================================================
                                                              1,816,782
=======================================================================

AIRLINES-0.31%

US Airways Group, Inc.(a)                          8,225        355,813
=======================================================================

APPAREL RETAIL-4.67%

American Eagle Outfitters, Inc.                   21,790        705,996
-----------------------------------------------------------------------
Bakers Footwear Group, Inc.(a)                     7,694        148,956
-----------------------------------------------------------------------
Buckle, Inc. (The)                                22,226        950,161
-----------------------------------------------------------------------
Chico's FAS, Inc.(a)                              18,419        682,608
-----------------------------------------------------------------------
Dress Barn, Inc. (The)(a)                         94,338      2,385,808
-----------------------------------------------------------------------
Gymboree Corp. (The)(a)                           10,382        312,291
-----------------------------------------------------------------------
Shoe Carnival, Inc.(a)                             7,000        196,210
=======================================================================
                                                              5,382,030
=======================================================================

APPLICATION SOFTWARE-2.05%

Ansoft Corp.(a)                                   11,778        520,352
-----------------------------------------------------------------------
Autodesk, Inc.(a)                                 12,871        541,097
-----------------------------------------------------------------------
FactSet Research Systems Inc.                     25,722      1,135,369
-----------------------------------------------------------------------
Sonic Solutions(a)                                 9,340        165,505
=======================================================================
                                                              2,362,323
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.47%

Nuveen Investments, Inc.-Class A                  32,252      1,551,966
-----------------------------------------------------------------------
Patriot Capital Funding Inc.                      33,246        423,222
-----------------------------------------------------------------------
SEI Investments Co.                               16,500        708,510
-----------------------------------------------------------------------
T. Rowe Price Group Inc.                           1,955        164,591
=======================================================================
                                                              2,848,289
=======================================================================

AUTO PARTS & EQUIPMENT-0.18%

Aftermarket Technology Corp.(a)                    8,189        208,819
=======================================================================

AUTOMOTIVE RETAIL-1.49%

Group 1 Automotive, Inc.                          21,665      1,182,476
-----------------------------------------------------------------------
O'Reilly Automotive, Inc.(a)                      15,712        532,322
=======================================================================
                                                              1,714,798
=======================================================================

BIOTECHNOLOGY-1.07%

Alkermes, Inc.(a)                                 13,316        285,895
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           6,304        362,480
-----------------------------------------------------------------------
Techne Corp.(a)                                   10,364        587,224
=======================================================================
                                                              1,235,599
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------
BUILDING PRODUCTS-0.15%

PW Eagle, Inc.                                     5,608    $   171,156
=======================================================================

CATALOG RETAIL-0.20%

Blair Corp.                                        6,078        234,489
=======================================================================

COAL & CONSUMABLE FUELS-1.21%

Peabody Energy Corp.                              21,751      1,389,019
=======================================================================

COMMODITY CHEMICALS-1.25%

Lyondell Chemical Co.                             41,558      1,001,548
-----------------------------------------------------------------------
Westlake Chemical Corp.                           14,620        443,717
=======================================================================
                                                              1,445,265
=======================================================================

COMMUNICATIONS EQUIPMENT-3.87%

ADTRAN, Inc.                                       6,293        158,206
-----------------------------------------------------------------------
EMS Technologies, Inc.(a)                          7,108        136,474
-----------------------------------------------------------------------
Harris Corp.                                      42,651      1,986,257
-----------------------------------------------------------------------
InterDigital Communications Corp.(a)              16,836        426,287
-----------------------------------------------------------------------
Motorola, Inc.                                    16,142        344,632
-----------------------------------------------------------------------
QUALCOMM Inc.                                     22,187      1,139,080
-----------------------------------------------------------------------
RELM Wireless Corp.(a)                            12,692        120,701
-----------------------------------------------------------------------
ViaSat, Inc.(a)                                    4,761        143,449
=======================================================================
                                                              4,455,086
=======================================================================

COMPUTER & ELECTRONICS RETAIL-0.53%

REX Stores Corp.(a)                               31,720        606,486
=======================================================================

COMPUTER HARDWARE-1.23%

Apple Computer, Inc.(a)                            6,014        423,326
-----------------------------------------------------------------------
Hewlett-Packard Co.                               30,730        997,803
=======================================================================
                                                              1,421,129
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.85%

Komag, Inc.(a)                                     8,849        372,012
-----------------------------------------------------------------------
SanDisk Corp.(a)                                  14,630        933,833
-----------------------------------------------------------------------
Western Digital Corp.(a)                          39,062        821,864
=======================================================================
                                                              2,127,709
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.50%

Cummins Inc.                                      16,505      1,724,772
=======================================================================

CONSTRUCTION MATERIALS-2.13%

Eagle Materials Inc.                              21,511      1,425,104
-----------------------------------------------------------------------
Martin Marietta Materials, Inc.                    9,648      1,024,231
=======================================================================
                                                              2,449,335
=======================================================================

CONSUMER ELECTRONICS-0.35%

Harman International Industries, Inc.              4,638        408,098
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

CONSUMER FINANCE-0.43%

ASTA Funding, Inc.                                13,614   $    494,597
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.64%

Gevity HR, Inc.                                   12,538        322,101
-----------------------------------------------------------------------
Global Payments Inc.                              29,955      1,420,765
-----------------------------------------------------------------------
infoUSA Inc.                                      54,594        609,815
-----------------------------------------------------------------------
iPayment Holdings, Inc.(a)                        12,507        540,928
-----------------------------------------------------------------------
MoneyGram International, Inc.                     38,441      1,303,150
=======================================================================
                                                              4,196,759
=======================================================================

DEPARTMENT STORES-1.01%

Nordstrom, Inc.                                   30,415      1,165,807
=======================================================================

DIVERSIFIED CHEMICALS-5.78%

Ashland Inc.                                      68,720      4,523,151
-----------------------------------------------------------------------
Eastman Chemical Co.                              39,378      2,140,194
=======================================================================
                                                              6,663,345
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-3.91%

CBIZ, Inc.(a)                                     32,862        274,069
-----------------------------------------------------------------------
Corporate Executive Board Co. (The)               17,441      1,868,454
-----------------------------------------------------------------------
Dun & Bradstreet Corp. (The)(a)                    9,600        739,392
-----------------------------------------------------------------------
Geo Group Inc. (The)(a)                            9,875        353,920
-----------------------------------------------------------------------
West Corp.(a)                                     27,261      1,262,730
=======================================================================
                                                              4,498,565
=======================================================================

EDUCATION SERVICES-0.14%

Universal Technical Institute Inc.(a)              6,717        165,574
=======================================================================

ELECTRIC UTILITIES-1.11%

Allegheny Energy, Inc.(a)                         27,530        980,894
-----------------------------------------------------------------------
Edison International                               7,351        297,054
=======================================================================
                                                              1,277,948
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.13%

Planar Systems Inc.(a)                             8,977        146,146
=======================================================================

FOREST PRODUCTS-0.16%

Deltic Timber Corp.                                3,247        187,417
=======================================================================

GAS UTILITIES-7.10%

Energen Corp.                                     58,400      2,059,768
-----------------------------------------------------------------------
Equitable Resources, Inc.                         80,629      2,863,136
-----------------------------------------------------------------------
Questar Corp.                                     38,594      3,089,450
-----------------------------------------------------------------------
South Jersey Industries, Inc.                      6,242        165,912
=======================================================================
                                                              8,178,266
=======================================================================

GENERAL MERCHANDISE STORES-0.66%

Conn's, Inc.(a)                                   22,420        766,091
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS-1.92%

AmerisourceBergen Corp.                           51,285    $ 2,212,948
=======================================================================

HEALTH CARE EQUIPMENT-1.66%

Biosite Inc.(a)                                    2,405        135,642
-----------------------------------------------------------------------
Hillenbrand Industries, Inc.                       3,099        159,165
-----------------------------------------------------------------------
Varian Inc.(a)                                    12,564        543,644
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   20,557      1,076,776
=======================================================================
                                                              1,915,227
=======================================================================

HEALTH CARE SERVICES-0.57%

Computer Programs and Systems, Inc.               13,906        656,641
=======================================================================

HEALTH CARE SUPPLIES-0.50%

Immucor, Inc.(a)                                  12,864        373,699
-----------------------------------------------------------------------
OraSure Technologies, Inc.(a)                     18,986        203,720
=======================================================================
                                                                577,419
=======================================================================

HOMEBUILDING-0.55%

Cavco Industries, Inc.(a)                         13,976        628,920
=======================================================================

HOMEFURNISHING RETAIL-0.18%

Select Comfort Corp.(a)                            5,189        207,352
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.33%

Choice Hotels International, Inc.                 28,596      1,530,744
=======================================================================

HOUSEHOLD PRODUCTS-0.23%

Energizer Holdings, Inc.(a)                        5,182        265,059
=======================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.18%

Barrett Business Services, Inc.(a)                 7,967        210,488
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-1.00%

TXU Corp.                                         23,103      1,146,602
=======================================================================

INDUSTRIAL CONGLOMERATES-1.18%

3M Co.                                            15,952      1,362,779
=======================================================================

INDUSTRIAL MACHINERY-3.58%

Eaton Corp.                                       28,288      2,168,275
-----------------------------------------------------------------------
Graco Inc.                                         9,469        442,676
-----------------------------------------------------------------------
IDEX Corp.                                         8,182        415,646
-----------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                   10,176        445,200
-----------------------------------------------------------------------
Nordson Corp.                                      9,419        503,445
-----------------------------------------------------------------------
Timken Co. (The)                                   4,203        146,685
=======================================================================
                                                              4,121,927
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.46%

CenturyTel, Inc.                                  44,484      1,677,047
=======================================================================

INTERNET SOFTWARE & SERVICES-1.14%

Digital River, Inc.(a)                             3,332        145,075
-----------------------------------------------------------------------

                                                SHARES        VALUE
-----------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES-(CONTINUED)

EarthLink, Inc.(a)                                73,748   $    670,369
-----------------------------------------------------------------------
Knot, Inc. (The)(a)                               10,533        194,018
-----------------------------------------------------------------------
United Online, Inc.                               23,558        303,663
=======================================================================
                                                              1,313,125
=======================================================================



IT CONSULTING & OTHER SERVICES-0.82%


Accenture Ltd.-Class A                            24,500        712,215
-----------------------------------------------------------------------
Acxiom Corp.                                       9,074        235,198
=======================================================================
                                                                947,413
=======================================================================



LIFE & HEALTH INSURANCE-3.08%


Principal Financial Group, Inc.                   11,461        588,064
-----------------------------------------------------------------------
Prudential Financial, Inc.                        15,643      1,222,188
-----------------------------------------------------------------------
Torchmark Corp.                                   28,955      1,740,485
=======================================================================
                                                              3,550,737
=======================================================================



MANAGED HEALTH CARE-3.07%


Aetna Inc.                                        26,026      1,002,001
-----------------------------------------------------------------------
CIGNA Corp.                                        9,033        966,531
-----------------------------------------------------------------------
Molina Healthcare Inc.(a)                         11,535        377,195
-----------------------------------------------------------------------
Sierra Health Services, Inc.(a)                    3,507        137,509
-----------------------------------------------------------------------
UnitedHealth Group Inc.                           21,118      1,050,409
=======================================================================
                                                              3,533,645
=======================================================================



MULTI-UTILITIES-2.00%


MDU Resources Group, Inc.                         48,059      1,766,168
-----------------------------------------------------------------------
PG&E Corp.                                        13,622        542,701
=======================================================================
                                                              2,308,869
=======================================================================



OIL & GAS DRILLING-0.62%


ENSCO International Inc.                           6,845        366,139
-----------------------------------------------------------------------
Patterson-UTI Energy, Inc.                        10,652        344,699
=======================================================================
                                                                710,838
=======================================================================



OIL & GAS EQUIPMENT & SERVICES-1.47%


Cameron International Corp.(a)                     8,288        416,389
-----------------------------------------------------------------------
Grant Prideco, Inc.(a)                            13,419        687,053
-----------------------------------------------------------------------
Smith International, Inc.                          9,032        381,421
-----------------------------------------------------------------------
Trico Marine Services, Inc.(a)                     6,229        208,049
=======================================================================
                                                              1,692,912
=======================================================================



OIL & GAS EXPLORATION & PRODUCTION-1.08%


Arena Resources, Inc.(a)                          18,869        675,511
-----------------------------------------------------------------------
CREDO Petroleum Corp.(a)                           6,989        165,080
-----------------------------------------------------------------------
Energy Partners, Ltd.(a)                          10,561        272,368
-----------------------------------------------------------------------
Gulfport Energy Corp.(a)                           9,309        130,419
=======================================================================
                                                              1,243,378
=======================================================================



OIL & GAS REFINING & MARKETING-0.94%


Western Gas Resources, Inc.                       20,813      1,082,276
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------


OIL & GAS STORAGE & TRANSPORTATION-2.77%


Energy Transfer Partners, L.P.                    10,876   $    436,780
-----------------------------------------------------------------------
OMI Corp.                                         39,449        760,577
-----------------------------------------------------------------------
Overseas Shipholding Group, Inc.                  31,476      1,536,973
-----------------------------------------------------------------------
Teekay Shipping Corp.                             11,955        459,909
=======================================================================
                                                              3,194,239
=======================================================================


PACKAGED FOODS & MEATS-1.52%


Pilgrim's Pride Corp.                             29,938        782,280
-----------------------------------------------------------------------
Premium Standard Farms, Inc.                       4,777         79,585
-----------------------------------------------------------------------
Seaboard Corp.                                       579        892,818
=======================================================================
                                                              1,754,683
=======================================================================


PHARMACEUTICALS-0.89%


CNS, Inc.                                         11,291        242,869
-----------------------------------------------------------------------
Matrixx Initiatives, Inc.(a)                      16,703        271,925
-----------------------------------------------------------------------
POZEN Inc.(a)                                     11,746        175,838
-----------------------------------------------------------------------
Sepracor Inc.(a)                                   2,253        100,574
-----------------------------------------------------------------------
ViroPharma Inc.(a)                                21,266        239,030
=======================================================================
                                                              1,030,236
=======================================================================


PROPERTY & CASUALTY INSURANCE-7.11%


21st Century Holding Co.                          26,761        492,135
-----------------------------------------------------------------------
Ambac Financial Group, Inc.                        9,448        778,137
-----------------------------------------------------------------------
Assured Guaranty Ltd.                             30,175        749,849
-----------------------------------------------------------------------
FPIC Insurance Group, Inc.(a)                      5,067        202,426
-----------------------------------------------------------------------
Harleysville Group Inc.                            6,274        188,220
-----------------------------------------------------------------------
MBIA Inc.                                         20,824      1,241,735
-----------------------------------------------------------------------
Safety Insurance Group, Inc.                      50,117      2,319,916
-----------------------------------------------------------------------
Seabright Insurance Holdings(a)                   46,452        790,613
-----------------------------------------------------------------------
W. R. Berkley Corp.                               38,114      1,426,226
=======================================================================
                                                              8,189,257
=======================================================================


RAILROADS-1.38%


Burlington Northern Santa Fe Corp.                 9,186        730,563
-----------------------------------------------------------------------
CSX Corp.                                         12,531        858,248
=======================================================================
                                                              1,588,811
=======================================================================


REGIONAL BANKS-3.18%


Columbia Banking System, Inc.                     41,125      1,387,969
-----------------------------------------------------------------------
First BanCorp.                                    62,781        665,479
-----------------------------------------------------------------------
First Community Bancorp                           16,115        934,670
-----------------------------------------------------------------------
TriCo Bancshares                                  24,840        677,883
=======================================================================
                                                              3,666,001
=======================================================================


RESTAURANTS-0.88%


Triarc Cos., Inc.-Class B                         61,032      1,008,249
=======================================================================


SEMICONDUCTOR EQUIPMENT-1.76%


Lam Research Corp.(a)                             27,876      1,362,579
-----------------------------------------------------------------------

                                                SHARES        VALUE
-----------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

MEMC Electronic Materials, Inc.(a)                16,272   $    660,643
=======================================================================
                                                              2,023,222
=======================================================================

SEMICONDUCTORS-3.24%

Altera Corp.(a)                                   12,784        279,203
-----------------------------------------------------------------------
Intel Corp.                                       44,322        885,553
-----------------------------------------------------------------------
Linear Technology Corp.                           23,328        828,144
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                   15,036        530,169
-----------------------------------------------------------------------
Microchip Technology Inc.                         19,511        726,980
-----------------------------------------------------------------------
National Semiconductor Corp.                      16,151        484,207
=======================================================================
                                                              3,734,256
=======================================================================

SPECIALIZED CONSUMER SERVICES-0.99%

CPI Corp.                                          9,625        203,954
-----------------------------------------------------------------------
Sotheby's Holdings, Inc.-Class A(a)               31,189        935,358
=======================================================================
                                                              1,139,312
=======================================================================

SPECIALIZED FINANCE-1.55%

CIT Group, Inc.                                   13,277        717,091
-----------------------------------------------------------------------
Moody's Corp.                                     17,298      1,072,649
=======================================================================
                                                              1,789,740
=======================================================================

SPECIALTY STORES-1.02%

Claire's Stores, Inc.                             33,387      1,175,890
=======================================================================

STEEL-3.08%

Commercial Metals Co.                             20,555      1,118,192
-----------------------------------------------------------------------
Great Northern Iron Ore Properties                 8,507      1,108,037
-----------------------------------------------------------------------
Mesabi Trust                                      55,938      1,222,245
-----------------------------------------------------------------------
Olympic Steel, Inc.                                3,038         95,727
=======================================================================
                                                              3,544,201
=======================================================================

TECHNOLOGY DISTRIBUTORS-0.39%

Arrow Electronics, Inc.(a)                        12,413        449,351
=======================================================================

THRIFTS & MORTGAGE FINANCE-5.20%

Downey Financial Corp.                             5,167        370,887
-----------------------------------------------------------------------
Fremont General Corp.                             12,149        270,194
-----------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                   13,023        489,144
-----------------------------------------------------------------------
MGIC Investment Corp.                             12,260        866,782
-----------------------------------------------------------------------
PMI Group, Inc. (The)                             44,629      2,059,628
-----------------------------------------------------------------------
R&G Financial Corp.-Class B (Puerto Rico)         72,476        755,925
-----------------------------------------------------------------------
Radian Group Inc.                                 18,770      1,177,254
=======================================================================
                                                              5,989,814
=======================================================================

TOBACCO-1.49%

Reynolds American Inc.                            10,975      1,203,409
-----------------------------------------------------------------------
UST Inc.                                          11,568        508,182
=======================================================================
                                                              1,711,591
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-1.19%

GATX Corp.                                        24,758   $  1,158,674
-----------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A            4,017        208,322
=======================================================================
                                                              1,366,996
=======================================================================

TRUCKING-3.23%

Con-way Inc.                                      42,396      2,362,305
-----------------------------------------------------------------------
Laidlaw International Inc.                        54,962      1,360,310
=======================================================================
                                                              3,722,615
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $125,636,551)                         140,072,322
=======================================================================
MONEY MARKET FUNDS-5.83%

Liquid Assets Portfolio-Institutional
  Class(b)                                     3,358,386      3,358,386
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)    3,358,386      3,358,386
=======================================================================
    Total Money Market Funds (Cost
      $6,716,772)                                             6,716,772
=======================================================================
TOTAL INVESTMENTS-127.42% (Cost $132,353,323)               146,789,094
=======================================================================
OTHER ASSETS LESS LIABILITIES-(27.42)%                      (31,590,500)
=======================================================================
NET ASSETS-100.00%                                         $115,198,594
=======================================================================

SECURITIES SOLD SHORT
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS-24.13%(C)

AEROSPACE & Defense-1.33%

L-3 Communications Holdings, Inc.                  18,80   $  1,535,960
=======================================================================

-----------------------------------------------------------------------
                                                SHARES        VALUE
-----------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-1.91%

Fluor Corp.                                       23,700   $  2,201,966
=======================================================================

CONSUMER FINANCE-1.00%

SLM Corp.                                         21,700      1,147,496
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.87%

Convergys Corp.                                   51,600      1,004,652
=======================================================================

DRUG RETAIL-0.82%

CVS Corp.                                         31,900        948,068
=======================================================================

GAS UTILITIES-3.38%

Peoples Energy Corp.                             106,900      3,883,677
=======================================================================

HEALTH CARE FACILITIES-1.57%

Triad Hospitals, Inc.                             43,900      1,808,680
=======================================================================

HOME ENTERTAINMENT SOFTWARE-0.45%

Take-Two Interactive Software, Inc.               30,600        521,730
=======================================================================

HOMEFURNISHINGS RETAIL-1.13%

Cost Plus, Inc.                                   73,900      1,300,640
=======================================================================

IT CONSULTING & OTHER SERVICES-2.60%

BearingPoint, Inc.                               172,600      1,601,728
-----------------------------------------------------------------------

                                                SHARES        VALUE
-----------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-(CONTINUED)

Unisys Corp.                                     222,500   $  1,388,400
=======================================================================
                                                              2,990,128
=======================================================================

MULTI-UTILITIES-0.85%

KeySpan Corp.                                     24,300        981,234
=======================================================================

PAPER PACKAGING-1.04%

Packaging Corp. of America                        53,500      1,202,680
=======================================================================

PHARMACEUTICALS-1.47%

Perrigo Co.                                      106,200      1,694,952
=======================================================================

RAILROADS-1.80%

Kansas City Southern                              85,500      2,077,650
=======================================================================

REAL ESTATE-0.00%

Potlatch Corp.                                        25            974
=======================================================================

-----------------------------------------------------------------------
                                                SHARES        VALUE

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.69%

St. Joe Co. (The)                                 14,100   $    791,856
=======================================================================

REGIONAL BANKS-1.73%

Fifth Third Bancorp                               29,000      1,172,180
-----------------------------------------------------------------------
Signature Bank                                    23,300        824,121
=======================================================================
                                                              1,996,301
=======================================================================

SPECIALTY CHEMICALS-1.49%

Cytec Industries Inc.                             28,300      1,711,301
=======================================================================
    Total Securities Sold Short
      (Proceeds $26,965,238)                               $ 27,799,945
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) Collateral on short sales was segregated by the Fund in the amount of $28,048,744 which represents 100.89% of the value of securities sold short.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM OPPORTUNITIES II FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $125,636,551)      $ 140,072,322
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $6,716,772)                                6,716,772
============================================================
    Total investments (cost $132,353,323)        146,789,094
============================================================
Cash                                                 339,048
------------------------------------------------------------
Receivables for:
  Deposits with brokers for securities sold
    short                                         28,044,261
------------------------------------------------------------
  Fund shares sold                                    24,089
------------------------------------------------------------
  Dividends and Interest                              66,238
------------------------------------------------------------
  Short stock rebates                                103,879
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                37,174
------------------------------------------------------------
Other assets                                          17,419
============================================================
    Total assets                                 175,421,202
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              339,048
------------------------------------------------------------
  Fund shares reacquired                             696,812
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  48,411
------------------------------------------------------------
  Loan outstanding                                31,000,000
------------------------------------------------------------
  Short stock account dividends                       12,535
------------------------------------------------------------
Securities sold short, at value (proceeds
  $26,965,238)                                    27,799,945
------------------------------------------------------------
Accrued interest expense and line of credit
  fees                                               137,969
------------------------------------------------------------
Accrued distribution fees                             59,564
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,709
------------------------------------------------------------
Accrued transfer agent fees                           58,977
------------------------------------------------------------
Accrued operating expenses                            67,638
============================================================
    Total liabilities                             60,222,608
============================================================
Net assets applicable to shares outstanding    $ 115,198,594
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 245,516,927
------------------------------------------------------------
Undistributed net investment income (loss)          (825,981)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts
  and securities sold short                     (143,093,416)
------------------------------------------------------------
Unrealized appreciation from investment
  securities and securities sold short            13,601,064
============================================================
                                               $ 115,198,594
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  62,562,395
____________________________________________________________
============================================================
Class B                                        $  38,685,179
____________________________________________________________
============================================================
Class C                                        $  13,951,020
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
NUMBER OF SHARES AUTHORIZED:

Class A                                            2,720,136
____________________________________________________________
============================================================
Class B                                            1,759,590
____________________________________________________________
============================================================
Class C                                              634,510
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       23.00
------------------------------------------------------------
  Offering price per share
    (Net asset value of $23.00 divided by
    94.50%)                                    $       24.34
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $       21.99
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $       21.99
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM OPPORTUNITIES II FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,127)          $   967,869
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       88,147
-------------------------------------------------------------------------
Short stock rebates                                               601,103
=========================================================================
    Total investment income                                     1,657,119
=========================================================================

EXPENSES:

Advisory fees                                                     531,244
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     10,908
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          81,977
-------------------------------------------------------------------------
  Class B                                                         210,386
-------------------------------------------------------------------------
  Class C                                                          75,749
-------------------------------------------------------------------------
Dividends on short sales                                          573,199
-------------------------------------------------------------------------
Interest and line of credit fees                                  742,843
-------------------------------------------------------------------------
Transfer agent fees                                               149,838
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           9,297
-------------------------------------------------------------------------
Other                                                              93,694
=========================================================================
    Total expenses                                              2,503,930
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (59,698)
=========================================================================
    Net expenses                                                2,444,232
=========================================================================
Net investment income (loss)                                     (787,113)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS AND SECURITIES SOLD SHORT

Net realized gain (loss) from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(15,140))                 6,317,864
-------------------------------------------------------------------------
  Futures contracts                                                16,010
-------------------------------------------------------------------------
  Securities sold short                                        (2,487,595)
=========================================================================
                                                                3,846,279
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        12,333,305
-------------------------------------------------------------------------
  Securities sold short                                          (725,234)
=========================================================================
                                                               11,608,071
=========================================================================
Net gain from investment securities, futures contracts and
  securities sold short                                        15,454,350
=========================================================================
Net increase in net assets resulting from operations          $14,667,237
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM OPPORTUNITIES II FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (787,113)   $ (1,060,652)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts, option contracts and
    securities sold short                                        3,846,279      37,001,610
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts, option contracts and securities sold short       11,608,071     (19,394,176)
==========================================================================================
    Net increase in net assets resulting from operations        14,667,237      16,546,782
==========================================================================================
Share transactions-net:
  Class A                                                      (11,587,683)    (21,934,804)
------------------------------------------------------------------------------------------
  Class B                                                      (10,809,824)    (21,236,137)
------------------------------------------------------------------------------------------
  Class C                                                       (3,322,804)     (6,554,686)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (25,720,311)    (49,725,627)
==========================================================================================
    Net increase (decrease) in net assets                      (11,053,074)    (33,178,845)
==========================================================================================

NET ASSETS:

  Beginning of period                                          126,251,668     159,430,513
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(825,981) and $(38,868), respectively)  $115,198,594    $126,251,668
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM OPPORTUNITIES II FUND

STATEMENT OF CASH FLOWS

For the six months ended April 30, 2006

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $ 14,667,237
==========================================================================
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                     (84,976,416)
--------------------------------------------------------------------------
  Proceeds from disposition of investments                     116,842,470
--------------------------------------------------------------------------
  Decrease in deposits with brokers for securities sold
    short                                                        1,403,877
--------------------------------------------------------------------------
  Increase in dividends and interest receivable                    (22,999)
--------------------------------------------------------------------------
  Increase in other assets                                          (3,113)
--------------------------------------------------------------------------
  Increase in securities sold short                                401,330
--------------------------------------------------------------------------
  Increase in accrued expenses and other payables                    9,617
--------------------------------------------------------------------------
  Unrealized appreciation on investment securities             (12,333,307)
--------------------------------------------------------------------------
  Net realized gain on investment securities                    (6,317,864)
==========================================================================
    Net cash provided by operating activities                   29,670,832
==========================================================================
CASH USED IN FINANCING ACTIVITIES:

  Net decrease in borrowings on line of credit                  (2,000,000)
--------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold               5,359,210
--------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                 (30,449,294)
==========================================================================
    Net cash provided by (used in) financing activities        (27,090,084)
==========================================================================
Net increase in cash and cash equivalents                        2,580,748
==========================================================================
Cash and cash equivalents at beginning of period                 4,475,072
==========================================================================
Cash and cash equivalents at end of period                    $  7,055,820
__________________________________________________________________________
==========================================================================
Supplemental disclosure of cash flow information:
Cash paid during the year for interest was $752,322

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities II Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

AIM OPPORTUNITIES II FUND


       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM OPPORTUNITIES II FUND

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

H. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

       The Fund is reacquired to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received the short sales.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at

AIM OPPORTUNITIES II FUND

     such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

L. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted on a monthly basis by a calculated rate ("Fee Adjustment Rate"), (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund for the previous 12 month period ("Performance Period") exceeds the sum of 2.00% plus the investment record of the S&P MidCap 400 Index for the Performance Period, but shall be capped at 2.50% of the Fund's average daily net assets for the fiscal period, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the S&P MidCap 400 Index for the Performance Period less 2.00% exceeds the investment performance of the Class A shares of the Fund for the Performance Period, but shall be no less than 0.50% of the average daily net assets for the fiscal period. After the Fee Adjustment Rate is determined, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment Rate by the average daily net assets of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly. AIM has contractually agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed an annual base management fee of 1.25%, subject to an annual maximum of 0.75% performance adjustment upward or downward, through June 30, 2006 calculated in the same manner as described above. As a result of this waiver, the net advisory fees are limited to a maximum of 2.00% and a minimum of 0.50%.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $56,288.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses

AIM OPPORTUNITIES II FUND

along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $440.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $149,838.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B and Class C shares paid $81,977, $210,386 and $75,749, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $4,238 in front-end sales commissions from the sale of Class A shares and $35, $4,131 and $78 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $2,237,536       $15,243,573       $(14,122,723)         $   --         $3,358,386       $43,996       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            2,237,536        15,243,573        (14,122,723)             --          3,358,386        44,151           --
==================================================================================================================================
  Total           $4,475,072       $30,487,146       $(28,245,446)         $   --         $6,716,772       $88,147       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $1,412,812, which resulted in net realized gains (losses) of $(15,140) and securities purchases of $213,831.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,970.

AIM OPPORTUNITIES II FUND

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $3,274 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line. During the six months ended April 30, 2006, the Fund had average borrowings for the 181 days the borrowings were outstanding of $31,265,193, with a weighted average interest rate of 4.83% and interest expense of $748,583.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $111,385,066
-----------------------------------------------------------------------------
October 31, 2010                                                  34,956,612
-----------------------------------------------------------------------------
October 31, 2011                                                     598,018
=============================================================================
Total capital loss carryforward                                 $146,939,696
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM OPPORTUNITIES II FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $85,315,464 and $116,819,479, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                            $17,551,015
-------------------------------------------------------------------------------
  Securities sold short                                              1,042,464
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                             (3,115,244)
-------------------------------------------------------------------------------
  Securities sold short                                             (1,877,171)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $13,601,064
_______________________________________________________________________________
===============================================================================
Cost of investments is the same for tax and financial statement purposes.
Proceeds from securities sold short is the same for tax and financial statement purposes.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                   YEAR ENDED
                                                                    APRIL 30, 2006(a)                OCTOBER 31, 2005
                                                              ------------------------------    --------------------------
                                                                  SHARES           AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                            152,014    $  3,297,725       716,139    $ 14,502,505
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                             19,134         398,690        80,682       1,558,318
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                             34,185         724,774        97,543       1,877,328
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                             33,106         733,863        85,324       1,682,893
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                            (34,577)       (733,863)      (88,605)     (1,682,893)
==========================================================================================================================
Reacquired:
  Class A                                                           (710,402)    (15,619,271)   (1,931,027)    (38,120,202)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                           (497,303)    (10,474,651)   (1,113,024)    (21,111,562)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           (191,208)     (4,047,578)     (445,351)     (8,432,014)
==========================================================================================================================
                                                                  (1,195,051)   $(25,720,311)   (2,598,319)   $(49,725,627)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distributions, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

AIM OPPORTUNITIES II FUND


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   CLASS A
                                             ------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                             APRIL 30,        -------------------------------------------------------------------
                                                2006           2005          2004          2003          2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 20.41         $ 18.21       $ 17.21       $ 13.70       $ 16.11          $  23.17
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.10)(a)       (0.08)(a)     (0.12)(a)     (0.27)(a)     (0.07)(a)(b)       0.04(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.69            2.28          1.12          3.78         (2.34)            (7.10)
=================================================================================================================================
    Total from investment operations             2.59            2.20          1.00          3.51         (2.41)            (7.06)
=================================================================================================================================
Net asset value, end of period                $ 23.00         $ 20.41       $ 18.21       $ 17.21       $ 13.70          $  16.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 12.69%          12.08%         5.81%        25.62%       (14.96)%          (30.47)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $62,562         $66,246       $79,680       $90,696       $90,696          $155,356
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sale expense):
  With fee waivers and/or expense
    reimbursements                               3.64%(d)        2.10%         1.27%         2.45%         1.18%             1.33%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               3.73%(d)        2.17%         1.29%         2.45%         1.28%             1.43%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends
  on short sales expense):
  With fee waivers and/or expense
    reimbursements                               1.49%(d)        1.40%         1.20%         2.30%         1.07%             1.24%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.58%(d)        1.47%         1.22%         2.30%         1.17%             1.34%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.93)%(d)      (0.41)%       (0.69)%       (1.82)%       (0.44)%(b)         0.20%
=================================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net
  assets(e)                                      2.14%(d)        0.70%         0.07%         0.15%         0.11%             0.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         57%            174%          107%          216%          203%              289%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $66,124,973.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS B
                                               ------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                             YEAR ENDED OCTOBER 31,
                                               APRIL 30,       --------------------------------------------------------------
                                                  2006          2005         2004         2003         2002            2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 19.58        $ 17.59      $ 16.73      $ 13.41      $ 15.89        $  23.02
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.18)(a)      (0.21)(a)    (0.23)(a)    (0.36)(a)    (0.18)(a)(b)    (0.11)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       2.59           2.20         1.09         3.68        (2.30)          (7.02)
=============================================================================================================================
    Total from investment operations               2.41           1.99         0.86         3.32        (2.48)          (7.13)
=============================================================================================================================
Net asset value, end of period                  $ 21.99        $ 19.58      $ 17.59      $ 16.73      $ 13.41        $  15.89
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                   12.31%         11.31%        5.14%       24.76%      (15.61)%        (30.97)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $38,685        $44,503      $59,702      $75,639      $75,250        $124,588
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sale expense):
  With fee waivers and/or expense
    reimbursements                                 4.39%(d)       2.78%        1.92%        3.10%        1.93%           2.10%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 4.48%(d)       2.85%        1.94%        3.10%        1.93%           2.10%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends
  on short sales expense):
  With fee waivers and expense reimbursements      2.24%(d)       2.08%        1.85%        2.95%        1.82%           2.00%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 2.33%(d)       2.15%        1.87%        2.95%        1.82%           2.00%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.68)%(d)     (1.09)%      (1.34)%      (2.47)%      (1.19)%(b)      (0.57)%
=============================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net
  assets(e)                                        2.14%(d)       0.70%        0.07%        0.15%        0.11%           0.09%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(f)                           57%           174%         107%         216%         203%            289%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $42,425,865.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS C
                                               -----------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                            YEAR ENDED OCTOBER 31,
                                               APRIL 30,       -------------------------------------------------------------
                                                  2006          2005         2004         2003         2002           2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 19.59        $ 17.60      $ 16.73      $ 13.41      $ 15.89        $ 23.02
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.18)(a)      (0.21)(a)    (0.23)(a)    (0.36)(a)    (0.18)(a)(b)   (0.11)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       2.58           2.20         1.10         3.68        (2.30)         (7.02)
============================================================================================================================
    Total from investment operations               2.40           1.99         0.87         3.32        (2.48)         (7.13)
============================================================================================================================
Net asset value, end of period                  $ 21.99        $ 19.59      $ 17.60      $ 16.73      $ 13.41        $ 15.89
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                   12.25%         11.31%        5.20%       24.76%      (15.61)%       (30.97)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $13,951        $15,503      $20,048      $27,570      $29,798        $51,412
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sale expense):
  With fee waivers and/or expense
    reimbursements                                 4.39%(d)       2.78%        1.92%        3.10%        1.93%          2.10%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 4.48%(d)       2.85%        1.94%        3.10%        1.93%          2.10%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and/or
  dividends on short sales expense):
  With fee waivers and expense reimbursements      2.24%(d)       2.08%        1.85%        2.95%        1.82%          2.00%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                                 2.33%(d)       2.15%        1.87%        2.95%        1.82%          2.00%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.68)%(d)     (1.09)%      (1.34)%      (2.47)%      (1.19)%(b)     (0.57)%
============================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net
  assets(e)                                        2.14%(d)       0.70%        0.07%        0.15%        0.11%          0.09%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)                           57%           174%         107%         216%         203%           289%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $15,275,414.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

AIM OPPORTUNITIES II FUND

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM

AIM OPPORTUNITIES II FUND

Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM OPPORTUNITIES II FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

        DOMESTIC EQUITY                                    SECTOR EQUITY                          AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                      DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                     AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                                   FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
       INTERNATIONAL/GLOBAL EQUITY           Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund                =======================================================================================
AIM International Small Company Fund(1)      CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
AIM Trimark Fund                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com                 OPP2-SAR-1           A I M Distributors, Inc.

                            [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College    Separately   Offshore    Cash                 [AIM INVESTMENTS LOGO]
Funds    Products                 Savings    Managed      Products    Management          --Registered Trademark--
                                  Plans      Accounts
--------------------------------------------------------------------------------

                                                      AIM OPPORTUNITIES III FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

====================================================================================================================================
AIM OPPORTUNITIES III FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            o Industry classifications used in this
                                                                                          report are generally according to the
o Class B shares are not available as an     o The unmanaged STANDARD & POOR'S            Global Industry Classification Standard,
investment for retirement plans maintained   COMPOSITE INDEX of 500 Stocks (the S&P 500   which was developed by and is the
pursuant to Section 401 of the Internal      --Registered Trademark-- Index) is an        exclusive property and a service mark of
Revenue Code, including 401(k) plans,        index of common stocks frequently used as    Morgan Stanley Capital International Inc.
money purchase pension plans and profit      a measure of U.S. stock market               and Standard & Poor's.
sharing plans. Plans that had existing       performance.
accounts invested in Class B shares prior                                                 The Fund provides a complete list of its
to September 30, 2003, will continue to be   o The unmanaged LIPPER LARGE-CAP CORE FUND   holdings four times in each fiscal year,
allowed to make additional purchases.        INDEX represents an average of the           at the quarter-ends. For the second and
                                             performance of the 30 largest                fourth quarters, the lists appear in the
PRINCIPAL RISKS OF INVESTING IN THE FUND     large-capitalization core equity funds       Fund's semiannual and annual reports to
                                             tracked by Lipper Inc., an independent       shareholders. For the first and third
o The Fund may invest up to 25% of its       mutual fund performance monitor.             quarters, the Fund files the lists with
assets in the securities of non-U.S.                                                      the Securities and Exchange Commission
issuers. International investing presents    o The unmanaged LIPPER LARGE-CAP VALUE       (SEC) on Form N-Q. The most recent list of
certain risks not associated with            FUND INDEX represents an average of the      portfolio holdings is available at
investing solely in the United States.       performance of the 30 largest                AIMinvestments.com. From our home page,
These include risks relating to              large-capitalization value funds tracked     click on Products & Performance, then
fluctuations in the value of the U.S.        by Lipper Inc., an independent mutual fund   Mutual Funds, then Fund Overview. Select
dollar relative to the values of other       performance monitor.                         your Fund from the drop-down menu and
currencies, the custody arrangements made                                                 click on Complete Quarterly Holdings.
for the Fund's foreign holdings,             o The Fund is not managed to track the       Shareholders can also look up the Fund's
differences in accounting, political risks   performance of any particular index,         Forms N-Q on the SEC Web site at sec.gov.
and the lesser degree of public              including the indexes defined here, and      Copies of the Fund's Forms N-Q may be
information required to be provided by       consequently, the performance of the Fund    reviewed and copied at the SEC Public
non-U.S. companies.                          may deviate significantly from the           Reference Room at 450 Fifth Street, N.W.,
                                             performance of the indexes.                  Washington, D.C. 20549-0102. You can
o Leveraging and short-selling, along with                                                obtain information on the operation of the
other hedging strategies, present higher     o A direct investment cannot be made in an   Public Reference Room, including
risks, but also offer greater potential      index. Unless otherwise indicated, index     information about duplicating fee charges,
rewards. Since stock prices can rise         include reinvested dividends, and they do    by calling 202-942-8090 or 800-732-0330,or
without limit, short sales are riskier       not reflect sales charges. Performance of    by electronic request at the following
because of unlimited exposure to loss        an index of funds reflects fund expenses;    e-mail address: publicinfo@sec.gov. The
until the position is covered. The Fund,     performance a market index does not.         SEC file numbers for the Fund are
which is not a complete investment                                                        811-08697 and 333-47949.
program, may not be appropriate for all      OTHER INFORMATION
investors. There is no guarantee that the                                                 A description of the policies and
Fund managers' investment strategies will    o The returns shown in management's          procedures that the Fund uses to determine
help investors attain their goals. Please    discussion of Fund performance are based     how to vote proxies relating to portfolio
see the prospectus for more information      on net asset values calculated for           securities is available without charge,
about specific investment strategies and     shareholder transactions. Generally          upon request, from our Client Services
risks.                                       accepted accounting principles require       department at 800-959-4246 or on the AIM
                                             adjustments to be made to the assets of      Web site, AIMinvestments.com. On the home
o The Fund is nondiversified, which          the Fund at period end for financial         page, scroll down and click on AIM Funds
increases risks as well as potential         reporting purposes, and as such, the net     Proxy Policy. The information is also
rewards.                                     asset values for shareholder transactions    available on the SEC Web site, sec.gov.
                                             and the returns based on those net asset
                                             values may differ from the net asset         Information regarding how the Fund voted
                                             values and returns reported in the           proxies related to its portfolio
                                             Financial Highlights.                        securities during the 12 months ended June
                                                                                          30, 2005, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About Us
                                                                                          tab, click on Required Notices and then
                                                                                          click on Proxy Voting Activity. Next,
                                                                                          select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.


======================================================================================    ==========================================
                                                                                          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class A Shares                   LCPAX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class B Shares                   LCPBX
                                                                                          Class C Shares                   LCPCX
======================================================================================
                                                                                          ==========================================

=============================================================
NOT FDIC INSURED       MAY LOSE VALUE       NO BANK GUARANTEE
=============================================================

AIMinvestments.com

AIM OPPORTUNITIES III FUND


                   DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                   We're pleased to provide you with this semiannual report,
     [PHOTO OF     which includes a discussion of how your Fund was managed for
      ROBERT H.    the six months ended April 30, 2006, and what factors
      GRAHAM]      affected its performance. That discussion begins on page 3.

                      It's been said nothing is certain but death and taxes. We
                   would venture to add that one other thing is certain: Markets
 ROBERT H. GRAHAM  change--and change often--in the short term. The period covered in this report is a perfect example. Domestic and
                   global equity markets were generally strong throughout the period, but they became considerably more volatile and
     [PHOTO OF     negative beginning in May, after the close of the reporting
   PHILIP TAYLOR]  period. Inflation fears were the primary cause of this volatility and negativity:

                      o   Amid signs of rising inflation, the U.S. Federal
                          Reserve Board stated that additional interest rate
  PHILLIP TAYLOR          hikes might be needed to address inflation risks.

                      o The dollar remained weak, making imports more expensive and thereby raising inflation.

                      o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                      While we can't do anything about the ambiguity and
                   uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                      We also believe in the value of a trusted financial
                   advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                   OUR COMMITMENT TO YOU

                   In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                      Information about investing, the markets and your Fund is
                   always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                   Sincerely,

                   /s/ ROBERT H. GRAHAM                     /s/ PHILIP TAYLOR
                   -----------------------------------      --------------------
                   Robert H. Graham                         Philip Taylor
                   President & Vice Chair -- AIM Funds      CEO, AIM Investments
                   Chair, AIM Investments

                  June 19, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM OPPORTUNITIES III FUND


                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
[PHOTO OF BRUCE L. Funds--as well as my first full year as your board's
    CROCKETT]      independent chair--I can assure you that shareholder
                   interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
 BRUCE L. CROCKETT you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                      o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                      o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                      o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                      In 2006, your board will continue to focus on fund
                   expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

                      Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT
                   --------------------------
                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board

                   June 19, 2006

AIM OPPORTUNITIES III FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


======================================================================================

PERFORMANCE SUMMARY                          ==========================================   production, the price of oil and so on.
                                                                                          Such changes will have positive impact on
   For the six months ended April 30,        FUND VS. INDEXES                             some companies and negative impact on
2006, AIM Opportunities III Fund produced                                                 others
positive returns, yet underperformed the     CUMULATIVE TOTAL RETURNS,
S&P 500 Index, its broad market and          10/31/05--4/30/06, EXCLUDING APPLICABLE      o Given the push/pull of these risk
style-specific index. The Fund               SALES CHARGES. IF SALES CHARGES WERE         factors, we try to reduce the Fund's
underperformed the S&P 500 Index primarily   INCLUDED, RETURNS WOULD BE LOWER.            overall risk by pairing stocks that
because of stock selection in the                                                         benefit from an improvement in a certain
utilities and health care sectors.           Class A Shares                       7.78%   factor with those that benefit from
                                                                                          worsening in that same factor. Our goal is
   For long-term performance, see page 5.    Class B Shares                       7.34    for the Fund to benefit whichever way the
                                                                                          market moves
                                             Class C Shares                       7.34
                                                                                             We consider selling or reducing our
                                             S&P 500 Index (Broad Market                  position in a particular security when:
                                             and Style-specific Index)            9.63
                                                                                          o The stock no longer exhibits
                                             Lipper Large-Cap Core Fund Index             characteristics that drive performance
                                             (New Peer Group Index)               9.63
                                                                                          o Holding the security adds too much
                                             Lipper Large-Cap Value Fund Index            additional risk to the overall portfolio
                                             (Former Peer Group Index)           11.32
                                                                                          MARKET CONDITIONS AND YOUR FUND
                                             SOURCE: LIPPER INC.
                                                                                          Despite widespread concern about the
                                             ==========================================   potential impact of rising short-term
======================================================================================    interest rates, historically high energy
                                                                                          prices, ongoing concern about a housing
HOW WE INVEST                                we believe may increase in value in the      bubble, and the long-term economic effects
                                             next six to 12 months (long positions) or    of two devastating Gulf Coast hurricanes,
We have developed a quantitative             decrease in value over that period (short    the U.S. economy showed signs of strength
investment process based on tenets of        positions). Short selling is used to         for the period covered by this report.
mathematics, statistics and behavioral       capitalize on an expected decline in a       During the reporting period, the U.S.
finance focusing on U.S. domestic            security's price                             Federal Reserve (the Fed) continued its
large-cap stocks. It has two main                                                         tightening policy, raising the key federal
components:                                  o Long positions exhibit the best earnings   funds target rate to 4.75% as Ben Bernanke
                                             growth potential and least potential for     became new Fed chairman.
1. STOCK SELECTION                           earnings disappointments in our opinion;
                                             short positions generally exhibit the           Early in the reporting period,
o We believe certain qualities, such as      opposite traits                              investors were concerned about the impact
growth and stability of earnings,                                                         that rising interest rates and a
profitability and financial strength,        2. RISK MANAGEMENT                           flattening yield curve could have on
identify companies as probable strong                                                     company profits and an overheating of home
performers                                   o Our risk model looks at how these
                                             companies perform in response to changes
o We measure each candidate for the          in economic factors such as inflation,
portfolio against these qualities to         industrial
identify companies                                                                                                       (continued)

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION*                       TOP 5 SHORT POSITIONS**                      TOP 10 LONG POSITIONS**

By sector; long and short holdings           1. SLM Corp.                          2.0%    1. Exxon Mobil Corp.                 3.9%
                                             2. LifePoint Hospitals, Inc.          1.1     2. Moody's Corp.                     3.6
                [PIE CHART]                  3. Peoples Energy Corp.               1.1     3. 3M Co.                            3.0
                                             4. Fluor Corp.                        1.0     4. Prudential Financial, Inc.        2.9
Consumer Staples                      8.5%   5. Kansas City Southern               1.0     5. Microsoft Corp.                   2.7
Consumer Discretionary                8.1%                                                 6. Bank of America Corp.             2.2
Health Care                           6.7%   TOTAL NET ASSETS            $72.5 MILLION     7. Citigroup Inc.                    1.8
Utilities                             5.5%                                                 8. JPMorgan Chase & Co.              1.8
Materials                             4.0%   TOTAL NUMBER OF SHORT HOLDINGS*        51     9. Intel Corp.                       1.8
Telecommunication Services            1.5%                                                10. Coca-Cola Co. (The)               1.7
Money Market Funds                    5.8%   TOTAL NUMBER OF LONG HOLDINGS*        161
Financials                           23.2%
Information Technology               18.6%
Industrials                           9.5%
Energy                                8.6%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Based on total investments.

** Excluding money market fund holdings.
==========================================   ==========================================   ==========================================

AIM OPPORTUNITIES III FUND


prices. The nation's gross domestic          selecting stocks to short, our analysis                         DEREK S. IZUEL,
product, after expanding at a weak           identifies factors that have historically          [IZUEL       Chartered Financial
annualized rate of 1.7% in the fourth        been associated with declines in stock              PHOTO]      Analyst, senior
quarter of 2005, expanded at a more robust   prices. Although the Fund's short                               portfolio manager, is
5.3% annualized rate in the first quarter    positions generally detracted from                              lead manager of AIM
of 2006, boosted by an increase in           performance over the period, we remain       Opportunities III Fund. Mr. Izuel began
business investment and an upsurge in        committed to our process of selecting        his investment career in 1997. He earned a
consumer spending.                           stocks to short.                             B.A. in computer science from the
                                                                                          University of California and an M.B.A.
   At the end of the reporting period, the      The Fund employs leveraging to maintain   from the University of Michigan.
impact of market trends and our allocation   a net 100% exposure to equities. Because
decisions resulted in the portfolio being    the Fund takes short positions, the long                        DUY NGUYEN, Chartered
overweight in the information technology     exposure percentage is reduced. By using           [NGUYEN      Financial Analyst,
and financials sectors, while the consumer   leverage, the Fund is able to add to long           PHOTO]      portfolio manager, is a
discretionary and industrials sectors        positions in an amount that is equal to                         manager of AIM
represented our most significant             the short percentage, thus leaving the                          Opportunities III Fund.
underweight positions relative to the        Fund 100% long. The use of leveraging was    Mr. Nguyen joined AIM in 2000. He earned a
style-specific index. Fund performance       beneficial to performance during the         B.B.A. from the University of Texas.
benefited primarily from effective stock     reporting period.
selection in the industrials and                                                          Assisted by the Global Quantitative
financials sectors, while most of the        IN CLOSING                                   Strategies Team
underperformance can be attributed to
stock selection in the utilities and         Our investment discipline is focused on
health care sectors, along with the          seeking consistent and strong
negative impact of the Fund's short          risk-adjusted returns for shareholders by
positions.                                   adhering to our disciplined quantitative
                                             investment process for a period of
   A contributor to Fund performance was     years--not months. While we believe this
EXXON MOBIL, one of the world's largest      long-term investment horizon enables us to
energy companies. The firm has benefited     potentially capitalize on the
from the increased price of oil which has    opportunities created by normal market
been driven by demand and concerns over      volatility, we realize that short-term
geopolitical issues. As a result of the      results may lag the market. We encourage
rise in the price of oil, the company        shareholders to avoid placing undue
recently announced record profits. Recent    emphasis on short-term relative
growth has allowed the firm to strengthen    performance and instead measure the
its balance sheet and capital structure,     success of our investment process over the
both factors that our analysis identified    long-term.
as positive drivers of performance and
which led us to buy the stock.                  We thank you for your continued
                                             investment in AIM Opportunities III Fund.
   A stock that detracted from performance
was INTEL, the world's largest               The views and opinions expressed in
manufacturer of semiconductor computer       management's discussion of Fund
chips. The Fund continues to hold the        performance are those of A I M Advisors,
stock based on what we believe is its        Inc. These views and opinions are subject
attractive valuation, a factor that we       to change at any time based on factors
take into consideration when looking at      such as market and economic conditions.
firms in the information technology          These views and opinions may not be relied
sector. Continued weak earnings are a        upon as investment advice or
concern for the firm, and this and other     recommendations, or as an offer for a
issues over the past year prompted the       particular security. The information is
firm to undertake a comprehensive            not a complete analysis of every aspect of
strategic review of its business.            any market, country, industry, security or
                                             the Fund. Statements of fact are from
   During the reporting period, all          sources considered reliable, but A I M
sectors enhanced the performance of the      Advisors, Inc. makes no representation or
style-specific benchmark. The period         warranty as to their completeness or
resembled a "rising tide lifts all boats"    accuracy. Although historical performance
environment in which many of the stocks in   is no guarantee of future results, these
the index experienced strong returns         insights may help you understand our
regardless of fundamentals. When             investment management philosophy.                       [RIGHT ARROW GRAPHIC]

                                                    See important Fund and index          FOR A PRESENTATION OF YOUR FUND'S
                                               disclosures on the inside front cover.     LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM OPPORTUNITIES III FUND


YOUR FUND'S LONG-TERM PERFORMANCE

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (12/30/99)                -1.80%   CLASS A SHARES
 5 Years                            -4.76    Inception (12/30/99)                -1.86%
 1 Year                              3.16     5 Years                            -4.17
                                              1 Year                              1.56
CLASS B SHARES
Inception (3/31/00)                 -5.57%   CLASS B SHARES
 5 Years                            -4.75    Inception (3/31/00)                 -5.82%
 1 Year                              3.41     5 Years                            -4.15
                                              1 Year                              1.70
CLASS C SHARES
Inception (3/31/00)                 -5.57%   CLASS C SHARES
 5 Years                            -4.36    Inception (3/31/00)                 -5.67%
 1 Year                              7.41     5 Years                            -3.76
                                              1 Year                              5.70

==========================================   ==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   PERFORMANCE FIGURES DO NOT REFLECT           CONTINGENT DEFERRED SALES CHARGE (CDSC)
PERFORMANCE AND CANNOT GUARANTEE             DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   FOR THE PERIOD INVOLVED. THE CDSC ON CLASS
COMPARABLE FUTURE RESULTS; CURRENT           ON FUND DISTRIBUTIONS OR SALE OF FUND        B SHARES DECLINES FROM 5% BEGINNING AT THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES. INVESTMENT RETURN AND PRINCIPAL      TIME OF PURCHASE TO 0% AT THE BEGINNING OF
VISIT AIMINVESTMENTS.COM FOR THE MOST        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    THE SEVENTH YEAR. THE CDSC ON CLASS C
RECENT MONTH-END PERFORMANCE. PERFORMANCE    A GAIN OR LOSS WHEN YOU SELL SHARES.         SHARES IS 1% FOR THE FIRST YEAR AFTER
FIGURES REFLECT REINVESTED DISTRIBUTIONS,                                                 PURCHASE.
CHANGES IN NET ASSET VALUE AND THE EFFECT       CLASS A SHARE PERFORMANCE REFLECTS THE
OF THE MAXIMUM SALES CHARGE UNLESS           MAXIMUM 5.50% SALES CHARGE, AND CLASS B         THE PERFORMANCE OF THE FUND'S SHARE
OTHERWISE STATED.                            AND CLASS C SHARE PERFORMANCE REFLECTS THE   CLASSES WILL DIFFER DUE TO DIFFERENT SALES
                                             APPLICABLE                                   CHARGE STRUCTURES AND CLASS EXPENSES.

AIM OPPORTUNITIES III FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments; contingent deferred       then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions; and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transactional costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period November 1, 2005, through      of return of 5% per year before expenses,    hypothetical information is useful in
April 30, 2006.                              which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended April 30, 2006, appear in the   addition, if these transactional costs
The table below provides information about   table "Fund vs. Indexes" on page 3.          were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,


====================================================================================================================================
                                                                                      HYPOTHETICAL
                                                    ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING                EXPENSES         ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (11/1/05)           (4/30/06)(1)           PERIOD(2)        (4/30/06)           PERIOD(2)           RATIO
  A              $1,000.00             $1,077.80              $19.99         $1,005.55             $19.29             3.88%
  B               1,000.00              1,073.40               23.80          1,001.83              22.98             4.63
  C               1,000.00              1,073.40               23.80          1,001.83              22.98             4.63

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                        [ARROW       For More Information Visit
                                        BUTTON           AIMinvestments.com
                                        IMAGE]

AIM OPPORTUNITIES III FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Special         o The quality of services to be provided     o Overall performance of AIM. The Board
Opportunities Funds (the "Board") oversees   by AIM. The Board reviewed the credentials   considered the overall performance of AIM
the management of AIM Opportunities III      and experience of the officers and           in providing investment advisory and
Fund (the "Fund") and, as required by law,   employees of AIM who will provide            portfolio administrative services to the
determines annually whether to approve the   investment advisory services to the Fund.    Fund and concluded that such performance
continuance of the Fund's advisory           In reviewing the qualifications of AIM to    was satisfactory.
agreement with A I M Advisors, Inc.          provide investment advisory services, the
("AIM"). Based upon the recommendation of    Board reviewed the qualifications of AIM's   o Fees relative to those of clients of AIM
the Investments Committee of the Board,      investment personnel and considered such     with comparable investment strategies. The
which is comprised solely of independent     issues as AIM's portfolio and product        Board reviewed the advisory fee rate for
trustees, at a meeting held on June 30,      review process, various back office          the Fund under the Advisory Agreement. The
2005, the Board, including all of the        support functions provided by AIM and        Board noted that the Fund's advisory fee
independent trustees, approved the           AIM's equity and fixed income trading        is structured as a fulcrum fee, with a
continuance of the advisory agreement (the   operations. Based on the review of these     base component and a performance
"Advisory Agreement") between the Fund and   and other factors, the Board concluded       adjustment component, and that the base
AIM for another year, effective July 1,      that the quality of services to be           fee component of the Fund's advisory fee
2005.                                        provided by AIM was appropriate and that     was the same as the base fee component of
                                             AIM currently is providing satisfactory      the advisory fees for one mutual fund with
   The Board considered the factors          services in accordance with the terms of     fulcrum advisory fees advised by AIM with
discussed below in evaluating the fairness   the Advisory Agreement.                      investment strategies comparable to those
and reasonableness of the Advisory                                                        of the Fund, and higher than the base fee
Agreement at the meeting on June 30, 2005    o The performance of the Fund relative to    component of the advisory fees for a
and as part of the Board's ongoing           comparable funds. The Board reviewed the     second such mutual fund. The Board also
oversight of the Fund. In their              performance of the Fund during the past      noted that the performance adjustment
deliberations, the Board and the             one, three and five calendar years against   component of the Fund's advisory fee was
independent trustees did not identify any    the performance of funds advised by other    the same as the performance adjustment
particular factor that was controlling,      advisors with investment strategies          component for one of these mutual funds,
and each trustee attributed different        comparable to those of the Fund. The Board   and greater than the performance
weights to the various factors.              noted that the Fund's performance in such    adjustment component for the second such
                                             periods was below the median performance     mutual fund. The Board noted that AIM has
   One of the responsibilities of the        of such comparable funds. The Board noted    agreed to waive advisory fees of the Fund,
Senior Officer of the Fund, who is           that AIM has recently made changes to the    as discussed below. Based on this review,
independent of AIM and AIM's affiliates,     Fund's portfolio management team, which      the Board concluded that the advisory fee
is to manage the process by which the        appear to be producing encouraging early     rate for the Fund under the Advisory
Fund's proposed management fees are          results but need more time to be evaluated   Agreement was fair and reasonable.
negotiated to ensure that they are           before a conclusion can be made that the
negotiated in a manner which is at arm's     changes have addressed the Fund's            o Fees relative to those of comparable
length and reasonable. To that end, the      under-performance. Based on this review,     funds with other advisors. The Board
Senior Officer must either supervise a       the Board concluded that no changes should   reviewed the advisory fee rate for the
competitive bidding process or prepare an    be made to the Fund and that it was not      Fund under the Advisory Agreement. The
independent written evaluation. The Senior   necessary to change the Fund's portfolio     Board compared effective contractual
Officer has recommended an independent       management team at this time.                advisory fee rates at a common asset level
written evaluation in lieu of a                                                           and noted that the Fund's rate was above
competitive bidding process and, upon the    o The performance of the Fund relative to    the median rate of the funds advised by
direction of the Board, has prepared such    indices. The Board reviewed the              other advisors with investment strategies
an independent written evaluation. Such      performance of the Fund during the past      comparable to those of the Fund that the
written evaluation also considered certain   one, three and five calendar years against   Board reviewed. The Board noted that only
of the factors discussed below. In           the performance of the Lipper Large-Cap      one of the advisory fees for these other
addition, as discussed below, the Senior     Value Index.* The Board noted that the       funds was structured as a fulcrum fee. The
Officer made certain recommendations to      Fund's performance in such periods was       Board noted that AIM has agreed to waive
the Board in connection with such written    below the performance of such Index. The     advisory fees of the Fund, as discussed
evaluation.                                  Board noted that AIM has recently made       below. Based on this review, the Board
                                             changes to the Fund's portfolio management   concluded that the advisory fee rate for
   The discussion below serves as a          team, which appear to be producing           the Fund under the Advisory Agreement was
summary of the Senior Officer's              encouraging early results but need more      fair and reasonable.
independent written evaluation and           time to be evaluated before a conclusion
recommendations to the Board in connection   can be made that the changes have            o Expense limitations and fee waivers. The
therewith, as well as a discussion of the    addressed the Fund's under-performance.      Board noted that AIM has contractually
material factors and the conclusions with    Based on this review, the Board concluded    agreed to waive advisory fees to the
respect thereto that formed the basis for    that no changes should be made to the Fund   extent necessary such that the advisory
the Board's approval of the Advisory         and that it was not necessary to change      fee AIM receives does not exceed an annual
Agreement. After consideration of all of     the Fund's portfolio management team at      base management fee of 1.25%, subject to a
the factors below and based on its           this time.                                   maximum annual performance adjustment
informed business judgment, the Board                                                     upward or downward of 0.75%, through June
determined that the Advisory Agreement is    o Meeting with the Fund's portfolio          30, 2006. As a result of this waiver, the
in the best interests of the Fund and its    managers and investment personnel. With      Board notes that the net advisory fees are
shareholders and that the compensation to    respect to the Fund, the Board is meeting    limited to a maximum of 2.00% and a
AIM under the Advisory Agreement is fair     periodically with such Fund's portfolio      minimum of 0.50%. The Board considered the
and reasonable and would have been           managers and/or other investment personnel   contractual nature of this fee waiver and
obtained through arm's length                and believes that such individuals are       noted that it remains in effect until June
negotiations.                                competent and able to continue to carry      30, 2006. The Board considered the effect
                                             out their responsibilities under the         this fee waiver would have on the Fund's
o The nature and extent of the advisory      Advisory Agreement.                          estimated expenses and concluded that the
services to be provided by AIM. The Board                                                 levels of fee waivers/expense limitations
reviewed the services to be provided by                                                   for the Fund were fair and reasonable.
AIM under the Advisory Agreement. Based on
such review, the Board concluded that the
range of services to be provided by AIM
under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

*The unmanaged Lipper Large-Cap Value Index represents an average of the performance of the 30 largest large-capitalization value funds tracked by Lipper, Inc., an
independent mutual fund performance monitor.                                                                             (continued)

AIM OPPORTUNITIES FUND

o Breakpoints and economies of scale. The    the recommendation made by the Senior        o Other factors and current trends. In
Board reviewed the structure of the Fund's   Officer to the Board that the Board          determining whether to continue the
advisory fee under the Advisory Agreement,   consider implementing a process to assist    Advisory Agreement for the Fund, the Board
noting that it does not include any          them in more closely monitoring the          considered the fact that AIM, along with
breakpoints. The Board considered whether    performance of the AIM Funds. The Board      others in the mutual fund industry, is
it would be appropriate to add advisory      concluded that it would be advisable to      subject to regulatory inquiries and
fee breakpoints for the Fund or whether,     implement such a process as soon as          litigation related to a wide range of
due to the nature of the Fund and the        reasonably practicable.                      issues. The Board also considered the
advisory fee structures of comparable                                                     governance and compliance reforms being
funds, it was reasonable to structure the    o Profitability of AIM and its affiliates.   undertaken by AIM and its affiliates,
advisory fee without breakpoints. Based on   The Board reviewed information concerning    including maintaining an internal controls
this review, the Board concluded that it     the profitability of AIM's (and its          committee and retaining an independent
was not necessary to add advisory fee        affiliates') investment advisory and other   compliance consultant, and the fact that
breakpoints to the Fund's advisory fee       activities and its financial condition.      AIM has undertaken to cause the Fund to
schedule. The Board reviewed the level of    The Board considered the overall             operate in accordance with certain
the Fund's advisory fees, and noted that     profitability of AIM, as well as the         governance policies and practices. The
such fees, as a percentage of the Fund's     profitability of AIM in connection with      Board concluded that these actions
net assets, would remain constant under      managing the Fund. The Board noted that      indicated a good faith effort on the part
the Advisory Agreement because the           AIM's operations remain profitable,          of AIM to adhere to the highest ethical
Advisory Agreement does not include any      although increased expenses in recent        standards, and determined that the current
breakpoints. The Board concluded that the    years have reduced AIM's profitability.      regulatory and litigation environment to
Fund's fee levels under the Advisory         Based on the review of the profitability     which AIM is subject should not prevent
Agreement therefore would not reflect        of AIM's and its affiliates' investment      the Board from continuing the Advisory
economies of scale.                          advisory and other activities and its        Agreement for the Fund.
                                             financial condition, the Board concluded
o Investments in affiliated money market     that the compensation to be paid by the
funds. The Board also took into account      Fund to AIM under its Advisory Agreement
the fact that uninvested cash and cash       was not excessive.
collateral from securities lending
arrangements (collectively, "cash            o Benefits of soft dollars to AIM. The
balances") of the Fund may be invested in    Board considered the benefits realized by
money market funds advised by AIM pursuant   AIM as a result of brokerage transactions
to the terms of an SEC exemptive order.      executed through "soft dollar"
The Board found that the Fund may realize    arrangements. Under these arrangements,
certain benefits upon investing cash         brokerage commissions paid by the Fund
balances in AIM advised money market         and/or other funds advised by AIM are used
funds, including a higher net return,        to pay for research and execution
increased liquidity, increased               services. This research is used by AIM in
diversification or decreased transaction     making investment decisions for the Fund.
costs. The Board also found that the Fund    The Board concluded that such arrangements
will not receive reduced services if it      were appropriate.
invests its cash balances in such money
market funds. The Board noted that, to the   o AIM's financial soundness in light of
extent the Fund invests in affiliated        the Fund's needs. The Board considered
money market funds, AIM has voluntarily      whether AIM is financially sound and has
agreed to waive a portion of the advisory    the resources necessary to perform its
fees it receives from the Fund               obligations under the Advisory Agreement,
attributable to such investment. The Board   and concluded that AIM has the financial
further determined that the proposed         resources necessary to fulfill its
securities lending program and related       obligations under the Advisory Agreement.
procedures with respect to the lending
Fund is in the best interests of the         o Historical relationship between the Fund
lending Fund and its respective              and AIM. In determining whether to
shareholders. The Board therefore            continue the Advisory Agreement for the
concluded that the investment of cash        Fund, the Board also considered the prior
collateral received in connection with the   relationship between AIM and the Fund, as
securities lending program in the money      well as the Board's knowledge of AIM's
market funds according to the procedures     operations, and concluded that it was
is in the best interests of the lending      beneficial to maintain the current
Fund and its respective shareholders.        relationship, in part, because of such
                                             knowledge. The Board also reviewed the
o Independent written evaluation and         general nature of the non-investment
recommendations of the Fund's Senior         advisory services currently performed by
Officer. The Board noted that, upon their    AIM and its affiliates, such as
direction, the Senior Officer of the Fund,   administrative, transfer agency and
who is independent of AIM and AIM's          distribution services, and the fees
affiliates, had prepared an independent      received by AIM and its affiliates for
written evaluation in order to assist the    performing such services. In addition to
Board in determining the reasonableness of   reviewing such services, the trustees also
the proposed management fees of the AIM      considered the organizational structure
Funds, including the Fund. The Board noted   employed by AIM and its affiliates to
that the Senior Officer's written            provide those services. Based on the
evaluation had been relied upon by the       review of these and other factors, the
Board in this regard in lieu of a            Board concluded that AIM and its
competitive bidding process. In              affiliates were qualified to continue to
determining whether to continue the          provide non-investment advisory services
Advisory Agreement for the Fund, the Board   to the Fund, including administrative,
considered the Senior Officer's written      transfer agency and distribution services,
evaluation and                               and that AIM and its affiliates currently
                                             are providing satisfactory non-investment
                                             advisory services.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS-121.13%

AEROSPACE & DEFENSE-2.68%

Boeing Co. (The)                                    6,060   $    505,707
------------------------------------------------------------------------
General Dynamics Corp.                             12,476        818,675
------------------------------------------------------------------------
Lockheed Martin Corp.                               8,186        621,317
========================================================================
                                                               1,945,699
========================================================================

APPAREL RETAIL-0.78%

Buckle, Inc. (The)                                  9,382        401,081
------------------------------------------------------------------------
Gymboree Corp. (The)(a)                             5,518        165,981
========================================================================
                                                                 567,062
========================================================================

APPLICATION SOFTWARE-0.40%

Ansoft Corp.(a)                                     2,719        120,125
------------------------------------------------------------------------
Autodesk, Inc.(a)                                   4,118        173,121
========================================================================
                                                                 293,246
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.33%

Franklin Resources, Inc.                            2,711        252,448
------------------------------------------------------------------------
MCG Capital Corp.                                  35,589        525,294
------------------------------------------------------------------------
Nuveen Investments-Class A                          3,929        189,063
========================================================================
                                                                 966,805
========================================================================

AUTOMOTIVE RETAIL-0.64%

Group 1 Automotive, Inc.                            8,552        466,768
========================================================================

BIOTECHNOLOGY-1.56%

Amgen Inc.(a)                                       6,266        424,208
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           12,321        708,458
========================================================================
                                                               1,132,666
========================================================================

CATALOG RETAIL-0.31%

Blair Corp.                                         5,808        224,073
========================================================================

COMMODITY CHEMICALS-0.95%

Lyondell Chemical Co.                              19,280        464,648
------------------------------------------------------------------------
Westlake Chemical Corp.                             7,296        221,434
========================================================================
                                                                 686,082
========================================================================

COMMUNICATIONS EQUIPMENT-5.10%

Cisco Systems, Inc.(a)                             52,464      1,099,121
------------------------------------------------------------------------
Corning Inc.(a)                                    15,268        421,855
------------------------------------------------------------------------
InterDigital Communications Corp.(a)                5,233        132,499
------------------------------------------------------------------------
Motorola, Inc.                                     34,872        744,517
------------------------------------------------------------------------
QUALCOMM Inc.                                      22,127      1,136,000
------------------------------------------------------------------------
RELM Wireless Corp.(a)                             17,092        162,545
========================================================================
                                                               3,696,537
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

COMPUTER & ELECTRONICS RETAIL-0.40%

Best Buy Co., Inc.                                  2,578   $    146,070
------------------------------------------------------------------------
REX Stores Corp.(a)                                 7,360        140,723
========================================================================
                                                                 286,793
========================================================================

COMPUTER HARDWARE-4.71%

Apple Computer, Inc.(a)                             9,901        696,931
------------------------------------------------------------------------
Dell Inc.(a)                                       13,530        354,486
------------------------------------------------------------------------
Hewlett-Packard Co.                                38,003      1,233,958
------------------------------------------------------------------------
International Business Machines Corp.              13,764      1,133,328
========================================================================
                                                               3,418,703
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.63%

EMC Corp.(a)                                       23,060        311,540
------------------------------------------------------------------------
Komag, Inc.(a)                                      3,516        147,813
========================================================================
                                                                 459,353
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.15%

Caterpillar Inc.                                    4,933        373,625
------------------------------------------------------------------------
Cummins Inc.                                        4,395        459,278
========================================================================
                                                                 832,903
========================================================================

CONSTRUCTION MATERIALS-0.56%

Florida Rock Industries, Inc.                       3,631        226,465
------------------------------------------------------------------------
Martin Marietta Materials, Inc.                     1,712        181,746
========================================================================
                                                                 408,211
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.55%

Global Payments Inc.                                7,380        350,033
------------------------------------------------------------------------
infoUSA Inc.                                       22,848        255,212
------------------------------------------------------------------------
MoneyGram International, Inc.                      12,800        433,920
------------------------------------------------------------------------
Paychex, Inc.                                       2,192         88,535
========================================================================
                                                               1,127,700
========================================================================

DEPARTMENT STORES-0.45%

Nordstrom, Inc.                                     8,492        325,498
========================================================================

DIVERSIFIED BANKS-4.71%

Bank of America Corp.                              31,665      1,580,717
------------------------------------------------------------------------
U.S. Bancorp                                       22,705        713,845
------------------------------------------------------------------------
Wachovia Corp.                                     18,730      1,120,990
========================================================================
                                                               3,415,552
========================================================================

DIVERSIFIED CHEMICALS-3.32%

Ashland Inc.                                       10,223        672,878
------------------------------------------------------------------------
Dow Chemical Co. (The)                             14,923        606,023
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------
DIVERSIFIED CHEMICALS-(CONTINUED)

Eastman Chemical Co.                               12,072   $    656,113
------------------------------------------------------------------------
PPG Industries, Inc.                                7,058        473,733
========================================================================
                                                               2,408,747
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.11%

Corporate Executive Board Co. (The)                 1,768        189,406
------------------------------------------------------------------------
PHH Corp.(a)                                        6,731        187,660
------------------------------------------------------------------------
West Corp.(a)                                       9,181        425,264
========================================================================
                                                                 802,330
========================================================================

ELECTRIC UTILITIES-2.18%

Allegheny Energy, Inc.(a)                           6,682        238,080
------------------------------------------------------------------------
American Electric Power Co., Inc.                   8,047        269,252
------------------------------------------------------------------------
Edison International                                9,956        402,322
------------------------------------------------------------------------
FirstEnergy Corp.                                  13,184        668,561
========================================================================
                                                               1,578,215
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.58%

Emerson Electric Co.                                4,941        419,738
========================================================================

FOOTWEAR-0.50%

Steven Madden, Ltd.                                 6,828        363,523
========================================================================

GAS UTILITIES-3.54%

Energen Corp.                                      20,645        728,149
------------------------------------------------------------------------
Equitable Resources, Inc.                          21,115        749,794
------------------------------------------------------------------------
Questar Corp.                                       5,628        450,522
------------------------------------------------------------------------
South Jersey Industries, Inc.                      24,061        639,541
========================================================================
                                                               2,568,006
========================================================================

HEALTH CARE DISTRIBUTORS-0.23%

McKesson Corp.                                      3,447        167,490
========================================================================

HEALTH CARE EQUIPMENT-1.53%

Becton, Dickinson and Co.                          11,370        716,765
------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                         4,708        391,752
========================================================================
                                                               1,108,517
========================================================================

HEALTH CARE SERVICES-0.15%

Computer Programs and Systems, Inc.                 2,260        106,717
========================================================================

HOME FURNISHINGS-0.17%

Stanley Furniture Co., Inc.                         4,433        120,090
========================================================================

HOME IMPROVEMENT RETAIL-2.07%

Home Depot, Inc. (The)                             17,800        710,754
------------------------------------------------------------------------
Lowe's Cos., Inc.                                  12,500        788,125
========================================================================
                                                               1,498,879
========================================================================

HOMEBUILDING-0.44%

Cavco Industries, Inc.(a)                           7,020        315,900
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-1.03%

Choice Hotels International, Inc.                  13,920   $    745,138
========================================================================

HOUSEHOLD PRODUCTS-0.27%

Kimberly-Clark Corp.                                3,341        195,549
========================================================================

HYPERMARKETS & SUPER CENTERS-1.40%

Costco Wholesale Corp.                              5,466        297,515
------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              15,875        714,851
========================================================================
                                                               1,012,366
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.89%

TXU Corp.                                          12,964        643,403
========================================================================

INDUSTRIAL CONGLOMERATES-3.45%

3M Co.                                             25,840      2,207,511
------------------------------------------------------------------------
Tyco International Ltd.                            11,347        298,994
========================================================================
                                                               2,506,505
========================================================================

INDUSTRIAL MACHINERY-2.67%

Danaher Corp.                                       8,786        563,270
------------------------------------------------------------------------
Eaton Corp.                                         9,729        745,728
------------------------------------------------------------------------
IDEX Corp.                                          4,993        253,644
------------------------------------------------------------------------
Illinois Tool Works Inc.                            3,635        373,315
========================================================================
                                                               1,935,957
========================================================================

INTEGRATED OIL & GAS-5.88%

ConocoPhillips                                     12,453        833,106
------------------------------------------------------------------------
Exxon Mobil Corp.                                  45,280      2,856,262
------------------------------------------------------------------------
Occidental Petroleum Corp.                          5,617        577,091
========================================================================
                                                               4,266,459
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.83%

CenturyTel, Inc.                                   12,879        485,538
------------------------------------------------------------------------
Verizon Communications Inc.                        25,410        839,293
========================================================================
                                                               1,324,831
========================================================================

INTERNET SOFTWARE & SERVICES-1.25%

EarthLink, Inc.(a)                                 22,665        206,025
------------------------------------------------------------------------
eBay Inc.(a)                                       13,342        459,098
------------------------------------------------------------------------
Google Inc.-Class A(a)                                583        243,659
========================================================================
                                                                 908,782
========================================================================

INVESTMENT BANKING & BROKERAGE-4.06%

Goldman Sachs Group, Inc. (The)                     5,205        834,309
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       4,933        745,623
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          10,007        763,134
------------------------------------------------------------------------
Morgan Stanley                                      9,419        605,642
========================================================================
                                                               2,948,708
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES-0.39%

Accenture Ltd.-Class A(a)                           9,852   $    286,398
========================================================================

LIFE & HEALTH INSURANCE-3.02%

Presidential Life Corp.                             3,938         97,072
------------------------------------------------------------------------
Prudential Financial, Inc.                         26,812      2,094,821
========================================================================
                                                               2,191,893
========================================================================

MANAGED HEALTH CARE-3.68%

Aetna Inc.                                         18,825        724,763
------------------------------------------------------------------------
CIGNA Corp.                                         6,436        688,652
------------------------------------------------------------------------
Sierra Health Services, Inc.(a)                     4,634        181,699
------------------------------------------------------------------------
UnitedHealth Group Inc.                            21,557      1,072,245
========================================================================
                                                               2,667,359
========================================================================

MOVIES & ENTERTAINMENT-0.86%

Time Warner Inc.                                   28,323        492,820
------------------------------------------------------------------------
Viacom Inc.-Class B(a)                              3,344        133,192
========================================================================
                                                                 626,012
========================================================================

MULTI-LINE INSURANCE-1.90%

American International Group, Inc.                 15,932      1,039,563
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       3,674        337,751
========================================================================
                                                               1,377,314
========================================================================

MULTI-UTILITIES-2.04%

Duke Energy Corp.                                   8,811        256,576
------------------------------------------------------------------------
MDU Resources Group, Inc.                          14,184        521,262
------------------------------------------------------------------------
PG&E Corp.                                          7,414        295,374
------------------------------------------------------------------------
Sempra Energy                                       8,810        405,436
========================================================================
                                                               1,478,648
========================================================================

OIL & GAS DRILLING-0.50%

Transocean Inc.(a)                                  4,473        362,626
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.35%

Anadarko Petroleum Corp.                            3,273        343,076
------------------------------------------------------------------------
Apache Corp.                                        3,987        283,236
------------------------------------------------------------------------
Devon Energy Corp.                                  5,900        354,649
========================================================================
                                                                 980,961
========================================================================

OIL & GAS REFINING & MARKETING-0.19%

Western Gas Resources, Inc.                         2,695        140,140
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.88%

Overseas Shipholding Group, Inc.                   13,121        640,698
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.65%

Citigroup Inc.                                     26,651      1,331,218
------------------------------------------------------------------------
JPMorgan Chase & Co.                               29,098      1,320,467
========================================================================
                                                               2,651,685
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

PACKAGED FOODS & MEATS-2.35%

General Mills, Inc.                                15,600   $    769,704
------------------------------------------------------------------------
Pilgrim's Pride Corp.                              13,413        350,482
------------------------------------------------------------------------
Premium Standard Farms, Inc.                        8,791        146,458
------------------------------------------------------------------------
Seaboard Corp.                                        285        439,470
========================================================================
                                                               1,706,114
========================================================================

PHARMACEUTICALS-3.57%

Allergan, Inc.                                      5,511        566,090
------------------------------------------------------------------------
CNS, Inc.                                           4,636         99,720
------------------------------------------------------------------------
Matrixx Initiatives, Inc.(a)                        8,010        130,403
------------------------------------------------------------------------
Merck & Co. Inc.                                   25,831        889,103
------------------------------------------------------------------------
Wyeth                                              18,616        906,041
========================================================================
                                                               2,591,357
========================================================================

PROPERTY & CASUALTY INSURANCE-2.52%

FPIC Insurance Group, Inc.(a)                       6,200        247,690
------------------------------------------------------------------------
MBIA Inc.                                           7,384        440,308
------------------------------------------------------------------------
Safety Insurance Group, Inc.                       12,539        580,430
------------------------------------------------------------------------
Seabright Insurance Holdings(a)                    15,907        270,737
------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                 6,549        288,353
========================================================================
                                                               1,827,518
========================================================================

RAILROADS-1.34%

CSX Corp.                                           5,113        350,189
------------------------------------------------------------------------
Norfolk Southern Corp.                             11,478        619,812
========================================================================
                                                                 970,001
========================================================================

REGIONAL BANKS-1.68%

First BanCorp.                                     22,325        236,645
------------------------------------------------------------------------
KeyCorp                                            14,574        557,019
------------------------------------------------------------------------
NBT Bancorp Inc.                                   12,746        277,990
------------------------------------------------------------------------
Virginia Financial Group, Inc.                      3,676        146,709
========================================================================
                                                               1,218,363
========================================================================

RESTAURANTS-2.12%

McDonald's Corp.                                   19,460        672,732
------------------------------------------------------------------------
Starbucks Corp.(a)                                  9,451        352,239
------------------------------------------------------------------------
Triarc Cos., Inc.-Class B                          31,060        513,111
========================================================================
                                                               1,538,082
========================================================================

SEMICONDUCTOR EQUIPMENT-0.28%

Applied Materials, Inc.                            11,309        202,997
========================================================================

SEMICONDUCTORS-3.03%

Intel Corp.                                        66,070      1,320,079
------------------------------------------------------------------------
Linear Technology Corp.                             6,613        234,761
------------------------------------------------------------------------
National Semiconductor Corp.                        5,249        157,365
------------------------------------------------------------------------
Texas Instruments Inc.                             13,935        483,684
========================================================================
                                                               2,195,889
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

SOFT DRINKS-2.96%

Coca-Cola Co. (The)                                29,741   $  1,247,932
------------------------------------------------------------------------
PepsiCo, Inc.                                      15,485        901,847
========================================================================
                                                               2,149,779
========================================================================

SPECIALIZED FINANCE-4.28%

CIT Group, Inc.                                     6,132        331,189
------------------------------------------------------------------------
Medallion Financial Corp.                          11,675        155,394
------------------------------------------------------------------------
Moody's Corp.                                      42,187      2,616,016
========================================================================
                                                               3,102,599
========================================================================

STEEL-1.53%

Commercial Metals Co.                               8,604        468,058
------------------------------------------------------------------------
Great Northern Iron Ore Properties                  1,576        205,274
------------------------------------------------------------------------
Mesabi Trust                                       19,978        436,519
========================================================================
                                                               1,109,851
========================================================================

SYSTEMS SOFTWARE-2.97%

Microsoft Corp.                                    79,690      1,924,513
------------------------------------------------------------------------
Oracle Corp.(a)                                    15,657        228,436
========================================================================
                                                               2,152,949
========================================================================

THRIFTS & MORTGAGE FINANCE-2.44%

CharterMac                                         22,506        433,916
------------------------------------------------------------------------
Countrywide Financial Corp.                         8,594        349,432
------------------------------------------------------------------------
Fremont General Corp.                              13,505        300,351
------------------------------------------------------------------------
R&G Financial Corp.-Class B (Puerto Rico)          22,851        238,336
------------------------------------------------------------------------
Washington Mutual, Inc.                             9,950        448,347
========================================================================
                                                               1,770,382
========================================================================

TOBACCO-2.91%

Altria Group, Inc.                                 14,466      1,058,332
------------------------------------------------------------------------
Reynolds American Inc.                              9,589      1,051,434
========================================================================
                                                               2,109,766
========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.88%

GATX Corp.                                         13,694        640,879
========================================================================

TRUCKING-1.35%

Con-way Inc.                                        6,609        368,253
------------------------------------------------------------------------
Laidlaw International Inc.                         24,649        610,063
========================================================================
                                                                 978,316
========================================================================
    Total Common Stocks (Cost $81,384,308)                    87,868,077
========================================================================

MONEY MARKET FUNDS-5.92%

Liquid Assets Portfolio-Institutional
  Class(b)                                      2,147,128      2,147,128
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(b)     2,147,128      2,147,128
========================================================================
    Total Money Market Funds (Cost
      $4,294,256)                                              4,294,256
========================================================================
TOTAL INVESTMENTS-127.05% (Cost $85,678,564)                  92,162,333
------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(27.05)%                       (19,619,548)
========================================================================
NET ASSETS-100.00%                                          $ 72,542,785
========================================================================

SECURITIES SOLD SHORT

                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS-24.22%(C)



AEROSPACE & DEFENSE-0.45%

Argon ST, Inc.                                      4,600   $    152,858
------------------------------------------------------------------------
Hexcel Corp.                                        7,900        174,511
========================================================================
                                                                 327,369
========================================================================

AGRICULTURAL PRODUCTS-0.64%

Fresh Del Monte Produce Inc.                       24,700        464,607
========================================================================

AUTO PARTS & EQUIPMENT-0.14%

Visteon Corp.                                      17,000         99,960
========================================================================

COMMERCIAL PRINTING-0.88%

Deluxe Corp.                                       26,700        636,528
========================================================================

CONSTRUCTION & ENGINEERING-1.23%

Fluor Corp.                                         8,000        743,280
------------------------------------------------------------------------
Foster Wheeler Ltd.                                 3,300        147,048
========================================================================
                                                                 890,328
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.38%

Trinity Industries, Inc.                            4,300        273,050
========================================================================

CONSUMER FINANCE-2.16%

Nelnet, Inc.-Class A                                3,000        116,700
------------------------------------------------------------------------
SLM Corp.                                          27,400      1,448,912
========================================================================
                                                               1,565,612
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.16%

Energy Conversion Devices, Inc.                     2,400        120,024
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.11%

Cogent Inc.                                         4,700         76,892
========================================================================

GAS UTILITIES-1.05%

Peoples Energy Corp.                               20,900        759,297
========================================================================

HEALTH CARE EQUIPMENT-0.21%

Conor Medsystems, Inc.                              5,600        151,200
========================================================================

HEALTH CARE FACILITIES-2.45%

LifePoint Hospitals, Inc.                          24,018        761,370
------------------------------------------------------------------------
Tenet Healthcare Corp.                             41,400        344,448
------------------------------------------------------------------------
Triad Hospitals, Inc.                              16,300        671,560
========================================================================
                                                               1,777,378
========================================================================

HEALTH CARE SERVICES-0.17%

CorVel Corp.                                        5,700        125,856
========================================================================

HOME ENTERTAINMENT SOFTWARE-0.16%

Take-Two Interactive Software, Inc.                 6,700        114,235
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

HOMEBUILDING-0.12%

Levitt Corp.-Class A                                4,300   $     84,108
========================================================================

HOMEFURNISHINGS RETAIL-0.74%

Cost Plus, Inc.                                    30,400        535,040
========================================================================

HOUSEWARES & SPECIALTIES-0.00%

CSS Industries, Inc.                                   47          1,415
========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.09%

Hudson Highland Group, Inc.                         4,900         98,735
------------------------------------------------------------------------
Kelly Services, Inc.-Class A                       24,900        688,983
========================================================================
                                                                 787,718
========================================================================

INDUSTRIAL CONGLOMERATES-0.20%

Textron Inc.                                        1,600        143,920
========================================================================

IT CONSULTING & OTHER SERVICES-0.65%

BearingPoint, Inc.                                 18,800        174,464
------------------------------------------------------------------------
SRA International, Inc.-Class A                     9,300        297,786
========================================================================
                                                                 472,250
========================================================================

MULTI-UTILITIES-1.93%

Energy East Corp.                                  11,900        287,504
------------------------------------------------------------------------
KeySpan Corp.                                      16,400        662,232
------------------------------------------------------------------------
NiSource Inc.                                      14,900        314,539
------------------------------------------------------------------------
PNM Resources Inc.                                  5,400        136,674
========================================================================
                                                               1,400,949
========================================================================

PAPER PACKAGING-1.29%

Packaging Corp. of America                         29,800        669,904
------------------------------------------------------------------------
Temple-Inland Inc.                                  5,700        264,708
========================================================================
                                                                 934,612
========================================================================

PHARMACEUTICALS-1.03%

MGI Pharma, Inc.                                   13,700        255,916
------------------------------------------------------------------------
Perrigo Co.                                        30,800        491,568
========================================================================
                                                                 747,484
========================================================================

PUBLISHING-0.45%

Hollinger International Inc.-Class A               40,799        325,168
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

RAILROADS-0.99%

Kansas City Southern                               29,700   $    721,710
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.31%

Jones Lang LaSalle Inc.                             4,300        364,468
------------------------------------------------------------------------
St. Joe Co. (The)                                  10,400        584,064
========================================================================
                                                                 948,532
========================================================================

REGIONAL BANKS-2.16%

Century Bancorp, Inc.-Class A                       6,400        174,656
------------------------------------------------------------------------
Fifth Third Bancorp                                16,800        679,056
------------------------------------------------------------------------
Pennsylvania Commerce Bancorp, Inc.                 2,600         78,364
------------------------------------------------------------------------
Signature Bank                                     15,500        548,235
------------------------------------------------------------------------
State Bancorp, Inc.                                 5,700         90,345
========================================================================
                                                               1,570,656
========================================================================

SEMICONDUCTOR EQUIPMENT-0.16%

Entegris Inc.                                      11,300        115,034
========================================================================

SPECIALTY CHEMICALS-0.92%

Cytec Industries Inc.                              11,100        671,217
========================================================================

SYSTEMS SOFTWARE-0.15%

NetIQ Corp.                                         9,300        111,600
========================================================================

THRIFTS & MORTGAGE FINANCE-0.11%

NetBank, Inc.                                      12,000         84,000
========================================================================

TOBACCO-0.51%

Universal Corp.                                     9,800        373,086
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.22%

American Tower Corp.-Class A                        2,300         78,522
------------------------------------------------------------------------
Crown Castle International Corp.                    2,500         84,125
========================================================================
                                                                 162,647
========================================================================
    Total Securities Sold Short
      (Proceeds $17,634,143)                                $ 17,573,482
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(c) Collateral on short sales was segregated by the Fund in the amount of $19,572,961 which represents 111.38% of the value of securities sold short.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $81,384,308)       $  87,868,077
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $4,294,256)                                4,294,256
============================================================
     Total investments (cost $85,678,564)         92,162,333
============================================================
Foreign currencies, at value (cost $166)                 173
------------------------------------------------------------
Receivables for:
  Deposits with brokers for securities sold
     short                                        17,849,684
------------------------------------------------------------
  Fund shares sold                                     1,588
------------------------------------------------------------
  Dividends and Interest                              83,037
------------------------------------------------------------
  Short stock rebates                                 61,867
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                33,862
------------------------------------------------------------
Other assets                                          18,655
============================================================
     Total assets                                110,211,199
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                             775,438
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                 43,422
------------------------------------------------------------
  Loan outstanding                                19,000,000
------------------------------------------------------------
  Short stock account dividends                       22,733
------------------------------------------------------------
Securities sold short, at value (proceeds
  $17,634,143)                                    17,573,482
------------------------------------------------------------
Accrued interest expense                              84,669
------------------------------------------------------------
Accrued distribution fees                             40,050
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,829
------------------------------------------------------------
Accrued transfer agent fees                           50,138
------------------------------------------------------------
Accrued operating expenses                            76,653
============================================================
     Total liabilities                            37,668,414
============================================================
Net assets applicable to shares outstanding    $  72,542,785
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 332,752,649
------------------------------------------------------------
Undistributed net investment income (loss)          (489,340)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts
  and securities sold short                     (266,264,960)
------------------------------------------------------------
Unrealized appreciation from investment
  securities, foreign currencies and
  securities sold short                            6,544,436
============================================================
                                               $  72,542,785
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  32,208,501
____________________________________________________________
============================================================
Class B                                        $  31,148,475
____________________________________________________________
============================================================
Class C                                        $   9,185,809
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            3,527,759
____________________________________________________________
============================================================
Class B                                            3,550,966
____________________________________________________________
============================================================
Class C:                                           1,047,406
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        9.13
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $9.13 divided by
       94.50%)                                 $        9.66
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $        8.77
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $        8.77
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $(2,523))        $   802,966
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       51,242
-------------------------------------------------------------------------
Interest                                                            1,029
-------------------------------------------------------------------------
Short stock rebates                                               406,899
=========================================================================
    Total investment income                                     1,262,136
=========================================================================

EXPENSES:

Advisory fees                                                     514,883
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                      7,681
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          44,068
-------------------------------------------------------------------------
  Class B                                                         170,789
-------------------------------------------------------------------------
  Class C                                                          52,575
-------------------------------------------------------------------------
Dividends on short sales                                          257,791
-------------------------------------------------------------------------
Interest and line of credit fees                                  500,604
-------------------------------------------------------------------------
Transfer agent fees                                               129,852
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           8,885
-------------------------------------------------------------------------
Other                                                              86,982
=========================================================================
    Total expenses                                              1,798,905
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (81,052)
=========================================================================
    Net expenses                                                1,717,853
=========================================================================
Net investment income (loss)                                     (455,717)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS AND
  SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                                           103,821
-------------------------------------------------------------------------
  Futures contracts                                                 5,884
-------------------------------------------------------------------------
  Securities sold short                                        (1,028,275)
=========================================================================
                                                                 (918,570)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         7,883,203
-------------------------------------------------------------------------
  Foreign currencies                                                    5
-------------------------------------------------------------------------
  Securities sold short                                          (406,473)
=========================================================================
                                                                7,476,735
=========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts and securities sold short                   6,558,165
=========================================================================
Net increase in net assets resulting from operations          $ 6,102,448
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (455,717)   $    162,031
------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities, foreign currencies, futures contracts, option contracts and
    securities sold short                                         (918,570)     19,716,537
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, options
    contracts and securities sold short                          7,476,735     (13,577,363)
==========================================================================================
    Net increase in net assets resulting from operations         6,102,448       6,301,205
==========================================================================================
Decrease in net assets resulting from distributions to
  shareholders from net investment income-Class A                  (84,037)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (7,627,990)    (20,524,877)
------------------------------------------------------------------------------------------
  Class B                                                       (7,887,776)    (20,917,531)
------------------------------------------------------------------------------------------
  Class C                                                       (2,833,436)     (6,690,783)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (18,349,202)    (48,133,191)
==========================================================================================
    Net increase (decrease) in net assets                      (12,330,791)    (41,831,986)
==========================================================================================

NET ASSETS:

  Beginning of period                                           84,873,576     126,705,562
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(489,340) and $50,414, respectively)    $ 72,542,785    $ 84,873,576
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CASH FLOWS

For the six months ended April 30, 2006

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $   6,102,448
---------------------------------------------------------------------------

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                      (35,258,528)
---------------------------------------------------------------------------
  Proceeds from disposition of investments                       60,177,233
---------------------------------------------------------------------------
  Decrease in deposits with brokers for securities sold
    short                                                         2,856,791
---------------------------------------------------------------------------
  Increase in dividends and interest receivable                        (139)
---------------------------------------------------------------------------
  Increase in other assets                                          (12,460)
---------------------------------------------------------------------------
  Decrease in securities sold short                              (1,571,046)
---------------------------------------------------------------------------
  Decrease in accrued expenses and other payables                   (13,678)
---------------------------------------------------------------------------
  Unrealized appreciation on investment securities and
    foreign currencies                                           (7,883,208)
---------------------------------------------------------------------------
  Net realized gain on investment securities                       (103,821)
===========================================================================
    Net cash provided by operating activities                    24,293,592
===========================================================================

CASH USED IN FINANCING ACTIVITIES:

  Net decrease in borrowings on line of credit                   (6,000,000)
---------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                  437,306
---------------------------------------------------------------------------
  Dividends paid to shareholders                                     (6,111)
---------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                  (18,252,600)
===========================================================================
    Net cash provided by (used in) financing activities         (23,821,405)
===========================================================================
Net increase (decrease) in cash and cash equivalents                472,187
---------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                  3,822,242
===========================================================================
Cash and cash equivalents at end of period                    $   4,294,429
___________________________________________________________________________
===========================================================================

NON-CASH FINANCING ACTIVITIES:

Value of shares of beneficial interest issued in
  reinvestment of dividends paid to shareholders              $      77,926
___________________________________________________________________________
===========================================================================
Supplemental disclosure of cash flow information:
Cash paid during the year for interest was                    $     483,794

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities III Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. CASH AND CASH EQUIVALENTS -- Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

H. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds ("covered") or for which it holds no corresponding position ("not covered"). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

L. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted on a monthly basis by a calculated rate ("Fee Adjustment Rate"), (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund for the previous 12 month period ("Performance Period") exceeds the sum of 2.00% plus the investment record of the S&P 500 Index for the Performance Period, but shall be capped at 2.50% of the Fund's average daily net assets for the fiscal period, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the S&P 500 Index for the Performance Period less 2.00% exceeds the investment performance of the Class A shares of the Fund for the Performance Period, but shall be no less than 0.50% of the average daily net assets for the fiscal period. After the Fee Adjustment Rate is determined, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Fee Adjustment Rate by the average daily net assets of the Fund during the Performance Period and dividing that number by the number of days in the Performance Period. The management fee, as adjusted, is accrued daily and paid monthly. AIM has contractually agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed an annual base management fee of 1.25%, subject to an annual maximum of 0.75% performance adjustment upward or downward, through June 30, 2006 calculated in the same manner as described above. As a result of this waiver, the net advisory fees are limited to a maximum of 2.00% and a minimum of 0.50%.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $78,826.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $436.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $129,852 for Class A, Class B and Class C shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B and Class C shares paid $44,068, $170,789 and $52,575, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $931 in front-end sales commissions from the sale of Class A shares and $1, $3,010 and $115 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $1,911,121       $10,427,080       $(10,191,073)         $   --         $2,147,128       $25,575       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            1,911,121        10,427,080        (10,191,073)             --          2,147,128        25,667           --
==================================================================================================================================
  Total           $3,822,242       $20,854,160       $(20,382,146)         $   --         $4,294,256       $51,242       $   --
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,790.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $3,160 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.06% on the unused balance of the committed line.

    During the six months ended April 30, 2006, the Fund had average borrowings for the 181 days the borrowings were outstanding of $20,988,950, with a weighted average interest rate of 4.81% and interest expense of $500,877.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2005 to utilizing $262,930,620 of capital loss carryforward in the fiscal year ended October 31, 2006.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $161,970,903
-----------------------------------------------------------------------------
October 31, 2010                                                  89,320,575
-----------------------------------------------------------------------------
October 31, 2011                                                  14,054,912
=============================================================================
Total capital loss carryforward                                 $265,346,390
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Advantage Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $35,258,528 and $60,127,811, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                           $ 8,767,549
-------------------------------------------------------------------------------
  Securities sold short                                             1,370,358
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                            (2,283,780)
-------------------------------------------------------------------------------
  Securities sold short                                            (1,309,697)
===============================================================================
  Net unrealized appreciation (depreciation) of investment
    securities                                                    $ 6,544,430
_______________________________________________________________________________
===============================================================================


Cost of investments and proceeds from securities sold short is the same for tax and financial statement purposes.

NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2006(A)              OCTOBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         26,752    $    240,237       282,905    $  2,376,960
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         15,755         135,684        70,670         580,003
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          7,111          61,552        22,006         180,357
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          8,687          77,926            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         41,117         370,514        78,302         663,997
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (42,733)       (370,514)      (81,097)       (663,997)
======================================================================================================================
Reacquired:
  Class A                                                       (925,417)     (8,316,667)   (2,785,751)    (23,565,834)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (886,099)     (7,652,946)   (2,547,088)    (20,833,537)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (334,616)     (2,894,988)     (841,374)     (6,871,140)
======================================================================================================================
                                                              (2,089,443)   $(18,349,202)   (5,801,427)   $(48,133,191)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 11% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        CLASS A
                                ---------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                  YEAR ENDED OCTOBER 31,
                                APRIL 30,        ----------------------------------------------------------------------
                                   2006           2005          2004           2003            2002              2001
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  8.49         $  8.06       $  8.04        $  7.06         $  8.83          $  13.60
-----------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.04)           0.06(a)      (0.03)(b)      (0.06)(b)       (0.02)(b)(c)      (0.03)(b)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.70            0.37          0.05           1.04           (1.75)            (4.37)
=======================================================================================================================
    Total from investment
      operations                    0.66            0.43          0.02           0.98           (1.77)            (4.40)
=======================================================================================================================
Less distributions:
  Dividends from net
    investment income              (0.02)             --            --             --              --                --
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                    --              --            --             --              --             (0.37)
=======================================================================================================================
    Total distributions            (0.02)             --            --             --              --             (0.37)
=======================================================================================================================
Net asset value, end of period   $  9.13         $  8.49       $  8.06        $  8.04         $  7.06          $   8.83
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(d)                     7.78%           5.33%         0.25%         13.88%         (20.05)%          (33.10)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $32,209         $37,166       $54,788        $78,440         $89,218          $171,324
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense and/or
  dividends on short sales
  expense):
  With fee waivers and/or
    expense reimbursements          3.88%(e)        1.86%         1.52%          2.21%           1.26%             2.16%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          4.08%(e)        1.97%         1.54%          2.21%           1.36%             2.26%
=======================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense and/or
  dividends on short sales
  expense):
  With fee waivers and/or
    expense reimbursements          1.98%(e)        1.64%         1.29%          1.95%           1.11%             2.12%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.18%(e)        1.75%         1.31%          1.95%           1.21%             2.22%
=======================================================================================================================
Ratio of net investment income
  (loss) to average net assets     (0.72)%(e)       0.54%(a)     (0.31)%        (0.87)%         (0.19)%(c)        (0.30)%
=======================================================================================================================
Ratio of interest expense and
  dividends on short sales to
  average net assets(f)             1.90%(e)        0.22%         0.23%          0.26%           0.15%             0.04%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(g)            36%            205%           87%           215%            195%              269%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.03 and 0.32%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001 the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $(0.01) and the ratio of net investment income (loss) to average net assets would have been (0.17)%. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $35,546,920.
(f) Ratio includes interest expense and fees on the committed line of credit.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                       CLASS B
                                --------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                 YEAR ENDED OCTOBER 31,
                                APRIL 30,        ---------------------------------------------------------------------
                                   2006           2005          2004           2003            2002             2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  8.17         $  7.80       $  7.84        $  6.93         $  8.74         $  13.55
----------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.07)          (0.02)(a)     (0.08)(b)      (0.11)(b)       (0.08)(b)(c)     (0.12)(b)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.67            0.39          0.04           1.02           (1.73)           (4.32)
======================================================================================================================
    Total from investment
      operations                    0.60            0.37         (0.04)          0.91           (1.81)           (4.44)
======================================================================================================================
Less distributions from net
  realized gains                      --              --            --             --              --            (0.37)
======================================================================================================================
Net asset value, end of period   $  8.77         $  8.17       $  7.80        $  7.84         $  6.93         $   8.74
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(d)                     7.34%           4.74%        (0.51)%        13.13%         (20.71)%         (33.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $31,148         $36,475       $54,797        $70,905         $77,920         $143,331
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense and/or
  dividends on short sales
  expense):
  With fee waivers and/or
    expense reimbursements          4.63%(e)        2.54%         2.17%          2.86%           2.01%            2.92%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          4.83%(e)        2.65%         2.19%          2.86%           2.01%            2.92%
======================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense and/or
  dividends on short sales
  expense):
  With fee waivers and/or
    expense reimbursements          2.73%(e)        2.32%         1.94%          2.60%           1.86%            2.88%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.93%(e)        2.43%         1.96%          2.60%           1.86%            2.88%
======================================================================================================================
Ratio of net investment income
  (loss) to average net assets     (1.47)%(e)      (0.14)%(a)    (0.96)%        (1.52)%         (0.94)%(c)       (1.06)%
======================================================================================================================
Ratio of interest expense and
  dividends on short sales to
  average net assets(f)             1.90%(e)        0.22%         0.23%          0.26%           0.15%            0.04%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(g)            36%            205%           87%           215%            195%             269%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.36)%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income (loss) to average net assets would have been (0.92)%. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $34,440,944.
(f) Ratio includes interest expense and fees on the committed line of credit.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                       CLASS C
                                -------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                 YEAR ENDED OCTOBER 31,
                                APRIL 30,        --------------------------------------------------------------------
                                   2006           2005          2004           2003            2002            2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $ 8.17         $  7.80       $  7.84        $  6.93         $  8.73         $ 13.55
---------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.07)          (0.02)(a)     (0.08)(b)      (0.11)(b)       (0.08)(b)(c)    (0.12)(b)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.67            0.39          0.04           1.02           (1.72)          (4.33)
=====================================================================================================================
    Total from investment
      operations                    0.60            0.37         (0.04)          0.91           (1.80)          (4.45)
=====================================================================================================================
Less distributions from net
  realized gains                      --              --            --             --              --           (0.37)
=====================================================================================================================
Net asset value, end of period    $ 8.77         $  8.17       $  7.80        $  7.84         $  6.93         $  8.73
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(d)                     7.34%           4.74%        (0.51)%        13.13%         (20.62)%        (33.60)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                  $9,186         $11,232       $17,121        $24,060         $30,430         $59,675
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense and/or
  dividends on short sales
  expense):
  With fee waivers and/or
    expense reimbursements          4.63%(e)        2.54%         2.17%          2.86%           2.01%           2.92%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          4.83%(e)        2.65%         2.19%          2.86%           2.01%           2.92%
=====================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense and/or
  dividends on short sales
  expense):
  With fee waivers and/or
    expense reimbursements          2.73%(e)        2.32%         1.94%          2.60%           1.86%           2.88%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements          2.93%(e)        2.43%         1.96%          2.60%           1.86%           2.88%
=====================================================================================================================
Ratio of net investment income
  (loss) to average net assets     (1.47)%(e)      (0.14)%(a)    (0.96)%        (1.52)%         (0.94)%(c)      (1.06)%
=====================================================================================================================
Ratio of interest expense and
  dividends on short sales to
  average net assets(f)             1.90%(e)        0.22%         0.23%          0.26%           0.15%           0.04%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(g)            36%            205%           87%           215%            195%            269%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.36)%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been (0.92)%. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $10,602,069.
(f) Ratio includes interest expense and fees on the committed line of credit.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM OPPORTUNITIES III FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

           DOMESTIC EQUITY                              SECTOR EQUITY                          AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                                 DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                          AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                             FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund AIM
AIM Summit Fund                              Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
       INTERNATIONAL/GLOBAL EQUITY           Premier Portfolio
                                             Premier U.S. Government Money Portfolio
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund                  TAX-FREE
AIM European Growth Fund
AIM European Small Company Fund(1)           AIM High Income Municipal Fund(1)
AIM Global Aggressive Growth Fund            AIM Municipal Bond Fund
AIM Global Equity Fund                       AIM Tax-Exempt Cash Fund
AIM Global Growth Fund                       AIM Tax-Free Intermediate Fund
AIM Global Value Fund                        Premier Tax-Exempt Portfolio
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund                =======================================================================================
AIM International Small Company Fund(1)      CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM Trimark Fund                             THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
                                             ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com              OPP3-SAR-1       A I M Distributors, Inc.



                                 [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-----------------------------------------------------------------------------------
Mutual    Retirement    Annuities    College    Separately    Offshore   Cash                        [AIM INVESTMENTS LOGO]
Funds     Products                   Savings    Managed       Products   Management                 --Registered Trademark--
                                     Plans      Accounts
-----------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Special Opportunities Funds


By: /s/ ROBERT H. GARHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 6, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 6, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 6, 2006

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.